Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document And Entity Information
Entity Registrant Name	Wowio, Inc.
Entity Central Index Key	0001559754
Document Type	S-1
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 134	$ 1,293	$ 24,924
Accounts receivable	2,071	23	2,000
Notes receivable and accrued interest, current portion			213,722
Related party receivables			19,257
Prepaid consulting and other current assets	2,505,638	311,988
Total current assets	2,507,843	313,304	259,903
Prepaid consulting and other assets, net of current portion	548,923	599,197
Notes receivable and accrued interest, net of current portion	177,804	174,389
Intangible assets, net			3,627,857
Total assets	3,234,570	1,086,890	3,887,760
Current liabilities:
Accounts payable and accrued expenses	759,610	651,681	245,068
Current portion of acquisition related liabilities	853,716	645,387	607,747
Related party payables	18,628	3,668
Accrued compensation and related costs	523,701	490,353	226,941
Revolving loan, net of debt discount of $0 and $90,758, respectively	250,000	159,242
Notes payable - related parties	131,815	131,815	139,243
Notes payable, net of discounts of $32,986, $0 and $91,120, respectively	271,962	144,948	43,828
Convertible notes payable, net of debt discount of $33,750 and $93,168, respectively	392,250	332,832
Derivative liabilities			280,000
Total current liabilities	3,201,682	2,559,926	1,542,827
Acquisition related liabilities, net of current portion	1,704,429	1,854,962	2,212,496
Total liabilities	4,906,111	4,414,888	3,755,323
Stockholders' (deficit) equity:
Common stock, $0.0001 par value; 500,000,000 shares authorized; 217,206,421, 203,906,421 and 168,262,920 shares issued and outstanding, respectively	21,720	20,390	16,826
Stockholder receivable	(765,000)	(765,000)
Additional paid-in capital	22,101,978	19,394,141	10,685,391
Deficit accumulated during the development stage	(23,030,739)	(21,978,029)	(10,569,780)
Total stockholders' (deficit) equity	(1,671,541)	(3,327,998)	132,437
Total Liabilities and stockholders' (deficit) equity	3,234,570	1,086,890	3,887,760
Series A Preferred Stock [Member]
Stockholders' (deficit) equity:
Preferred stock Value	500	500
Series B Preferred Stock [Member]
Stockholders' (deficit) equity:
Preferred stock Value	$ 500

Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Mar. 31, 2013 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]
Revolving loan, debt discount	$ 0	$ 90,758
Notes payble, debt discount	32,986	0	91,120
Convertible notes payable, debt discount	$ 33,750	$ 93,168
Preferred stock, par value				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized				5,000,000	5,000,000	5,000,000	2,000,000	2,000,000	2,000,000
Preferred stock, shares issued				5,000,000	5,000,000	0	0	0	0
Preferred stock, shares outstanding				5,000,000	5,000,000	0	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	500,000,000	500,000,000	500,000,000
Common stock, issued	217,206,421	203,906,421	168,262,920
Common stock, outstanding	217,206,421	203,906,421	168,262,920

Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		12 Months Ended		45 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Income Statement [Abstract]
Net sales	$ 12,033	$ 4,381	$ 46,689	$ 32,458	$ 101,477
Cost of sales	11,099	17,814	58,264	60,028	219,514
Gross profit (loss)	934	(13,433)	(11,575)	(27,570)	(118,037)
Operating expenses:
General and administrative	745,374	390,685	5,033,512	1,433,843	12,154,055
Management fees - related party	15,000	15,000	60,000	410,000	1,025,000
Net impairment of intangible assets			1,393,131	1,720,229	3,113,360
Amortization of intangible assets		272,187	1,044,542	1,413,215	3,244,207
Total operating expense	760,374	677,872	7,531,185	4,977,287	19,536,622
Operating loss	(759,440)	(691,305)	(7,542,760)	(5,004,857)	(19,654,659)
Other income (expense):
Interest (expense) income, net	(238,128)	(41,880)	(843,004)	12,265	(1,065,232)
Loss on settlement of accrued expenses		(924,000)	(1,918,000)		(1,878,221)
Change in fair value of contingent consideration related to acquisition	(55,142)	(60,208)	(204,485)	(40,000)	(532,627)
Change in fair value of derivative liabilities				40,000	40,000
Loss on extinguishment of debt			(900,000)		(900,000)
Other (expense) income, net	(293,270)	(1,026,088)	(3,865,489)	12,265	(4,336,080)
Loss before income tax benefit	(1,052,710)	(1,717,393)	(11,408,249)	(4,992,592)	(23,990,739)
Income tax benefit, net					960,000
Net loss	$ (1,052,710)	$ (1,717,393)	$ (11,408,249)	$ (4,992,592)	$ (23,030,739)
Basic and diluted net loss per common share	$ 0	$ (0.01)	$ (0.06)	$ (0.03)
Weighted-average number of common shares outstanding - basic and diluted	211,268,643	169,300,726	178,180,688	165,322,892

Consolidated Statements of Shareholders' (Deficit) Equity (USD $)	Members' Capital [Member]	Series A Preferred Stock [Member]	Common Stock [Member]	Stockholder Receivable [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Jun. 28, 2009
Balance, shares at Jun. 28, 2009
Members' units issued to founders	82,000,000
Members' units issued for cash	982,000						982,000
Members' units issued for cash, shares	19,640,000
Estimated fair value of members' units issued for conversion of accounts payable	160,000						160,000
Estimated fair value of members' units issued for conversion of accounts payable, shares	3,200,000
Net loss						(641,604)	(641,604)
Balance at Dec. 31, 2009	1,142,000					(641,604)	500,396
Balance, shares at Dec. 31, 2009	104,840,000
Members' units issued for cash	1,740,200						1,740,200
Members' units issued for cash, shares	17,452,000
Estimated fair value of members' units issued in acquisition	2,043,000						2,043,000
Estimated fair value of members' units issued in acquisition, shares	20,430,000
Estimated fair value of members' units issued for services	202,400						202,400
Estimated fair value of members' units issued for services, shares	2,024,000
Conversion of members' units to common stock	(5,127,600)		14,475		5,113,125
Conversion of members' units to common stock, shares	(144,746,000)		144,746,000
Common stock issued for cash			1,054		2,623,946		2,625,000
Common stock issued for cash, shares			10,542,000
Estimated fair value of common stock issued for services			87		87,283		87,370
Estimated fair value of common stock issued for services, shares			873,700
Estimated fair value of common stock issued for advisory board services			250		249,750		250,000
Estimated fair value of common stock issued for advisory board services, shares			2,500,000
Estimated fair value of common stock issued for donations			2		1,998		2,000
Estimated fair value of common stock issued for donations, shares			20,000
Net loss						(4,935,584)	(4,935,584)
Balance at Dec. 31, 2010			15,868		8,076,102	(5,577,188)	2,514,782
Balance, shares at Dec. 31, 2010			158,681,700
Estimated fair value of members' units issued for conversion of accounts payable
Estimated fair value of members' units issued in acquisition
Estimated fair value of members' units issued for services
Conversion of members' units to common stock
Common stock issued for cash			89		257,131		257,220
Common stock issued for cash, shares			888,070
Estimated fair value of common stock issued for services			18		55,002		55,020
Estimated fair value of common stock issued for services, shares			183,400
Common stock issued for exercise of warrant			700		69,300		70,000
Common stock issued for exercise of warrant, shares			7,000,000
Reclassification of derivative liability related to exercise of warrant					1,680,000		1,680,000
Estimated fair value of common stock issued for services - employees			151		452,774		452,925
Estimated fair value of common stock issued for services - employees, shares			1,509,750
Estimated relative fair value of warrant issued with note payable					95,082		95,082
Conversion of convertible notes payable and accrued interest into common stock
Reclassification of derivative liability to equity							(1,680,000)
Net loss						(4,992,592)	(4,992,592)
Balance at Dec. 31, 2011			16,826		10,685,391	(10,569,780)	132,437
Balance, shares at Dec. 31, 2011			168,262,920
Estimated fair value of members' units issued for conversion of accounts payable
Estimated fair value of members' units issued in acquisition
Estimated fair value of members' units issued for services
Conversion of members' units to common stock
Common stock issued for cash			6		19,044		19,050
Common stock issued for cash, shares			63,501
Estimated fair value of common stock issued for services			1,100		3,298,900		3,300,000
Estimated fair value of common stock issued for services, shares			11,000,000
Estimated fair value of common stock issued for advisory board services			200		599,800		600,000
Estimated fair value of common stock issued for advisory board services, shares			2,000,000
Common stock issued for exercise of warrant			1,000		99,000		100,000
Common stock issued for exercise of warrant, shares			10,000,000
Estimated relative fair value of warrant issued with note payable					837,264		837,264
Series A preferred stock issued for settlement of accrued expenses		330			989,670		990,000
Series A preferred stock issued for settlement of accrued expenses, shares		3,300,000
Series A preferred stock issued for services		170			509,830		510,000
Series A preferred stock issued for services, shares		1,700,000
Common stock issued for settlement of accrued expenses			358		1,073,642		1,074,000
Common stock issued for settlement of accrued expenses, shares			3,580,000
Common stock issued for extinguishment of debt			300		899,700		900,000
Common stock issued for extinguishment of debt, shares			3,000,000
Conversion of convertible notes payable and accrued interest into common stock			600		101,900		102,500
Conversion of convertible notes payable and accrued interest into common stock, shares			6,000,000
Reclassification of derivative liability to equity					280,000		(280,000)
Stockholder receivable				(765,000)			(765,000)
Net loss						(11,408,249)	(11,408,249)
Balance at Dec. 31, 2012		$ 500	$ 20,390	$ (765,000)	$ 19,394,141	$ (21,978,029)	$ (3,327,998)
Balance, shares at Dec. 31, 2012		5,000,000	203,906,421

Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended		45 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Cash flows from operating activities:
Net loss	$ (1,052,710)	$ (1,717,393)	$ (11,408,249)	$ (4,992,592)	$ (23,030,739)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization		272,187	1,044,542	1,413,215	3,244,207
Interest earned on notes receivable	(3,415)	(4,075)	(17,786)	(18,105)	(42,941)
Change in fair value of contingent consideration related to acquisition	55,142	60,208	204,485	40,000	532,627
Change in fair value of derivative liabilities				(40,000)	(40,000)
Estimated fair value of members' units issued in excess of accounts payable converted					46,000
Estimated fair value of members' units issued for services					202,400
Estimated fair value of common stock issued for services			1,800,000	507,945	2,647,315
Estimated fair value of preferred stock issued for services			255,000		255,000
Estimated fair value of warrants granted for services					2,000,000
Amortization of prepaid consulting	481,940	75,000	1,509,141		1,991,081
Net impairment of intangible assets			1,393,131	1,720,229	3,113,360
Loss on settlement of accrued expenses		924,000	1,918,000		1,878,221
Loss on extinguishment of debt			900,000		900,000
Deferred taxes					(960,000)
Amortization of debt discount and debt issuance costs	220,751	43,441	773,289	3,962	998,002
Write off of amounts due			34,225	47,242	81,467
Changes in operating assets and liabilities:
Accounts receivable	(2,048)	500	1,977	(620)	(2,071)
Prepaid expenses and other assets	(9,710)	(238)	(41,365)		(98,317)
Accounts payable and accrued expenses	111,277	140,336	928,355	472,745	1,875,863
Related party receivables/payables	14,960	19,257	22,925	632,292	18,628
Acquisition related liabilities	2,654	7,387	(98,920)	(25,350)	(1,438,023)
Net cash used in operating activities	(181,159)	(179,390)	(781,250)	(239,037)	(5,827,920)
Cash flows from investing activities:
Capitalized intangible asset costs		(275)	(275)	(117,500)	(199,026)
Cash paid for acquisition					(457,000)
Advances under notes receivable				(31,482)	(213,482)
Proceeds from repayment of notes receivable		5,000	15,000	21,500	36,500
Net cash provided by (used in) investing activities		4,725	14,725	(127,482)	(833,008)
Cash flows from financing activities:
Proceeds from revolving loan			201,775		201,775
Proceeds from the issuance of notes payable to related parties			11,000		11,000
Principal payments on notes payable to related parties		(10,000)	(18,428)	(1,200)	(19,628)
Proceeds from the issuance of notes payable	160,000	91,373	20,000	144,948	324,948
Principal payments on notes payable			(10,000)	(10,000)	(20,000)
Proceeds from the issuance of convertible notes payable		29,318	419,497		419,497
Proceeds from the issuance of members' units					2,722,200
Proceeds from the issuance of common stock	20,000	19,050	19,050	257,220	2,921,270
Proceeds from exercise of warrants			100,000		100,000
Net cash provided by financing activities	180,000	149,741	742,894	390,968	6,661,062
Net change in cash	(1,159)	(24,924)	(23,631)	24,449	134
Cash at beginning of period	1,293	24,924	24,924	475
Cash at end of period	134		1,293	24,924	134
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest			8,158		8,158
Supplemental disclosure of non-cash investing and financing activities
Accounts payable converted to notes payable – related parties				152,843	152,843
Exercise of warrant in settlement of accounts payable				70,000	70,000
Estimated fair value of beneficial conversion features and relative fair value of warrants issued with debt	79,167	140,977	837,264	95,082	1,011,513
Reclassification of derivative liability related to exercise of warrant				1,680,000	1,680,000
Conversion of debt and accrued interest for shares of common stock			102,500		102,500
Conversion of members' units to common stock					5,127,600
Estimated fair value of members' units issued in acquisitions					2,043,000
Estimated fair value of liabilities assumed in acquisitions					2,653,000
Estimated fair value of members' units issued in satisfaction of accounts payable					160,000
Common and preferred stock recorded as prepaid consulting for services	2,640,000	600,000	2,355,000		4,995,000
Settlement of accrued expenses through issuance of shares of preferred and common stock		75,000	146,000		146,000
Debt issuance cost associated with revolving loan			53,225		53,225
Reclassification of derivative liability to equity		280,000	(280,000)	(1,680,000)	280,000
Settlement of note receivable with accrued expenses			8,327		8,327
Accrued expenses paid directly with proceeds from issuance of convertible debt		49,309	106,503		106,503
Mandatory redemption of warrant issued with debt	$ 30,000				$ 30,000

Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Description of Business

NOTE 1 - DESCRIPTION OF BUSINESS

Organization

Wowio, LLC was formed on June 29, 2009 (“Inception”) under the laws of Texas (“Wowio Texas”). On July 16, 2010, the Company converted to a C-corporation under the laws of Texas. Wowio, Inc. and its wholly owned subsidiary Carthay Circle Publishing (collectively, the “Company”, “we”, “our”) is an emerging company in the creation, production, distribution and monetization of digital entertainment. We specialize in creating custom brand strategies to develop, produce, distribute and promote entertainment properties across multiple product lines and distribution channels, including our own websites, traditional media, social media and emerging technologies. Because of our far-reaching, proprietary patent allowing for the insertion of advertising in eBooks, much of the online content provided can be delivered to the consumer for free.

1. DESCRIPTION OF BUSINESS

Organization

Wowio, LLC was formed on June 29, 2009 (“Inception”) under the laws of Texas (“Wowio Texas”). On July 16, 2010, the Company converted to a C-corporation under the laws of Texas. Wowio, Inc. and its wholly-owned subsidiary Carthay Circle Publishing (collectively, the “Company”, “we”, “our”) is an emerging company in the creation, production, distribution and monetization of digital entertainment. We specialize in creating custom brand strategies to develop, produce, distribute and promote entertainment properties across multiple product lines and distribution channels, including our own websites, traditional media, social media and emerging technologies. Because of our far-reaching, proprietary patent allowing for the insertion of advertising in eBooks, much of the online content provided can be delivered to the consumer for free.

Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company is a development stage enterprise and its revenues since Inception have been nominal. Additionally, since Inception, the Company has had recurring operating losses, negative operating cash flows and, at December 31, 2012, had negative working capital. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s continuation as a going concern is dependent on its ability to obtain additional financing to fund operations, implement its business model, and ultimately, to attain profitable operations. The Company will need to secure additional funds through various means, including equity and debt financing, funding from a licensing arrangement or any similar financing. There can be no assurance that the Company will be able to obtain additional debt or equity financing, if and when needed, on terms acceptable to the Company. Any additional equity or debt financing may involve substantial dilution to the Company’s stockholders, restrictive covenants or high interest costs. The Company’s long-term liquidity also depends upon its ability to generate revenues from the sale of its products and achieve profitability. The failure to achieve these goals could have a material adverse effect on the execution of the Company’s business plan, operating results and financial condition. The Company intends to raise additional financing.

The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The interim unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and with the instructions to Securities and Exchange Commission (“SEC”) Form 10-Q and Article 8 of SEC Regulation S-X. These condensed consolidated financial statements do not include all of the information and footnotes required by GAAP for complete financial statements. Therefore, these unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto for the year ended December 31, 2012, included in the Company’s Form S-1.

The condensed consolidated financial statements included herein as of and for the three months ended March 31, 2013 and 2012 are unaudited; however, they contain all normal recurring accruals and adjustments that, in the opinion of the Company’s management, are necessary to present fairly the condensed consolidated financial position of the Company as of March 31, 2013, the condensed consolidated results of its operations for the three months ended March 31, 2013 and 2012 and since June 29, 2009 (“Inception”) through March 31, 2013, and the condensed consolidated cash flows for the three months ended March 31, 2013 and 2012 and since Inception through March 31, 2013. The results of operations for the three months ended March 31, 2013 are not necessarily indicative of the results to be expected for the full year or any future interim periods.

Reclassification

Certain amounts presented in the prior periods’ condensed consolidated financial statements have been reclassified to conform to the current periods’ presentation.

Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company is a development stage enterprise and its revenues since Inception have been nominal. Additionally, since Inception, the Company has had recurring operating losses and negative operating cash flows. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s continuation as a going concern is dependent on its ability to obtain additional financing to fund operations, implement its business model, and ultimately, to attain profitable operations. The Company will need to secure additional funds through various means, including equity and debt financing, funding from a licensing arrangement or any similar financing. There can be no assurance that the Company will be able to obtain additional debt or equity financing, if and when needed, on terms acceptable to the Company. Any additional equity or debt financing may involve substantial dilution to the Company’s stockholders, restrictive covenants or high interest costs. The Company’s long-term liquidity also depends upon its ability to generate revenues from the sale of its products and achieve profitability. The failure to achieve these goals could have a material adverse effect on the execution of the Company’s business plan, operating results and financial condition. The Company intends to raise additional financing.

The condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Development Stage Enterprise

The Company is a development stage company as defined by the Financial Accounting Standards Board (the “FASB”). The Company is devoting substantially all of its present efforts to establish a new business, and its planned principal operations have not significantly commenced. All losses accumulated since Inception have been considered as part of the Company’s development stage activities.

These condensed consolidated financial statements contemplate the realization of assets and the satisfaction of liabilities in the normal course of business. The Company is a development stage company and has sustained significant losses since Inception and expects to continue to incur losses through the remainder of 2013.

Principles of Consolidation

The condensed consolidated financial statements include the accounts of Wowio, Inc. and its wholly-owned subsidiary Carthay Circle Publishing. All intercompany balances and transactions have been eliminated in consolidation.

Revenue Recognition and Deferred Revenue

The Company recognizes revenues in accordance with FASB Accounting Standards Codification (“ASC”) Topic 605, which requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) the selling price is fixed and determinable; and (4) collectability is reasonably assured. Determination of criteria (4) will be based on management’s judgments regarding the fixed nature of the selling prices of the products delivered and the collectability of those amounts. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments will be provided for in the same period the related sales are recorded. The Company will defer any revenue for which the product has not been delivered or for which services have not been rendered or are subject to refund until such time that the Company and the customer jointly determine that the product has been delivered or services have been rendered or no refund will be required.

The Company’s primary revenues streams are as follows:

eBooks

For eBook downloads purchased by the customer directly through the Company’s website, the Company recognizes revenue when the right to download content is granted. The Company evaluates whether it is appropriate to record the gross amount of product sales and related costs or the net amount earned. Generally, the Company records such revenues on a net basis due to a general lack of indicators that the Company is the primary obligor primarily due to the Company’s lack of ability to determine price. Typically for these sales, the Company’s net revenues consist of a credit card processing fee along with the majority of the advertising fee when there is an ad sponsor.

Occasionally, the Company sells download cards to retailers and directly to end customers, which are redeemable on its websites for content downloads over an established time frame. The Company records proceeds from the initial sale of the card to deferred revenue, which is included in accounts payable and accrued expenses in the accompanying balance sheets, and is recognized as revenue over the related download period, which approximates the usage period.

Advertising

Visitor demographics and time spent on a website are the primary drivers behind advertising-based revenue models for internet properties. Website advertising revenue is primarily recognized on a flat-fee basis based on cost per thousand impressions (“CPM”). The Company earns CPM revenue from the display of graphical advertisements on its websites. Revenue from flat-fee services is based on a customer’s period of contractual service and is recognized on a straight-line basis over the term of the contract. Proceeds from such contracts are deferred and are included in revenue on a pro-rata basis over the term of the related agreements.

Patent Licensing

The Company owns Patent No. 7,848,951, issued by the USPTO on December 7, 2010, protecting the insertion of ads into eBooks. The Company intends on pursuing patent licensing arrangements with eBook distribution outlets looking to create new revenue streams for eBook downloads. The Company will also pursue any violators who infringe on the patent’s claims, ultimately generating license revenues on a per-book or per-ad basis.

Revenue from patent licensing arrangements is recognized when earned, estimable and realizable. The timing of revenue recognition is dependent on the terms of each license agreement and on the timing of sales of licensed products. The Company generally recognizes royalty revenue when it is reported to the Company by its licensees, which is generally one quarter in arrears from the licensees’ sales. For licensing fees that are not determined by the number of licensed units sold, the Company recognizes license fee revenue on a straight-line basis over the life of the license.

Creative IP Licensing

Revenues are also generated by the exploitation of WOWIO’s own proprietary content of creative material such as comic books, graphic novels, screenplays, and other published and non-published content. The WOWIO-owned Spacedog library is available for sale on wowio.com and the Company retains 90% of all retail sales for that content library.

The Company’s content also generates revenues from licensing stories/characters/concepts to studios and other producing partners. Licensing deals that may generate revenue for the Company includes film option/acquisition fees, television option/acquisition fees, video game licensing, content licensing for apps, apparel and merchandise licensing.

Concentrations of Credit Risk

A financial instrument which potentially subjects the Company to concentrations of credit risk is cash. The Company places its cash with financial institutions deemed by management to be of high credit quality. The Federal Deposit Insurance Corporation (“FDIC”) provides basic deposit coverage with limits to $250,000 per owner. At March 31, 2013, there were no uninsured amounts.

Trade Receivables

The Company extends credit to its customers on terms consistent with industry standards. Trade receivables are carried at original invoice amount less an estimate for doubtful receivables. Management determines the allowance for doubtful accounts by identifying troubled accounts and by using historical experience applied to an aging of accounts. Trade receivables are written-off when deemed uncollectible. Recoveries of trade receivables previously written-off are recorded when received against amounts written-off. No allowance was deemed necessary as of March 31, 2013 and December 31, 2012.

Business Combinations and Intangible Assets

Business combinations are accounted for using the purchase method of accounting and accordingly, the assets and liabilities of the acquired entities are recorded at their estimated fair values at the acquisition date. The results of operations of acquired businesses are included in the Company’s consolidated financial statements from the acquisition date.

Identifiable intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives. They are reviewed for impairment if indicators of potential impairment exist.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and judgments that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting periods. Significant estimates made by management include, among others, provisions for uncollectible notes receivable, fair value of contingent consideration related to acquisition, fair value of common stock and warrants issued, recoverability of long-lived assets and realization of deferred tax assets. The Company bases its estimates on historical experience, knowledge of current conditions and belief of what could occur in the future considering available information. The Company reviews its estimates on an on-going basis. The actual results experienced by the Company may differ materially and adversely from its estimates. To the extent there are material differences between the estimates and actual results, future results of operations will be affected.

Long-Lived Assets

The Company’s management assesses the recoverability of long-lived assets upon the occurrence of a triggering event by determining whether the carrying value of long-lived assets over their remaining lives can be recovered through projected undiscounted future cash flows. The amount of long-lived asset impairment, if any, is measured based on fair value and is charged to operations in the period in which long-lived asset impairment is determined by management. There can be no assurance, however, that market conditions will not change or demand for the Company’s products and services will continue, which could result in impairment of long-lived assets in the future.

Software Development Costs

The Company accounts for the costs of developing the website and any internally developed software in accordance with the provisions of FASB ASC Topic 350. The Company capitalizes the costs during the application development stage when it is probable that the project will be completed and the property will be used to perform the function intended. Such costs are amortized on a straight-line basis over their estimated useful lives, which approximate three years. The recoverability of the software development costs is evaluated periodically, taking into account events or circumstances that warrant revised estimates of useful lives or that indicate that impairment exists.

Fair Value Measurements

Fair value measurements are determined based on the assumptions that market participants would use in pricing an asset or liability. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The established fair value hierarchy prioritizes the use of inputs used in valuation methodologies into the following three levels:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets. A quoted price in an active market provides the most reliable evidence of fair value and must be used to measure fair value whenever available.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability. For example, level 3 inputs would relate to forecasts of future earnings and cash flows used in a discounted future cash flows method.

The Company’s financial instruments consist of cash, accounts receivable, note receivable, accounts payable, accrued expenses, related party payables, notes payable and related party notes payable. The Company cannot determine the estimated fair value of its convertible notes payable as instruments similar to the convertible notes payable could not be found. Other than for convertible notes payable, the carrying value for all such instruments approximates fair value due to the short-term nature of the instruments.

Beneficial Conversion Features

In certain instances, the Company has entered into convertible notes that provide for an effective or actual rate of conversion that is below market value, and the embedded beneficial conversion feature (“BCF”) does not qualify for derivative treatment. In these instances, the Company accounts for the value of the BCF as a debt discount, which is then amortized to interest expense over the life of the related debt using the straight-line method, which approximates the effective interest method.

Advertising Expense

The Company expenses marketing, promotions and advertising costs as incurred. For the three months ended March 31, 2013 and 2012, such costs totaled $1,500 and $0, respectively. For the period from Inception through March 31, 2013, the Company recorded advertising costs of $2,678,009. Such costs are included in general and administrative expense in the accompanying condensed consolidated statements of operations.

Stock-Based Compensation

All share-based payments, including grants of stock to employees, directors and consultants, are recognized in the consolidated financial statements based upon their estimated fair values.

The Company’s accounting policy for equity instruments issued to consultants and vendors in exchange for goods and services follows ASC Topic 505. As such, the value of the applicable stock-based compensation is periodically remeasured and income or expense is recognized during their vesting terms. The measurement date for the fair value of the equity instruments issued is determined at the earlier of (i) the date at which a commitment for performance by the consultant or vendor is reached or (ii) the date at which the consultant or vendor’s performance is complete. In the case of equity instruments issued to consultants, the fair value of the equity instrument is primarily recognized over the term of the consulting agreement. In accordance with FASB guidance, an asset acquired in exchange for the issuance of fully vested, non-forfeitable equity instruments should not be presented or classified as an offset to equity on the grantor’s balance sheet once the equity instrument is granted for accounting purposes.

Income Taxes

The Company accounts for income taxes under the provision of ASC 740. As of March 31, 2013 and December 31, 2012, there were no unrecognized tax benefits included in the condensed consolidated balance sheets that would, if recognized, affect the effective tax rate. The Company’s practice is to recognize interest and/or penalties related to income tax matters in income tax expense. The Company had no accrual for interest or penalties on its condensed consolidated balance sheets at March 31, 2013 and December 31, 2012, respectively and have not recognized interest and/or penalties in the condensed consolidated statements of operations for the three months ended March 31, 2013 and 2012 and from Inception through March 31, 2013. The Company is subject to taxation in the United States and California.

Basic and Diluted Loss per Common Share

Basic net loss per common share is computed by dividing net loss attributable to common stockholders for the period by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders for the period by the weighted-average number of common and common equivalent shares, such as warrants, preferred stock and convertible notes payable outstanding during the period. Common stock equivalents from warrants and convertible notes payable were approximately 50,700,000, and 14,500,000 for the three months ended March 31, 2013 and 2012, respectively, and are excluded from the calculation of diluted net loss per share for all periods presented because the effect is anti-dilutive.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Development Stage Enterprise

The Company is a development stage enterprise as defined by the Financial Accounting Standards Board (the “FASB”). The Company is devoting substantially all of its present efforts to establish a new business, and its planned principal operations have not significantly commenced. All losses accumulated since Inception, have been considered as part of the Company’s development stage activities.

These consolidated financial statements contemplate the realization of assets and the satisfaction of liabilities in the normal course of business. The Company is a development stage company and has sustained significant losses since Inception and expects to continue to incur losses through 2013.

Principles of Consolidation

The consolidated financial statements include the accounts of Wowio, Inc. and its wholly-owned subsidiary Carthay Circle Publishing. All intercompany balances and transactions have been eliminated in consolidation.

Reclassification

Certain amounts presented in the prior periods have been reclassed to conform to the current period presentation.

Revenue Recognition and Deferred Revenue

The Company recognizes revenues in accordance with FASB Accounting Standards Codification (“ASC”) Topic 605, which requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) the selling price is fixed and determinable; and (4) collectability is reasonably assured. Determination of criteria (4) will be based on management’s judgments regarding the collectability of those amounts. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments will be provided for in the same period the related sales are recorded. The Company will defer any revenue for which the product has not been delivered or for which services have not been rendered or are subject to refund until such time that the Company and the customer jointly determine that the product has been delivered or services have been rendered or no refund will be required.

The Company’s primary revenues streams are as follows:

eBooks

For eBook downloads purchased by the customer directly through the Company’s website, the Company recognizes revenue when the right to download content is granted. The Company evaluates whether it is appropriate to record the gross amount of product sales and related costs or the net amount. Generally, the Company records such revenues on a net basis due to a general lack of indicators that the Company is the primary obligor primarily due to the Company’s lack of ability to determine price. Typically for these sales, the Company’s net revenues consist of a credit card processing fee along with the majority of the advertising fee when there is an ad sponsor.

Occasionally, the Company sells download cards to retailers and directly to end customers, which are redeemable on its websites for content downloads over an established time frame. The Company records proceeds from the initial sale of the card to deferred revenue, which is included in accounts payable and accrued expenses in the accompanying balance sheets, and is recognized as revenue over the related download period, which approximates the usage period.

Advertising

Visitor demographics and time spent on a website are the primary drivers behind advertising-based revenue models for internet properties. Website advertising revenue is primarily recognized on a flat-fee basis based on cost per thousand impressions (“CPM”). The Company earns CPM revenue from the display of graphical advertisements on its websites. Revenue from flat-fee services is based on a customer’s period of contractual service and is recognized on a straight-line basis over the term of the contract. Proceeds from such contracts are deferred and are included in revenue on a pro-rata basis over the term of the related agreements.

Patent Licensing

The Company owns Patent No. 7,848,951, issued by the USPTO on December 7, 2010, protecting the insertion of ads into eBooks. The Company intends on pursuing patent licensing arrangements with eBook distribution outlets looking to create new revenue streams for eBook downloads. The Company will also pursue any violators who infringe on the patent’s claims, ultimately generating license revenues on a per-book or per-ad basis.

Revenue from patent licensing arrangements is recognized when earned, estimable and realizable. The timing of revenue recognition is dependent on the terms of each license agreement and on the timing of sales of licensed products. The Company generally recognizes royalty revenue when it is reported to the Company by its licensees, which is generally one quarter in arrears from the licensees’ sales. For licensing fees that are not determined by the number of licensed units sold, the Company recognizes license fee revenue on a straight-line basis over the life of the license.

Creative IP Licensing

Revenues are also generated by the exploitation of Wowio’s own proprietary content of creative material such as comic books, graphic novels, screenplays, and other published and non-published content. The Wowio-owned Spacedog library is available for sale on wowio.com and the Company retains 90% of all retail sales for that content library on wowio.com.

The Company’s content also generates revenues from licensing stories/characters/concepts to studios and other producing partners. Licensing deals that may generate revenue for the Company includes film option/acquisition fees, television option/acquisition fees, video game licensing, content licensing for apps, apparel and merchandise licensing.

Concentrations of Credit Risk

A financial instrument which potentially subjects the Company to concentrations of credit risk is cash. The Company places its cash with financial institutions deemed by management to be of high credit quality. The Federal Deposit Insurance Corporation (“FDIC”) provides basic deposit coverage with limits to $250,000 per owner. In addition to the basic insurance deposit coverage, the FDIC provided temporary unlimited coverage for non-interest-bearing transaction accounts from December 31, 2010 to December 31, 2012. At December 31, 2012 and 2011, there were no uninsured amounts.

Trade Receivables

The Company extends credit to its customers on terms consistent with industry standards. Trade receivables are carried at original invoice amount less an estimate for doubtful receivables. Management determines the allowance for doubtful accounts by identifying troubled accounts and by using historical experience applied to an aging of accounts. Trade receivables are written-off when deemed uncollectible. Recoveries of trade receivables previously written-off are recorded when received against amounts written-off.

Business Combinations and Intangible Assets

Business combinations are accounted for using the purchase method of accounting and, accordingly, the assets and liabilities of the acquired entities are recorded at their estimated fair values at the acquisition date. The results of operations of acquired businesses are included in the Company’s consolidated financial statements from the acquisition date.

Identifiable intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives. They are reviewed for impairment if indicators of potential impairment exist.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the the United States of America (“GAAP”) requires management to make estimates and judgments that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting periods. Significant estimates made by management include, among others, provisions for uncollectible notes receivable, fair value of contingent consideration related to acquisition, fair value of common stock and warrants issued, recoverability of long-lived assets and realization of deferred tax assets. The Company bases its estimates on historical experience, knowledge of current conditions and its belief of what could occur in the future considering available information. The Company reviews its estimates on an on-going basis. The actual results experienced by the Company may differ materially and adversely from its estimates. To the extent there are material differences between the estimates and actual results, future results of operations will be affected.

Long-Lived Assets

The Company’s management assesses the recoverability of long-lived assets upon the occurrence of a triggering event by determining whether the carrying value of long-lived assets over their remaining lives can be recovered through projected undiscounted future cash flows. The amount of long-lived asset impairment, if any, is measured based on fair value and is charged to operations in the period in which long-lived asset impairment is determined by management. At December 31, 2012 and 2011 and for the period from June 29, 2009 (Inception) through December 31, 2012, the Company’s management believes there were net impairments on the intangibles assets of $1,393,131, $1,720,229 and $3,623,360, respectively, which is included in the accompanying consolidated statements of operations. There can be no assurance, however, that market conditions will not change or demand for the Company’s products and services will continue, which could result in additional impairment of long-lived assets in the future.

Software Development Costs

The Company accounts for the costs of developing the website and any internally developed software in accordance with the provisions of FASB ASC Topic 350. The Company capitalizes the costs during the application development stage when it is probable that the project will be completed and the property will be used to perform the function intended. Such costs are amortized on a straight-line basis over their estimated useful lives, which approximate three years. The recoverability of the software development costs is evaluated periodically, taking into account events or circumstances that warrant revised estimates of useful lives or that indicate that impairment exists.

Fair Value Measurements

Fair value measurements are determined based on the assumptions that market participants would use in pricing an asset or liability. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The established fair value hierarchy prioritizes the use of inputs used in valuation methodologies into the following three levels:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets. A quoted price in an active market provides the most reliable evidence of fair value and must be used to measure fair value whenever available.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability. For example, level 3 inputs would relate to forecasts of future earnings and cash flows used in a discounted future cash flows method.

The Company’s financial instruments consist of cash, accounts receivable, related party receivables, notes receivable, accounts payable, accrued expenses, related party payables, acquisition related liabilities, notes payable, related party notes payable, convertible notes payable and derivative liabilities. Except for the convertible notes payable and derivative liabilities, the carrying value for all such instruments approximates fair value due to the short-term nature of the instruments. The Company cannot determine the estimated fair value of its convertible notes payable as instruments similar to the convertible notes payable could not be found. Our derivative liabilities consisted of price protection features on warrants, which were carried at fair value and were classified as Level 3 liabilities. We used the Black-Scholes option pricing model to determine the fair value of these instruments (see below).

Beneficial Conversion Features

In certain instances, the Company entered into convertible notes that provide for an effective or actual rate of conversion that is below market value, and the embedded beneficial conversion feature (“BCF”) does not qualify for derivative treatment. In these instances, the Company accounts for the value of the BCF as a debt discount, which is then amortized to interest expense over the life of the related debt using the straight-line method, which approximates the effective interest method.

Accounting for Derivative Instruments

In connection with the issuance of certain warrants (see Notes 7 and 8), there were exercise features that the Company determined were embedded derivative instruments. The accounting treatment of derivative financial instruments requires that the Company record the related warrants as liabilities at their fair values as of the grant date and to record any adjustments in fair value at each subsequent balance sheet date. For the derivative instruments, the gains and losses are recorded in change in fair value of derivative liabilities in the consolidated statements of operations for the periods presented.

Advertising Expense

The Company expenses marketing, promotions and advertising costs as incurred. For the years ended December 31, 2012 and 2011 and for the period from Inception through December 31, 2012, such costs totaled $0, $43,414 and $2,676,509, respectively, and are included in general and administrative expense in the accompanying consolidated statements of operations.

Stock-Based Compensation

All stock-based payments, including grants of stock to employees, directors and consultants, are recognized in the consolidated financial statements based upon their estimated fair values.

The Company’s accounting policy for equity instruments issued to consultants and vendors in exchange for goods and services follows ASC Topic 505. As such, the value of the applicable stock-based compensation is periodically re-measured and income or expense is recognized during their vesting terms. The measurement date for the fair value of the equity instruments issued is determined at the earlier of (i) the date at which a commitment for performance by the consultant or vendor is reached or (ii) the date at which the consultant or vendor’s performance is complete. In the case of equity instruments issued to consultants, the fair value of the equity instrument is primarily recognized over the term of the consulting agreement. In accordance with FASB guidance, an asset acquired in exchange for the issuance of fully vested, non-forfeitable equity instruments should not be presented or classified as an offset to equity on the grantor’s balance sheet once the equity instrument is granted for accounting purposes.

Income Taxes

The Company accounts for income taxes under the provision of ASC Topic 740. As of December 31, 2012 and 2011, there were no unrecognized tax benefits included in the balance sheets that would, if recognized, affect the effective tax rate. The Company’s practice is to recognize interest and/or penalties related to income tax matters in income tax expense. The Company had no accrual for interest or penalties on its consolidated balance sheets at December 31, 2012 and 2011, respectively and has not recognized interest and/or penalties in the consolidated statements of operations for the years ended December 31, 2012 and 2011 and from Inception through December 31, 2012. The Company is subject to taxation in the United States, Texas and California. The company’s tax year are subject to examination for 2009 and forward for U.S. Federal tax, and 2008 and forward for Texas and California tax purposes. The company does not foresee material changes to its gross liability of uncertain tax positions within the next twelve months.

Basic and Diluted Loss per Common Share

Basic net loss per common share is computed by dividing net loss attributable to common stockholders for the period by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders for the period by the weighted-average number of common and common equivalent shares, such as warrants and convertible notes payable outstanding during the period. Common stock equivalents from warrants, preferred stock, and convertible notes payable were approximately 51,500,000 and 8,131,000 for the years ended December 31, 2012 and 2011, respectively, and are excluded from the calculation of diluted net loss per share for all periods presented because the effect is anti-dilutive.

Notes Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Notes Receivable

NOTE 3 - NOTES RECEIVABLE

On October 13, 2010, the Company entered into a secured note receivable with Top Cow Productions (“TCP”) for $175,000. Terms of the note required interest at the rate of 10% per annum and equal monthly installments of principal over twelve months beginning in May 2011 through April 2012. The note is secured by certain assets of TCP and individually by two owners of TCP. At March 31, 2013 and December 31, 2012, the balance of the note receivable was $177,804 and $174,389, respectively, including accrued interest receivable of approximately $39,304 and $35,889, respectively. The note is currently in default, but based on management’s assessment of the following factors, the Company believes that no impairment charge is necessary at March 31, 2013.

●	The Company holds a security interest in the assets of TCP;

●	The Company received payments of $15,000 from TCP during 2012; and

●	In 2013, the Company entered into an agreement with TCP in which TCP is to provide to the Company certain assets, including ownership of a graphic novel and screenplay. The Company shall be allocated 80% of future revenues derived from these assets. The Company believes the carrying value of the outstanding note receivable and accrued interest is recoverable through the projected undiscounted future cash flows of these assets obtained from TCP.

3. NOTES RECEIVABLE

On June 2, 2010, the Company entered into an unsecured note receivable with an individual (“Individual”) for $7,000. Terms of the note required interest at the rate of 8% per annum, with principal and interest due on demand. During 2012, the individual performed technical consulting services to the Company for a value of $8,327 and as of October 2012 such amount was used to offset against the note receivable balance. The Company and the individual agreed to apply the invoice to the outstanding receivable balance of $7,000 plus the accrued interest of $1,327. At December 31, 2011, the balance of the note receivable was $7,452, including accrued interest receivable of $452. As of December 2012, this note receivable was cancelled as the consulting services were completed.

On October 13, 2010, the Company entered into a secured note receivable with Top Cow Productions (“TCP”) for $175,000. Terms of the note required interest at the rate of 10% per annum and equal monthly installments over twelve months beginning in May 2011 through April 2012. The note is secured by certain assets of TCP and individually by two owners of TCP. At December 31, 2012 and 2011, the balance of the note receivable was $174,389 and $174,788, respectively, including accrued interest receivable of $35,889 and $21,288, respectively. The note is currently in default, but based on management’s assessment of the following factors, the Company believes that no impairment charge is necessary at December 31, 2012:

●	The Company holds a security interest in the assets of TCP;

●	The Company received payments of $15,000 from TCP during 2012;

●	In 2013, the Company entered into an agreement with TCP in which TCP is to provide to the Company certain assets, including ownership of a graphic novel and screenplay. The Company shall be allocated 80% of future revenues derived from these assets. The Company believes the carrying value of the outstanding note receivable and accrued interest is recoverable through the projected undiscounted future cash flows of these assets obtained from TCP.

On December 20, 2011, the Company entered into an unsecured note receivable with Balsam Ventures, Inc. (“Balsam”) for $31,482. Terms of the note required interest at the rate of 5% per annum, with principal and interest due in December 2012. Based on the Company’s assessment of the collectability of this note receivable, the Company wrote-off the remaining balance of $34,225, which included accrued interest receivable of $2,743 as of December 31, 2012. At December 31, 2011, the balance of the note receivable including accrued interest was $31,482.

Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Business Combinations [Abstract]
Acquisitions

NOTE 4 - ACQUISITIONS

Wowio, LLC

On June 29, 2009, Wowio Texas entered into a securities purchase agreement (the “Agreement”) with Platinum Studios, Inc. (“Platinum”) pursuant to which Platinum agreed to transfer to the Company, all of the membership interests of Wowio, LLC (a Pennsylvania Limited Liability Company and wholly owned subsidiary of Platinum) (“Wowio Penn”) in exchange for total consideration of $3,150,000, comprised of assumed liabilities of approximately $1,636,000, including $794,518 of amounts owed to Brian Altounian, the Company’s CEO, and an additional $1,514,000 to be paid via royalty at a rate of 20% of gross revenues generated from acquired assets. Subsequent to the $1,514,000 being satisfied, such royalty rate shall reduce to 10% of net revenues generated in perpetuity.

Management determined that the likelihood of such payable was probable through 2014. Accordingly, it has recorded the fair value of the $1,514,000 liability herein of $1,017,000 based on expected repayment. At March 31, 2013 and December 31, 2012, the fair value of such liability was approximately $1,338,000 and $1,304,000, respectively. The related change in fair value of approximately $33,000 and $29,000 for the three months ended March 31, 2013 and 2012, respectively, has been recorded as change in fair value of contingent consideration related to acquisition in the accompanying consolidated statements of operations.

Drunk Duck

On May 5, 2010, Wowio Texas entered into an asset purchase agreement with Platinum pursuant to which Platinum agreed to transfer to the Company, all of the ownership interests in the assets, including related websites, of Drunk Duck (the “Duck”) in exchange for total consideration of $1,000,000 in cash of which $350,000 of such amount had been previously paid, $150,000 was due from July 2010 – October 2010 and $500,000 is to be paid in quarterly installments equal to a minimum of 10% of net revenue derived from the purchased assets. As a security interest, Platinum retained a 10% ownership position in the assets, which is being reduced proportionately, as payments are made to Platinum. As of March 31, 2013, Platinum retained ownership of 6.5% of the assets, as a result of amounts owed to Platinum under the purchase agreement.

Management determined that the likelihood of such payable was probable through 2014. Accordingly, it has recorded the fair value of the $500,000 liability herein of $362,000 based on estimated repayment. At March 31, 2013 and December 31, 2012, the fair value of such liability was approximately $436,000 and $425,000, respectively. The related change in fair value of approximately $11,000 for the three months ended March 31, 2013 and 2012 has been recorded as change in fair value of contingent consideration related to acquisition in the accompanying condensed consolidated statements of operations.

Spacedog Entertainment, Inc.

Effective May 15, 2010, Wowio Texas entered into a securities purchase agreement with Spacedog Entertainment, Inc. (a New York S-Corporation) (“SDE”) pursuant to which SDE agreed to transfer to Wowio, Inc., all of the common stock of SDE in exchange for total consideration of $1,650,000, comprised of $107,000 in cash, 15,430,000 shares of common stock (valued at $1,543,000 - based on the estimated fair value on the measurement date) and an additional $1,000,000 to be paid via royalty at a rate of 100% of gross revenues generated from SDE assets. Subsequent to the $1,000,000 being satisfied, the seller shall no longer be entitled to receive any further royalties. In accordance with the agreement, the Company neither assumed nor became responsible, in any way, for any liabilities, debts or other obligations of SDE.

Management determined that the likelihood of such royalty payable was probable through 2014. Accordingly, it booked the fair value of the $1,000,000 liability herein of $724,000 based on estimated repayment. On December 12, 2012, the Company entered into a purchase agreement with the original owner of SDE, whereby the original owner re-acquired from the Company 10 specific titles from SDE. In exchange for the purchase of these 10 titles, the original owner is to return 2,550,000 shares of the Company’s common stock to the Company’s treasury and reduce the contingent royalty liability from $1,000,000 to $500,000. In connection with the reduction in the contingent royalty liability, the fair value of the liability based on estimated payment was reduced by $425,459. The 2,550,000 shares of common stock were received by the Company on May 10, 2013 (see Note 6).

At March 31, 2013 and December 31, 2012, the fair value of such liability was approximately $436,000 and $425,000, respectively. The related change in fair value of approximately $11,000 and $20,000 for the three months ended March 31, 2013 and 2012, respectively, has been recorded as change in fair value of contingent consideration related to acquisition in the accompanying condensed consolidated statements of operations.

4. ACQUISITIONS

Wowio, LLC

On June 29, 2009, Wowio Texas entered into an asset purchase agreement (the “Agreement”) with Platinum pursuant to which Platinum agreed to transfer to the Company, all of the ownership interests in the assets and certain liabilities of Wowio, LLC (a Pennsylvania Limited Liability Company and wholly owned subsidiary of Platinum) (“Wowio Penn”) in exchange for total consideration of $3,150,000, comprised of assumed liabilities of approximately $1,636,000, including $794,518 of amounts owed to Brian Altounian (of which $112,535 and $211,000 were still outstanding at December 31, 2012 and 2011, respectively), a senior officer of Platinum’s who then became the Company’s CEO, and an additional $1,514,000 to be paid to Platinum Studios via royalty at a rate of 20% of gross revenues generated from acquired assets. Subsequent to the $1,514,000 being satisfied, such royalty rate due Platinum shall reduce to 10% of net revenues generated in perpetuity.

Wowio Texas acquired Wowio Penn to position itself for growth in the digital media industry. Management believed that the digital distribution of eBook content would eventually include an advertising-supported pricing model so the Company pursued the business process patent application to protect the insertion of ads into eBooks, such patent (#7,848,951) was issued by the U.S. Patent & Trademark Office on December 7, 2010. Wowio Penn complemented the Company’s plans to develop, produce, distribute and monetize its proprietary library of creative content across its online brand development platforms.

Mr. Altounian was a senior officer of Platinum and had been responsible for day-to-day activities of Wowio Penn since its acquisition by Platinum. Mr. Altounian was the Platinum’s President and Chief Operating Officer from January 2006 through May 2011 before resigning from Platinum on May 17, 2011.

The purchase price approximates the following:

Assumed liabilities	$841,000
Assumed liabilities – related party	795,000
Due under royalty stream (1)	1,017,000

$2,653,000

(1) Management determined that the likelihood of such payable is probable through 2014. Accordingly, it booked the fair value of the $1,514,000 liability herein of $1,017,000 based on expected repayment. At December 31, 2012 and 2011, the fair value of such liability was approximately $1,304,000 and $1,181,000, respectively. The related change in fair value for the year ended December 31, 2012 and 2011 was approximately $123,000 and $0, respectively, was recorded as change in fair value of contingent consideration related to acquisition in the accompanying consolidated statements of operations.

The following represents an allocation of the purchase price over the acquisition-date fair value of the acquired assets of Wowio Penn as of June 29, 2009, the effective date of the acquisition:

Identifiable intangibles:
Patent	$2,387,700
Website	265,300

$2,653,000

Drunk Duck

On May 5, 2010, Wowio Texas entered into another asset purchase agreement with Platinum pursuant to which Platinum agreed to transfer to the Company, all of the ownership interests in the assets, including related websites, of Drunk Duck (the “Duck”) in exchange for total consideration of $1,000,000 in cash, of which $350,000 of such amount had been previously paid, $150,000 was due from July 2010 – October 2010 and $500,000 is to be paid in quarterly installments equal to a minimum of 10% of net revenue derived from the purchased assets. As a security interest, Platinum retained a 10% ownership position in the assets, which is being reduced proportionately, as payments are made to Platinum. As of December 31, 2012 and 2011, Platinum retained ownership of 6.5% of the assets, as a result of amounts owed to Platinum under the purchase agreement.

On the Duck website, traditional online advertising generates revenues for the Company through banner ads based on traffic flow and click-through rate. Management believed that the social community and the traffic flow on Duck would be beneficial as an acquisition for a number of reasons. First of all, as a brand development platform for comic-related material, the Duck’s supportive, interactive and engaged user base would give valuable market feedback before a brand was launched in a more formal manner. In addition, the amount of daily and monthly traffic, including the quality of that traffic (in terms of length of time this community’s users stayed on the site) would generate significant online advertising revenues for the Company.

The purchase price has been determined as follows:

Cash	$350,000
Seller	150,000
Due under royalty stream (1)	362,000

$862,000

(1) Management determined that the likelihood of such payable is probable through 2014. Accordingly, it booked the fair value of the $500,000 liability herein of $362,000 based on estimated repayment. At December 31, 2012 and 2011, the fair value of such liability was approximately $425,000 and $425,000, respectively. The related change in fair value for the years ended December 31, 2012 and 2011 was approximately $0 and $40,000, respectively, was recorded as change in fair value of contingent consideration related to acquisition in the accompanying consolidated statements of operations. There was no change in the fair value of the related liability during 2012 due to a change in the timing of the projected payments.

The following represents an allocation of the purchase price over the acquisition-date fair value of the acquired assets of the Duck as of May 5, 2010, the effective date of the acquisition:

Identifiable intangibles:
Website	$862,000

The fair values assigned to identifiable intangible assets acquired were based on estimates and assumptions determined by management.

Spacedog Entertainment, Inc.

Effective May 15, 2010, Wowio Texas entered into a securities purchase agreement with Spacedog Entertainment, Inc. (a New York S-Corporation) (“SDE”) pursuant to which SDE agreed to transfer to Wowio, Inc., all of the common stock of SDE in exchange for total consideration of $1,650,000, comprised of $107,000 in cash, 15,430,000 shares of common stock (valued at $1,543,000 - based on the estimated fair value on the measurement date) and an additional $1,000,000 to be paid via royalty at a rate of 100% of gross revenues generated from SDE assets. Subsequent to the $1,000,000 being satisfied, the seller shall no longer be entitled to receive any further royalties. In accordance with the agreement, the Company neither assumed nor became responsible, in any way, for any liabilities, debts or other obligations of SDE. The SDE legal entity was dissolved in July 2011 and operations are maintained within Wowio, Inc.

Management believes that SDE’s mission is aligned with the Company’s multi-platform distribution model. SDE created, acquired, licensed and developed creative intellectual property (stories, comic books, graphic novels, scripts, treatments, story concepts and novels) and marketed that content more like traditional brands, where revenue sources are broad and multi-faceted. SDE’s approach to building world-class intellectual properties centers on the blurring of the lines between traditional and new media, multiple distribution channels and emerging technologies. By leveraging various partners, SDE is able to develop and distribute IP that builds greater brand awareness. Management determined, owning a library of creative content that could be distributed across the Company’s own digital distribution platforms made synergistic sense.

The purchase price has been determined as follows:

Cash	$107,000
Common stock (15,430,000 shares)	1,543,000
Due under royalty stream (1)	724,000

$2,374,000

(1) Management determined that the likelihood of such royalty payable is probable through 2014. Accordingly, it booked the fair value of the $1,000,000 liability herein of $724,000 based on estimated repayment. At December 31, 2012 and 2011, the fair value of such liability was $425,459 and $770,000, respectively. The related change in fair value for the years ended December 31, 2012 and 2011 of approximately $81,000 and $0, respectively, was recorded as change in fair value of contingent consideration related to acquisition in the accompanying consolidated statements of operations.

The following represents an allocation of the purchase price over the acquisition-date fair value of the acquired assets and liabilities of SDE as of May 15, 2010, the effective date of the acquisition:

Identifiable intangibles:
Content library	$3,334,000
Deferred tax liability	(960,000)

$2,374,000

The fair values assigned to identifiable intangible assets acquired were based on estimates and assumptions determined by management. At December 31, 2011, the Company recorded an impairment charge on the content library of approximately $1,720,000. On December 12, 2012, the Company entered into a purchase agreement with the original owner of SDE, whereby the original owner re-acquired from the Company 10 specific titles from SDE. In exchange for the purchase of these 10 titles, the original owner is to return 2,550,000 shares of the Company’s common stock to the Company’s treasury and reduce the contingent royalty liability from $1,000,000 to $500,000. In connection with the reduction in the contingent royalty liability, the fair value of the liability based on the estimated repayment was reduced by $425,459. The 2,550,000 shares of common stock were received by the Company on May 10, 2013 and are reflected as a stockholder receivable in the accompanying balance sheet as of December 31, 2012 (see Note 7).

Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

5. INTANGIBLE ASSETS

Intangible assets consist of the following as of December 31, 2012 and 2011:

	Estimated			Impairment	Net Carrying Value
	Life in	Allocated	Accumulated	and Other	December 31,
	Years	Value	Amortization	Adjustments	2012

Patent	17	$2,469,226	$(290,472)	$(2,178,754)	$-
Websites	3	1,744,800	(1,575,212)	(169,588)	-
Content library	5	1,613,771	(1,378,523)	(235,248)	-
		$5,827,797	$(3,244,207)	$(2,583,590)	$-

	Estimated				Net Carrying Value
	Life in	Allocated	Accumulated		December 31,
	Years	Value	Amortization	Impairment	2011

Patent	17	$2,468,951	$(145,236)	$-	$2,323,715
Websites	3	1,744,800	(998,658)	-	746,142
Content library	5	3,334,000	(1,055,771)	(1,720,229)	558,000
		$7,547,751	$(2,199,665)	$(1,720,229)	$3,627,857

Amortization of other intangible assets was $1,044,542, $1,413,215 and $3,244,207 for the years ended December 31, 2012 and 2011 and for the period from Inception through December 31, 2012, respectively. In addition, during the years ended December 31, 2012 and 2011, the Company recognized a net impairment loss of $1,393,131 and $1,720,229, respectively, which is based on the Company’s assessment of the recoverability of such intangible assets and it relates to the continuing inability of the Company to meets its business plans. Prior to the impairment charge, the Company recorded a reduction in the contingent royalty liability of $425,459 and a shareholder receivable of $765,000, which is the estimated fair value of the 2,550,000 shares of common stock to be returned to the Company by the original owner of SDE (see Notes 4 and 7) and recorded a corresponding change in the carrying value of the intangible assets.

Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes Payable [Abstract]
Notes Payable

NOTE 5 - NOTES PAYABLE

Revolving Loan

Effective September 21, 2012, the Company entered into a credit agreement (“Revolving Loan”) with TCA Global Credit Master Fund, LP (“TCA”), which provided the Company with an initial revolving loan commitment of $250,000. TCA may increase the commitment up to $2,000,000 upon the Company’s request and at TCA’s sole discretion. Net proceeds received from the Company amounted to $201,775 after deducting financing fees. The interest rate on this and all extensions of the Revolving Loan is 12% per annum, with a default rate of 18%. Per the agreement, accrued and unpaid interest on the unpaid principal balance shall be payable on a weekly basis beginning on September 28, 2012.

The Revolving Loan has a 6-month term that may be extended for 6 months at TCA’s discretion with a 4% renewal fee. The loan is collateralized by a security interest in all tangible and intangible assets of the Company. The fees incurred by the Company for this facility are as follows: (i) a 4% transaction advisory fee, (ii) an asset monitoring fee of $1,500, (iii) due diligence fee of $10,000, (iv) document review and legal fees of $12,500, and (v) $17,500 for a brokerage fee to TCAs financing partner. The total amount the Company incurred as initial financing fees was $53,225 and was recorded as debt issuance costs. During the three months ended March 31, 2013, the Company amortized $24,394 to interest expense in the accompanying consolidated statements of operations. The credit line includes a minimum monthly fee of not less than 0.875% of the then applicable revolving loan commitment.

In connection with this transaction, the Company issued a series of three warrants to TCA (“TCA Warrants”), each to purchase 1,841,564 shares of common stock, or 1% of the issued and outstanding common stock of the Company at September 21, 2012. Each warrant has an exercise price of $0.001 per share. Each of the TCA Warrants is immediately exercisable upon issuance and have terms of six months, nine months and twelve months, respectively. Attached to each of the TCA Warrants is a mandatory redemption clause, which obligates the Company to redeem the warrant in full by payment of $30,000 each if not exercised by the respective redemption dates of six months (March 21, 2013) for Warrant #1, nine months (June 21, 2013) for Warrant #2, and twelve months (September 21, 2013) for Warrant #3. The Company will record the liability if the warrants are not exercised on or prior to the respective redemption dates. During the three months ended March 31, 2013, the Company recorded $30,000 in accounts payable and accrued expenses with a corresponding reduction to additional paid-in capital related to TCA Warrant #1 in connection with its mandatory redemption clause.

The relative fair value of the warrants of $217,817 is treated as a discount and is amortized over the life of the Revolving Loan. During the three months ended March 31, 2013, the Company amortized $90,758 to interest expense in the accompanying condensed consolidated statements of operations.

The Revolving Loan contains negative covenants, which states that the Company shall not, either directly or indirectly, create, assume, incur or have outstanding any funded indebtedness (as defined), or become liable, whether as endorser, guarantor, surety or otherwise, for any debt or obligation of any other person, or otherwise consummate any transaction or series of transactions involving the issuance of debt securities of the Company, except: (a) the obligations (as defined); (b) endorsement for collection or deposit of any commercial paper secured in the ordinary course of business; (c) obligations for taxes, assessments, municipal or other governmental charges; provided the same are being contested in good faith by appropriate proceedings and are insured against or bonded over to the satisfaction of TCA; (d) obligations for accounts payable, other than for money borrowed, incurred in the ordinary course of business; provided that, any management or similar fees payable by the Company shall be fully subordinated in right of payment to the prior payment in full of the loans made hereunder; (e) obligations existing on the date hereof which are disclosed on the consolidated financial statements; (f) unsecured intercompany funded indebtedness incurred in the ordinary course of business; (g) funded indebtedness existing on September 21, 2012 and set forth in the consolidated financial statements, including any extensions or refinancing of the foregoing, which do not increase the principal amount of such funded indebtedness as of the date of such extension or refinancing; provided such funded indebtedness is subordinated to the obligations owed to TCA pursuant to a subordination agreement, in form and content acceptable to TCA in its sole discretion, which shall include an indefinite standstill on remedies and payment blockage rights during any default; (h) funded indebtedness consisting of capital lease obligations or secured by permitted liens not to exceed $250,000 in the aggregate at any time; (i) contingent liabilities arising with respect to customary indemnification obligations in favor of purchasers in connection with dispositions permitted hereunder; (j) contingent liabilities incurred in the ordinary course of business with respect to surety and appeal bonds, performance bonds and other similar obligations; (k) contingent liabilities arising under indemnity agreements to title insurers to cause such title insurers to issue to TCA title insurance policies; and (l) funded indebtedness that is subordinate, as a matter of law, or pursuant to a separate subordination agreement acceptable to TCA, to the obligations of the Company to TCA hereunder or under any other loan document.

Pursuant to the terms of the Revolving Loan agreement, the Company shall not, nor shall the Company permit any of its subsidiaries to, either directly or indirectly, issue or distribute any additional capital stock or other securities of the Company or its subsidiaries with the prior written consent of TCA, provided, however, that in the event the Company seeks to issue or sell any of its securities in an amount of more than $1,000,000, then the Company may consummate such sale or issuance, without TCA’s consent, but only if the Company shall, from the proceeds of such sale or issuance, direct a sufficient amount of proceeds to be paid directly to TCA in full and final payment of the obligations of the Company under the Revolving Loan agreement and all other loan documents.

The Revolving Loan contains financial covenants, which consist of: (1) positive EBITDA to be maintained at all times; (2) the Company shall have cash flow and revenue projections that are not less than 75% of the cash flow and revenue projections shown on the financial projections provided by the Company to TCA as part of TCA’s due diligence. As of March 31, 2013, the Company was not in compliance with all covenants associated with the Revolving Loan. The lender provided a notice of default, which indicated that effective March 21, 2013, the default interest rate of 18% would be in effect. The amount of principal due at March 31, 2013 and December 31, 2012 was $250,000. Accrued interest of $4,163 and $175 is included in accounts payable and accrued expenses in the accompanying condensed consolidated balance sheets as of March 31, 2013 and December 31, 2012, respectively.

On May 29, 2013, TCA formally served the Company with a Demand Notice for repayment of the principal balance of $250,000, the redemption of the three warrants, totaling $90,000 and accrued interest of $11,649 for a total demand of $351,649, payable by June 7, 2013. The Company is currently seeking alternative sources of financing to resolve this obligation.

Notes Payable – Related Parties

During 2011, the Company issued an aggregate of $157,355 of notes payable to employees in lieu of compensation due. The notes matured in December 2012, are now due on demand and accrue interest at a rate of 2.25% per year. The amount of principal due at March 31, 2013 and December 31, 2012 was $121,815. Accrued interest of $4,102 and $3,758 is included in accounts payable and accrued expenses in the accompanying condensed consolidated balance sheets as of March 31, 2013 and December 31, 2012, respectively.

On January 17, 2012 and June 15, 2012, the Company issued $10,000 and $1,000, respectively, of notes payable to one employee. The notes matured on June 15, 2013 and accrued interest of 8% per year. The amount of principal due at March 31, 2013 and December 31, 2012 was $10,000. Accrued interest of $962 and $802 is included in accounts payable and accrued expenses in the accompanying condensed consolidated balance sheets as of March 31, 2013 and December 31, 2012, respectively.

Notes Payable

Notes payable consist of the following at:

	March 31, 2013	December 31, 2012
		(audited)
Notes payable to various individuals, 12% interest rate, entered into in August 2011, due on demand	$14,948	$14,948

Note payable to an individual, 8% interest rate, entered into in November 2011, due on demand	20,000	20,000

Note payable to an individual, 8% interest rate, entered into in January 2012, due on demand	10,000	10,000

Secured note payable, 10% interest rate, entered into in December 2011, due June 20, 2013, net of discount of $32,986 and $0, respectively	67,014	100,000

Secured note payable to an individual, 10% interest rate, entered into in January 2013, due on January 16, 2014	75,000	-

Secured note payable to an individual, 10% interest rate, entered into in February 2013, due on February 19, 2014	25,000	-

Note payable to an individual, interest due of $2,500, entered into in March 2013, due from May to July 2013	60,000	-

	271,962	144,948

Less current portion	(271,962)	(144,948)

	$-	$-

On December 20, 2011, the Company issued a 10% senior secured promissory note (“Secured Note”) to an individual in the amount of $100,000 and was due in December 2012. The Secured Note is secured by all of the Company’s intangible assets.

In connection with the Secured Note, the Company granted a warrant to purchase 6,666,666 shares of the Company’s common stock at an exercise price of $0.015 per share that expires in December 2018. The relative fair value of the warrant of $95,082 is treated as a discount to the Secured Note and is amortized over the life of the Secured Note. During the three months ended March 31, 2012, the Company amortized $23,771 to interest expense in the accompanying condensed consolidated statement of operations. The discount was fully amortized by December 31, 2012.

On February 14, 2013, the Company entered into a waiver and amendment #1 agreement to the Secured Note, extending the maturity date from December 20, 2012 to June 20, 2013. In connection with the waiver and amendment #1 agreement, the Company issued a warrant for the purchase of 2,000,000 shares of common stock with an exercise price of $0.015 per share that will expire in February 2016. The fair value of the warrant was approximately $380,000, which was computed using the Black-Scholes option pricing model with the following assumptions: (1) expect term of 3.0 years; volatility of 58.90%, discount rate of 0.42% and dividend rate of zero. In accordance with relevant accounting guidance, the Company determined that the issuance of the warrants met the requirement for debt extinguishment accounting. There was no gain or loss recognized in connection with the extinguishment. Since the warrant was issued in connection with a debt instrument, the Company recorded the relative fair value of the warrant of $79,167 as debt discount to be amortized over the life of the note. During the three months ended March 31, 2013, the Company amortized $46,181 to interest expense in the accompanying condensed consolidated statement of operations. In addition, the Company agreed to pay interest at 10% for the first 4 months and 15% for the following 10 months. An additional $5,000 of interest will accrue for the remainder of the term through the maturity date.

Accrued interest related to notes payable of $14,881 and $14,319 is included in accounts payable and accrued expenses in the accompanying condensed consolidated balance sheets as of March 31, 2013 and December 31, 2012, respectively.

Convertible Notes Payable

	March 31, 2013	December 31, 2012
		(audited)
Convertible notes payable consist of the following at:

Secured convertible note, 8% interest rate, entered into in March 2012, originally due September 2012 (modified from promissory note in July 2012), now due on demand with default interest rate of 13%	100,000	100,000

Secured convertible note, 10% interest rate, entered into in April 2012, now due on demand with default interest rate of 15%	10,000	10,000

Secured convertible notes, 10% interest rate, entered into on May 18, 2012, originally due May 18, 2013, now due on demand with default interest rate of 15%, net of discount of $5,625 and $16,875, respectively	39,375	28,125

Secured convertible note, 10% interest rate, entered into on May 22, 2012, originally due May 22, 2013, now due on demand with default interest rate of 15%, net of discount of $11,667 and $29,167, respectively	58,333	40,833

Secured convertible note, 10% interest rate, entered into in June 2012, originally due June 2013, now due on demand with default interest rate of 15%, net of discount of $11,667 and $25,667, respectively	44,333	30,333

Secured convertible note, 10% interest rate, entered into in July 2012, due July 2013, net of discount of $0 and $8,334, respectively	100,000	91,666

Secured convertible note, 10% interest rate, entered into on August 3, 2012, now due on demand with default interest rate of 15%, net of discount of $0 and $1,667, respectively	10,000	8,333

Secured convertible note, 10% interest rate, entered into on August 8, 2012, originally due February 8, 2013, now due on demand with default interest rate of 15%, net of discount of $0 and $4,166, respectively	25,000	20,834

Secured convertible note, 10% interest rate, entered into on September 2012, due September 2013, net of discount of $4,791 and $7,292, respectively	5,209	2,708
	392,250	332,832
Less current portion	(392,250)	(332,832)
	$-	$-

During the three months ended March 31, 2013 and 2012, the Company recorded beneficial conversion features of $79,167 and $140,977, respectively, as debt discount to be amortized over the life of the respective convertible debt instrument.

During the three months ended March 31, 2013 and 2012, the Company amortized $59,418 and $11,883, respectively, of debt discount to interest expense in the accompanying consolidated statements of operations.

As of March 31, 2013, an aggregate of $571,763 of the outstanding employee notes payable, notes payable and convertible notes payable balances became delinquent. The Company is working with the note holders to negotiate new terms.

Accrued interest related to convertible notes payable of $36,131 and $25,995 is included in accounts payable and accrued expenses in the accompanying condensed consolidated balance sheets as of March 31, 2013 and December 31, 2012, respectively.

6. NOTES PAYABLE

Revolving Loan

Effective September 21, 2012, the Company entered into a credit agreement (“Revolving Loan”) with TCA Global Credit Master Fund, LP (“TCA”), which provided the Company with an initial revolving loan commitment of $250,000. TCA may increase the commitment up to $2,000,000 upon the Company’s request and at TCA’s sole discretion. Net proceeds received from the Company amounted to $201,775 after deducting financing fees. The interest rate on this and all extensions of the Revolving Loan is 12% per annum, with a default rate of 18%. Per the agreement, accrued and unpaid interest on the unpaid principal balance shall be payable on a weekly basis beginning on September 28, 2012.

The Revolving Loan has a 6-month term that may be extended for 6 months at TCA’s discretion with a 4% renewal fee. The loan is collateralized by a security interest in all tangible and intangible assets of the Company. The fees incurred by the Company for this facility are as follows: (i) a 4% transaction advisory fee, (ii) an asset monitoring fee of $1,500, (iii) due diligence fee of $10,000, (iv) document review and legal fees of $12,500, and (v) $17,500 for a brokerage fee to TCAs financing partner. The total amount the Company incurred as initial financing fees was $53,225 and was recorded as debt issuance costs. During the year ended December 31, 2012, the Company amortized $28,831 to interest expense in the accompanying consolidated statement of operations. The Revolving Loan includes a minimum monthly fee of not less than 0.875% of the then applicable revolving loan commitment.

In connection with this transaction, the Company issued a series of three warrants to TCA (“TCA Warrants”), each to purchase 1,841,564 shares of common stock, or 1% of the issued and outstanding common stock of the Company at September 21, 2012. Each warrant has an exercise price of $0.001 per share. Each of the TCA Warrants is immediately exercisable upon issuance and have terms of six months, nine months and twelve months, respectively. Attached to each of the TCA Warrants is a mandatory redemption clause, which obligates the Company to redeem the warrant in full by payment of $30,000 each if not exercised by the respective redemption dates of six months (March 21, 2013) for Warrant #1, nine months (June 21, 2013) for Warrant #2, and twelve months (September 21, 2013) for Warrant #3. The Company will record the liability if the warrants are not exercised on or prior to the respective redemption dates.

The relative fair value of the warrants of $217,817 is treated as a discount and is amortized over the life of the Revolving Loan using the straight line method, which approximates the effective interest method. During the year ended December 31, 2012, the Company amortized $127,059 to interest expense in the accompanying consolidated statement of operations.

The Revolving Loan contains negative covenants, which states that the Company shall not, either directly or indirectly, create, assume, incur or have outstanding any funded indebtedness (as defined), or become liable, whether as endorser, guarantor, surety or otherwise, for any debt or obligation of any other person, or otherwise consummate any transaction or series of transactions involving the issuance of debt securities of the Company, except: (a) the obligations (as defined); (b) endorsement for collection or deposit of any commercial paper secured in the ordinary course of business; (c) obligations for taxes, assessments, municipal or other governmental charges; provided the same are being contested in good faith by appropriate proceedings and are insured against or bonded over to the satisfaction of TCA; (d) obligations for accounts payable, other than for money borrowed, incurred in the ordinary course of business; provided that, any management or similar fees payable by the Company shall be fully subordinated in right of payment to the prior payment in full of the loans made hereunder; (e) obligations existing on the date hereof which are disclosed on the consolidated financial statements; (f) unsecured intercompany funded indebtedness incurred in the ordinary course of business; (g) funded indebtedness existing on September 21, 2012 and set forth in the consolidated financial statements, including any extensions or refinancing of the foregoing, which do not increase the principal amount of such funded indebtedness as of the date of such extension or refinancing; provided such funded indebtedness is subordinated to the obligations owed to TCA pursuant to a subordination agreement, in form and content acceptable to TCA in its sole discretion, which shall include an indefinite standstill on remedies and payment blockage rights during any default; (h) funded indebtedness consisting of capital lease obligations or secured by permitted liens not to exceed $250,000 in the aggregate at any time; (i) contingent liabilities arising with respect to customary indemnification obligations in favor of purchasers in connection with dispositions permitted hereunder; (j) contingent liabilities incurred in the ordinary course of business with respect to surety and appeal bonds, performance bonds and other similar obligations; (k) contingent liabilities arising under indemnity agreements to title insurers to cause such title insurers to issue to TCA title insurance policies; and (l) funded indebtedness that is subordinate, as a matter of law, or pursuant to a separate subordination agreement acceptable to TCA, to the obligations of the Company to TCA hereunder or under any other loan document.

Pursuant to the terms of the Revolving Loan agreement, the Company shall not, nor shall the Company permit any of its subsidiaries to, either directly or indirectly, issue or distribute any additional capital stock or other securities of the Company or its subsidiaries with the prior written consent of TCA, provided, however, that in the event the Company seeks to issue or sell any of its securities in an amount of more than $1,000,000, then the Company may consummate such sale or issuance, without TCA’s consent, but only if the Company shall, from the proceeds of such sale or issuance, direct a sufficient amount of proceeds to be paid directly to TCA in full and final payment of the obligations of the Company under the Revolving Loan agreement and all other loan documents.

The Revolving Loan contains financial covenants, which consist of: (1) positive EBITDA to be maintained at all times; (2) the Company shall have cash flow and revenue projections that are not less than 75% of the cash flow and revenue projections shown on the financial projections provided by the Company to TCA as part of TCA’s due diligence. As of December 31, 2012, the Company was not in compliance with all covenants associated with the Revolving Loan. The lender provided a notice of default, which indicated that effective March 21, 2013, the default interest rate of 18% would be in effect. The amount of principal due at December 31, 2012 was $250,000. Accrued interest of $175 is included in accounts payable and accrued expenses in the accompanying balance sheet as of December 31, 2012.

On May 29, 2013, TCA formally served the Company with a demand notice for repayment of the principal balance of $250,000, the redemption of the three warrants, totaling $90,000 and accrued interest of $11,649 for a total demand of $351,649, payable by June 7, 2013. The Company is currently seeking alternative sources of financing to resolve this obligation.

Notes Payable – Related Parties

In April and September 2011, the Company issued $157,355 of notes payable to employees in lieu of compensation due as part of separation agreements. The notes matured in December 2012, are now due on demand and accrue interest at a rate of 2.25% per year. The amount of principal due at December 31, 2012 and 2011 was $121,815 and $139,243, respectively. Accrued interest of $3,758 and $965 is included in accounts payable and accrued expenses in the accompanying balance sheets as of December 31, 2012 and 2011, respectively.

On January 17, 2012 and June 15, 2012, the Company issued $10,000 and $1,000, respectively, of notes payable to one employee in lieu of compensation due. The notes mature through June 15, 2013 and accrue interest of 8% per year. The amount of principal due at December 31, 2012 was $10,000. Accrued interest of $802 is included in accounts payable and accrued expenses in the accompanying balance sheet as of December 31, 2012.

Notes Payable

Notes payable consist of the following at:

	December 31, 2012	December 31, 2011

Notes payable to various individuals, 12% interest rate, entered into in August 2011, due on demand	$14,948	$14,948

Note payable to an individual, 8% interest rate, entered into in November 2011, due on demand	20,000	20,000

Note payable to an individual, 8% interest rate, entered into in January 2012, due on demand	10,000	-

Secured note payable, 10% interest rate, entered into in December 2011, due on demand, net of discount of $0 and $91,120, respectively	100,000	8,880
	144,948	43,828

Less current portion	(144,948)	(43,828)
	$-	$-

On December 20, 2011, the Company issued a 10% senior secured promissory note (“Secured Note”) to an individual in the amount of $100,000 and was due in December 2012. The Secured Note is secured by all of the Company’s intangible assets.

In connection with the Secured Note, the Company granted a warrant to purchase 6,666,666 shares of the Company’s common stock at an exercise price of $0.015 per share that expires in December 2018.

The relative fair value of the warrant of $95,082 was treated as a discount to the Secured Note and was amortized over the life of the Secured Note. During the years ended December 31, 2012 and 2011, $91,120 and $3,962, respectively, was amortized to interest expense in the accompanying consolidated statements of operations.

On February 14, 2013, the Company entered into a waiver and amendment #1 agreement to the Secured Note, extending the maturity date of Secured Note from December 20, 2012 to June 20, 2013. In connection with this waiver and amendment #1 agreement, the Company issued a warrant for the purchase of 2,000,000 shares of common stock with an exercise price of $0.015 per share that will expire on February 12, 2016. In addition, the Company agreed to pay interest based on 10% interest rate for the first 4 months and 15% interest for the following 10 months. An additional $5,000 of interest will accrue for the remainder of the term through maturity date.

Accrued interest of $14,319 and $934 is included in accounts payable and accrued expenses in the accompanying balance sheets as of December 31, 2012 and 2011, respectively.

Convertible Notes Payable

Convertible notes payable consist of the following at December 31, 2012:

Secured convertible note, 8% interest rate, entered into in March 2012, originally due September 2012 (modified from promissory note in July 2012), now due in March 2013 with default interest rate of 13%	100,000

Secured convertible note, 10% interest rate, entered into in April 2012, originally due October 2012, now due on demand with default interest rate of 15%, net of discount of $0	10,000

Secured convertible note, 10% interest rate, entered into on May 18, 2012, due May 18, 2013, net of discount of $16,875	28,125

Secured convertible note, 10% interest rate, entered into on May 22, 2012, due May 22, 2013, net of discount of $29,167	40,833

Secured convertible note, 10% interest rate, entered into in June 2012, due June 2013, net of discount of $25,667	30,333

Secured convertible note, 10% interest rate, entered into in July 2012, due July 2013, net of discount of $8,334	91,666

Secured convertible note, 10% interest rate, entered into on August 3, 2012, due February 3, 2013, net of discount of $1,667	8,333

Secured convertible note, 10% interest rate, entered into on August 8, 2012, due February 8, 2013, net of discount of $4,166	20,834

Secured convertible note, 10% interest rate, entered into on September 2012, due September 2013, net of discount of $7,292	2,708
332,832

Less current portion	(332,832)

-

On February 9, 2012, the Company issued a 10% secured convertible note (“February Convertible Note”) to an individual in the amount of $50,000 and was due in August 2012. Net proceeds received from the Company amounted to $29,318 after deducting payments of $20,682 for outstanding accounts payable balances. The February Convertible Note is convertible into shares of the Company’s common stock at a conversion price of $0.015 per share. On October 12, 2012 the holder of the February Convertible Note converted $50,000 of principal and $2,500 of accrued interest into 3,500,000 shares of common stock.

In connection with the February Convertible Note, the Company granted a warrant to purchase 3,333,333 shares of the Company’s common stock at an exercise price of $0.015 per share that expires in August 2019.

The relative fair value of the warrant of $47,530 and the value of the BCF of $2,470, which are limited to the face amount of the February Convertible Note, are treated as discounts to the February Convertible Note and was amortized over the life of the February Convertible Note. During the year ended December 31, 2012, the Company amortized $50,000 to interest expense in the accompanying consolidated statement of operations.

On March 13, 2012, the Company issued an 8% promissory note (“Promissory Note”) to an individual in the amount of $100,000 and was due in September 2012. Net proceeds received from the Company amounted to $71,373 after deducting payments of $28,627 for outstanding accounts payable balances.

In connection with the Promissory Note, the Company granted a warrant to purchase 5,000,000 shares of the Company’s common stock at an exercise price of $0.02 per share that expires in March 2019.

The relative fair value of the warrant of $93,447 is treated as a discount to the Promissory Note and was amortized over the life of the Promissory Note. During the year ended December 31, 2012, the Company amortized $93,447 to interest expense in the accompanying consolidated statement of operations.

On July 13, 2012, the Company entered into a senior promissory note addendum to modify the Promissory Note to include a conversion feature (“July Convertible Note”). The July Convertible Note can be converted into shares of the Company’s common stock at a conversion price of $0.02 per share. The July Convertible Note matured in September 2012. In accordance with applicable accounting guidance, this is treated as a debt extinguishment and the July Convertible Note is recorded as a new instrument. There was no gain or loss on the debt extinguishment. The BCF of $100,000, which is limited to the face amount of the note, is treated as a discount and is amortized over the remaining life of the note. During the year ended December 31, 2012, the Company amortized $91,666 to interest expense in the accompanying consolidated statement of operations.

On October 13, 2012, the Company issued 500,000 shares to the note holder of the July Convertible Note in exchange for a 6-month extension. In accordance with relevant accounting guidance, the Company determined that the issuance of shares of common stock met the requirement for debt extinguishment accounting and as a result, the Company recorded the fair value of $150,000 (computed as 500,000 shares of common stock at a share price of $0.30) as loss on debt extinguishment.

On December 17, 2012, this same note holder exercised warrants to purchase 10,000,000 shares of common stock at a price of $0.01 per share for proceeds of $100,000.

On April 17, 2012, the Company issued a 10% secured convertible note (“April Convertible Note”) to an individual in the amount of $10,000 and was due in October 2012 and is now due on demand. The April Convertible Note is convertible into shares of the Company’s common stock at a conversion price of $0.02 per share. The April Convertible Note is secured by all of the Company’s intangible assets.

In connection with the April Convertible Note, the Company granted a warrant to purchase 200,000 shares of the Company’s common stock at an exercise price of $0.05 per share that expires in April 2019.

The relative fair value of the warrant of $8,438 and the value of the BCF of $1,562, which are limited to the face amount of the April Convertible Note, are treated as a discount to the April Convertible Note and was amortized over the life of the April Convertible Note. During the year ended December 31, 2012, the Company amortized $10,000 to interest expense in the accompanying consolidated statement of operations.

During the months of May and June 2012, the Company issued a series of 10% secured convertible notes (“May and June Convertible Notes”) to individuals in the aggregate amount of $171,000 and mature through June 2013. Net proceeds received from the Company amounted to $113,806 after deducting payments of $57,194 for outstanding accounts payable balances. The May and June Convertible Notes are convertible into shares of the Company’s common stock at a conversion price of $0.02 per share. The May and June Convertible Notes are secured by all of the Company’s intangible assets.

The value of the BCF of $171,000, which is limited to the face amount of the May and June Convertible Notes, is treated as a discount to the May and June Convertible Notes and is amortized over the life of the May and June Convertible Notes. During the year ended December 31, 2012, the Company amortized $99,291 to interest expense in the accompanying consolidated statement of operations.

On July 13, 2012, the Company issued a 10% secured convertible note (“July Convertible Note #2”) to an individual in the amount of $100,000 and was due in January 2013. The July Convertible Note #2 is convertible into shares of the Company’s common stock at a conversion price of $0.01 per share.

In connection with the July Convertible Note #2, the Company granted a warrant to purchase 10,000,000 shares of the Company’s common stock at an exercise price of $0.01 per share that expires in July 2019.

The relative fair value of the warrant of $96,667 and the value of the BCF of $3,333, which are limited to the face amount of the July Convertible Note #2, are treated as discounts to the July Convertible Note #2 and will be amortized over the life of the July Convertible Note #2. During the year ended December 31, 2012, the Company amortized $100,000 to interest expense in the accompanying consolidated statement of operations.

On December 14, 2012, the Company entered into a waiver and amendment agreement with the holder of the July Convertible Note #2. The amendment modified the maturity date from January 13, 2013 to July 13, 2013. In consideration for the extension and to waive any and all events of defaults (as defined), the Company issued 2,500,000 shares of common stock to the holder. In accordance with relevant accounting guidance, the Company determined that the issuance of shares of common stock met the requirement for debt extinguishment accounting and as a result, the Company recorded the fair value of $750,000 (computed as 2,000,000 shares of common stock at a share price of $0.30), as loss on debt extinguishment.

On August 3, 2012, the Company issued a 10% secured convertible note to an individual in the amount of $10,000, which is due in February 2013. The note is convertible into shares of the Company’s common stock at a conversion price of $0.02 per share. The convertible note is secured by all of the Company’s intangible assets. The BCF of $10,000 is treated as a discount and is amortized over the life of the note. During the year ended December 31, 2012, the Company amortized $8,333 to interest expense in the accompanying consolidated statement of operations.

On August 8, 2012, the Company issued a 10% secured convertible note (“August 2012 Convertible Note”) to an individual in the amount of $25,000 and is due in February 2013. The August 2012 Convertible Note is convertible into shares of the Company’s common stock at a conversion price of $0.02 per share. The August 2012 Convertible Note is secured by all of the Company’s intangible assets. The BCF of $25,000 is treated as a discount and is amortized over the life of the August 2012 Convertible Note. During the year ended December 31, 2012, the Company amortized $20,834 to interest expense in the accompanying consolidated statement of operations.

On September 24, 2012, the Company issued a 10% secured convertible note (“September 2012 Convertible Note”) to an individual in the amount of $10,000 and is due in September 2013. The September 2012 Convertible Note is convertible into shares of the Company’s common stock at a conversion price of $0.02 per share. The September 2012 Convertible Note is secured by all of the Company’s intangible assets. The BCF of $10,000 is treated as a discount and is amortized over the life of the September 2012 Convertible Note. During the year ended December 31, 2012, the Company amortized $2,708 to interest expense in the accompanying consolidated statement of operations.

On December 14, 2012, the Company issued a 10% convertible senior promissory note (“December 2012 Convertible Note”) to an individual in the amount of $50,000 with a conversion price of $0.02 per share, maturing in December 2013. On that same day, the holder converted the entire amount of the December 2012 Convertible Note of $50,000 into 2,500,000 shares of common stock. The BCF of $50,000 is treated as a discount and is amortized over the life of the December 2012 Convertible Note. During the year ended December 31, 2012, the Company amortized $50,000 to interest expense in the accompanying consolidated statement of operations.

As of December 31, 2012, an aggregate of $286,763 of the outstanding related parties notes payable, notes payable and convertible notes payable balances became delinquent. The Company is working with the note holders to negotiate new terms.

Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Stockholders' Equity

NOTE 6 - STOCKHOLDERS’ EQUITY

Preferred Stock

On March 9, 2012 and amended on September 10, 2012, the Company designated and determined the rights and preferences of 5,000,000 shares of Series A convertible preferred stock (“Series A”) with a par value of $0.0001. The Company is authorized to issue 5,000,000 shares of Series A. The holders of Series A are entitled to receive dividends in preference to dividends on common stock and are entitled to vote together with the holders of common stock with a voting right equivalent to 50 votes of common stock for each share of Series A held. Holders of Series A may transfer their shares into two shares of common stock with the consent of all Series A holders or one share of common stock without such consent. In the event of liquidation, the holders of Series A shall be issued one share of common stock for every 50 shares of Series A.

On June 19, 2012, the Company issued 850,000 shares of Series A in connection with a consulting agreement entered into with a director. The value of the shares was $255,000 (based on the fair value of the Series A on the measurement date) and was recorded as prepaid consulting to be amortized over the service period of twelve months in accordance with the terms of the contract. On October 31, 2012, the Company modified the terms of the consulting agreement to extend the service period for an additional four years or a total of fifty-five months. During the three months ended March 31, 2013, the Company amortized $7,305 in general and administrative expense in the accompanying condensed consolidated statement of operations.

On April 2, 2012, the Company designated and determined the rights and preferences of 2,000,000 shares of Series B convertible preferred stock (“Series B”) with a par value of $0.0001. The Company is authorized to issue 2,000,000 shares of Series B. The holders of Series B are entitled to receive dividends in preference to any dividends on common stock and are entitled to vote together with the holders of common stock with a voting right equivalent to 300 votes of common stock for each share of Series B held. Holders of Series B may transfer their shares into three shares of common stock with the consent of all Series B holders or one share of common stock without such consent. In the event that two or more shareholders who combined own more than 20% of the outstanding common stock enter into an agreement for the purpose of acquiring, holding, voting or disposing of any voting securities of the Company, then the holders of Series B, as a class, shall be issued three shares of common stock for every share of common stock outstanding. In the event of liquidation, the holders of Series B shall be issued one share of common stock for every 300 shares of Series B.

Common Stock

On April 2, 2012, the Company approved an increase in the number of authorized common shares with par value of $0.0001 from 300,000,000 to 500,000,000 shares.

In February 2012, the Company issued 2,000,000 shares of common stock at a price of $0.30 per share for a value of $600,000 of advisory board services. In accordance with relevant accounting guidance, the value of the non-forfeitable shares of common stock was recorded as prepaid consulting and is to be amortized as compensation cost ratably over the service period of twelve months. The Company amortized $75,000 of compensation expense for the three months ended March 31, 2013 and 2012 and is included in general and administrative expenses in the accompanying condensed consolidated statements of operations.

On June 19, 2012, the Company issued an aggregate of 5,000,000 shares of common stock at $0.30 per share in connection with a consulting agreement entered into with a director. The value of the shares was $1,500,000 (based on the fair value of the common stock on the measurement date) and was recorded as prepaid consulting to be amortized over the service period of twelve months in accordance with the terms of the contract. On October 31, 2012, the Company modified the terms of the consulting agreement to extend the service period for an additional four years or a total of fifty-five months. During the three months ended March 31, 2013, the Company amortized $42,969 in general and administrative expense in the accompanying consolidated condensed statement of operations.

On December 19, 2012, the Company issued 750,000 shares of common stock to a vendor for settlement of accrued expenses of $15,000. The value of the shares was $225,000, which was computed based on 750,000 shares and a $0.30 per share price. The excess value of the shares of $210,000 was recorded as a loss on settlement of accrued expenses at the time of settlement.

On January 31, 2013, the Company entered into an agreement with a consultant to provide the following services, including, but not limited to: financial management and strategy, establishing strategic partnerships, sales and marketing, business development services, and ongoing strategic business consulting as requested by the Company for a period of one year. In exchange, the Company agreed to issue the consultant 3,200,000 shares of common stock. The value of the shares was $640,000, which was computed based on 3,200,000 shares at $0.20 per share price. In accordance with relevant accounting guidance, the value of the non-forfeitable shares of common stock was recorded as prepaid consulting to be amortized over the service period of twelve months. The Company amortized $106,667 in general and administrative expenses in the accompanying condensed consolidated statement of operations for the three months ended March 31, 2013.

On February 15, 2013, the Company entered into an agreement with a consultant to provide strategic planning services, business development introductions, and other consulting services to the Company for a period of one year. In exchange, the Company agreed to issue the consultant 10,000,000 shares of common stock. The value of the shares was $2,000,000, which was computed based on 10,000,000 shares at a $0.20 per share price. In accordance with relevant accounting guidance, the value of the non-forfeitable shares of common stock was recorded as prepaid consulting to be amortized over the service period of twelve months. The Company amortized $250,000 in general and administrative expenses in the accompanying consolidated condensed statement of operations for the three months ended March 31, 2013.

On March 5, 2013, the Company issued 100,000 shares of common stock, at a price of $0.20 per share for cash proceeds of $20,000 to a third party investor.

Stockholder Receivable

On December 12, 2012, the Company entered into a purchase agreement with the original owner of SDE, an unrelated third party, whereby the original owner re-acquired from the Company 10 specific titles from SDE. In exchange for the purchase of these 10 titles, the original owner is to return 2,550,000 shares of the Company’s common stock at a contractually agreed-upon value of $0.30 per share, to the Company’s treasury and reduce the contingent royalty liability from $1,000,000 to $500,000 (see Note 4). The 2,550,000 shares of common stock were received by the Company on May 10, 2013 and are reflected as a stockholder receivable in the accompanying condensed consolidated balance sheets.

Warrants

On February 14, 2013, the Company entered into a waiver and amendment #1 agreement to the Secured Note (see Note 6), extending the maturity date to June 30, 2013. In connection with this agreement, the Company issued a warrant to purchase 2,000,000 shares of common stock with an exercise price of $0.015 per share that will expire on February 12, 2016 (see Note 5).

The following represents a summary of all warrant activity for the three months ended March 31, 2013:

	Outstanding Warrants
	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)

Outstanding at December 31, 2012 (2)	22,724,691	$0.030	$6,051,883
Grants	2,000,000	0.015
Exercised	-	-
Cancelled/Expired	(1,841,564)	0.001

Outstanding and exercisable at March 31, 2013 (2)	22,883,127	$0.035	$3,882,942

(1)	Represents the difference between the exercise price and the estimated fair value of the Company’s common stock at the end of the reporting period.

(2)	The warrants outstanding and exercisable at March 31, 2013 and December 31, 2012 have a weighted-average contractual remaining life of 4.25 years and 4.27 years, respectively.

The following table presents details of the assumptions used to calculate the grant date fair value using the Black-Scholes option-pricing model for common stock warrants granted by the Company:

	Three Months Ended
	March 31, 2013	March 31, 2012

Expected term (in years)	3	-
Expected volatility	58.90%	-
Risk-free interest rate	0.42%	-
Expected dividends	-	-
Grant date fair value per share	$0.19	-

7. STOCKHOLDERS’ EQUITY

Preferred Stock

On March 9, 2012 and amended on September 10, 2012, the Company designated and determined the rights and preferences of 5,000,000 shares of Series A convertible preferred stock (“Series A”) with a par value of $0.0001. The Company is authorized to issue 5,000,000 shares of Series A. The holders of Series A are entitled to receive dividends in preference to dividends on common stock and are entitled to vote together with the holders of common stock with a voting right equivalent to 50 votes of common stock for each share of Series A held. Holders of Series A may transfer their shares into two shares of common stock with the consent of all Series A holders or one share of common stock without such consent. In the event of liquidation, the holders of Series A shall be issued one share of common stock for every 50 shares of Series A.

On March 9, 2012, the Company entered into a settlement agreement with CEO Brian Altounian for the issuance of 3,300,000 shares of Series A for $66,000 of unpaid and accrued salary. The estimated fair value of the shares was $990,000 at $0.30 per share (based on the measurement date) and the excess of $924,000 between the estimated fair value of the shares and the related amount of accrued salary was recorded as loss on settlement of accrued expenses in the accompanying consolidated statement of operations.

On June 19, 2012, the Company issued 850,000 shares of Series A as part of a signing bonus in connection with an agreement entered into with an employee. The value of the shares was $255,000 (based on the measurement date) and was recorded in compensation expense in general and administrative expenses in the accompanying consolidated statement of operations for the year ended December 31, 2012.

On June 19, 2012, the Company issued 850,000 shares of Series A in connection with a consulting agreement entered into with a director. The value of the shares was $255,000 (based on the fair value of the Series A on the measurement date) and was recorded as prepaid consulting to be amortized over the original service period of twelve months in accordance with the terms of the contract. On October 31, 2012, the Company modified the terms of the consulting agreement to extend the service period for an additional four years or a total of fifty-five months. During the year ended December 31, 2012, the Company amortized $142,995 as compensation expense in general and administrative expenses in the accompanying consolidated statement of operations.

On April 2, 2012, the Company designated and determined the rights and preferences of 2,000,000 shares of Series B convertible preferred stock (“Series B”) with a par value of $0.0001. The Company is authorized to issue 2,000,000 shares of Series B. The holders of Series B are entitled to receive dividends in preference to any dividends on common stock and are entitled to vote together with the holders of common stock with a voting right equivalent to 300 votes of common stock for each share of Series B held. Holders of Series B may transfer their shares into three shares of common stock with the consent of all Series B holders or one share of common stock without such consent. In the event that two or more shareholders who combined own more than 20% of the outstanding common stock enter into an agreement for the purpose of acquiring, holding, voting or disposing of any voting securities of the Company, then the holders of Series B, as a class, shall be issued three shares of common stock for every share of common stock outstanding. In the event of liquidation, the holders of Series B shall be issued one share of common stock for every 300 shares of Series B.

Common Stock/Members’ Units

The following is a summary of common stock and members’ units transactions from Inception through December 31, 2012:

2009

In fiscal year 2009, the Company issued 82,000,000 members’ units to its Founders.

In fiscal year 2009, the Company issued 19,640,000 members’ units at a price of $0.05 per share for cash proceeds of $982,000.

In fiscal year 2009, the Company issued 3,200,000 members’ units valued at a price of $0.05 per share in satisfaction of $114,000 of accounts payable. In connection with this issuance, the Company expensed $46,000 representing the difference between the amount of the payable and the estimated fair value of members’ units issued.

2010

In January 2010, the Company issued 100,000 members’ units at a price of $0.05 per share for cash proceeds of $5,000.

In May 2010, the Company issued an aggregate of 20,430,000 members’ units at a price of $0.10 per share, totaling $2,043,000, in connection with acquisitions.

In June 2010, the Company issued an aggregate of 2,024,000 members’ units at a price of $0.10 per share in return for $202,400 of services rendered.

In June 2010, the Company issued 50,000 shares of common stock at a price of $0.10 per share for cash proceeds of $5,000.

In June 2010, the Company issued an aggregate of 873,700 shares of common stock at a price of $0.10 per share in return for $87,370 of services rendered.

In June 2010, the Company issued an aggregate of 2,500,000 shares of common stock at a price of $0.10 per share in return for $250,000 of advisory board services.

In August 2010, the Company issued 20,000 shares of common stock at a price of $0.10 per share as a charitable contribution.

In fiscal year 2010, the Company issued an aggregate of 17,352,000 members’ units at a price of $0.10 per share for cash proceeds of $1,735,200.

In fiscal year 2010, the Company converted to a C corporation and issued 144,746,000 shares of common stock in return for the same number of members’ units.

In fiscal year 2010, the Company issued 10,492,000 shares of common stock at a price of approximately $0.25 per share for cash proceeds of $2,620,000.

2011

In April 2011, the Company issued 7,000,000 shares of common stock at a price of $0.01 per share in connection with the exercise of a warrant. In lieu of proceeds, an outstanding payable of $70,000 to the warrant holder was extinguished.

In fiscal year 2011, the Company issued an aggregate of 704,070 shares of common stock at a price of $0.30 per share for cash proceeds of $211,220.

In fiscal year 2011, the Company issued an aggregate of 184,000 shares of common stock at a price of $0.25 per share for cash proceeds of $46,000.

In fiscal year 2011, the Company issued an aggregate of 183,400 shares of common stock at a price of $0.30 per share in return for $55,020 for services rendered.

In fiscal year 2011, the Company issued an aggregate of 1,509,750 shares of common stock at a price of $0.30 per share in return for $452,925 of employee compensation.

2012

On April 2, 2012, the Company approved an increase in the number of authorized common shares with par value of $0.0001 from 300,000,000 to 500,000,000 shares.

In February 2012, the Company issued 2,000,000 shares of common stock at a price of $0.30 per share for a value of $600,000 of advisory board services. In accordance with relevant accounting guidance, the value of the non-forfeitable shares of common stock was recorded as prepaid consulting and is to be amortized as compensation cost ratably over the service period of twelve months. The Company amortized $525,000 of compensation expense for the year ended December 31, 2012 and is included in general and administrative expenses in the accompanying consolidated statement of operations.

In February 2012, the Company issued 30,000 shares of common stock, at a price of $0.30 per share, as settlement of $9,000 of accrued expenses.

In February 2012, the Company sold 16,667 shares of common stock at a price of $0.30 per share for cash of $5,000.

In March 2012, the Company sold 46,834 shares of common stock at a price of $0.30 per share for cash of $14,050.

On June 19, 2012, the Company issued an aggregate of 6,000,000 shares of common stock at $0.30 per share as part of signing bonuses in connection with employment agreements entered into with two employees. The value of the shares was $1,800,000 (based on the fair value of the common stock on the measurement date) and was recorded in general and administrative expenses in the accompanying consolidated statement of operations for the year ended December 31, 2012.

On June 19, 2012, the Company issued an aggregate of 5,000,000 shares of common stock at $0.30 per share in connection with a consulting agreement entered into with a director. The value of the shares was $1,500,000 (based on the fair value of the common stock on the measurement date) and was recorded as prepaid consulting to be amortized over the original service period of twelve months in accordance with the terms of the contract. On October 31, 2012, the Company modified the terms of the consulting agreement to extend the service period for an additional four years or a total of fifty-five months. During the year ended December 31, 2012, the Company amortized $841,146 in general and administrative expenses in the accompanying consolidated statement of operations.

On September 7, 2012, the Company issued 2,800,000 shares of common stock as settlement of $56,000 of accrued expenses for consulting services. The fair value of the shares issued was $840,000 at $0.30 per share (based on the fair value of the common stock on the measurement date) and the excess amount of $784,000 between the estimated fair value of the shares and the related amount of accrued expenses was recorded as loss on settlement of accrued expenses in the accompanying consolidated statement of operations.

On October 12, 2012 the holder of the February Convertible Note converted $50,000 of principal and $2,500 of accrued interest into 3,500,000 shares of common stock (see Note 6).

On October 13, 2012, the Company issued 500,000 shares to the note holder of the Promissory Note (see Note 6) in exchange for a 6-month extension of note, which is now due March 13, 2013.

On December 14, 2012, the Company issued 2,500,000 shares to the note holder of the July Convertible Note #2 (see Note 6) in exchange for a 6-month extension of note, which is now due July 13, 2013.

On December 14, 2012, the Company issued 2,500,000 shares for the conversion of the December 2012 Convertible Note (see Note 6).

On December 17, 2012, the Company issued 10,000,000 shares for the exercise of warrants at a price per share of $0.01 for proceeds of $100,000.

On December 19, 2012, the Company issued 750,000 shares of common stock to a vendor for settlement of accrued expenses of $15,000. The value of the shares was $225,000, which was computed based on 750,000 shares and $0.30 per share stock price. The excess value of the shares of $210,000 is recorded as loss on settlement of accrued expenses in the Company’s consolidated statement of operations.

Stockholder Receivable

On December 12, 2012, the Company entered into a purchase agreement with the original owner of SDE, an unrelated third party, whereby the original owner re-acquired from the Company 10 specific titles from SDE. In exchange for the purchase of these 10 titles, the original owner is to return 2,550,000 shares of the Company’s common stock, at a contractually agreed to value of $0.30 per share, to the Company’s treasury and reduce the contingent royalty liability from $1,000,000 to $500,000 (see Note 4).

Warrants

On December 15, 2010, the Company granted a warrant to purchase an aggregate of 2,000,000 shares of the Company’s common stock at an exercise price of $0.25 per share for services rendered. The warrant was valued at $320,000 based on the Black-Scholes option pricing model. The warrant was expensed entirely at the time of issuance. The warrant included an anti-dilution clause and was recorded as a derivative liability (see Note 8). The fair value of the warrant was $280,000 at December 31, 2011 and is included in derivative liabilities in the accompanying balance sheet.

On December 31, 2010, the Company granted a warrant to purchase an aggregate of 7,000,000 shares of the Company’s common stock at an exercise price of $0.01 per share for services rendered. The warrant was expensed entirely at the time of issuance. The warrant included an anti-dilution clause and was recorded as a derivative liability (see Note 8). The fair value of the warrant was $1,680,000 at December 31, 2010. In 2011, the warrant was exercised in exchange for amounts owed for additional consulting services performed during 2011 in the amount of $70,000. As a result of the warrant exercise, the Company re-valued the derivative instrument on March 31, 2011 (date of exercise), and reclassified $1,680,000 of derivative liability to equity.

On December 20, 2011, the Company granted a warrant to purchase an aggregate of 6,666,666 shares of the Company’s common stock at an exercise price of $0.015 per share in connection with a note payable (see Note 6). The relative fair value of the warrant was valued at $95,082 based on the Black-Scholes option pricing model and was recorded as a debt discount.

On February 9, 2012, the Company granted a warrant to purchase an aggregate of 3,333,333 shares of the Company’s common stock at an exercise price of $0.015 per share in connection with the February Convertible Note (see Note 6).

On March 13, 2012, the Company granted a warrant to purchase an aggregate of 5,000,000 shares of the Company’s common stock at an exercise price of $0.02 per share in connection with the Promissory Note (see Note 6).

On April 17, 2012, the Company granted a warrant to purchase an aggregate of 200,000 shares of the Company’s common stock at an exercise price of $0.05 per share in connection with the April Convertible Note (see Note 6).

On July 13, 2012, the Company granted a warrant to purchase an aggregate of 10,000,000 shares of the Company’s common stock at an exercise price of $0.01 per share in connection with the July Convertible Note #2 (see Note 6), which was exercised for 10,000,000 shares of common stock during 2012 (see above).

On September 21, 2012, the Company granted a series of three warrants to purchase an aggregate of 5,524,692 shares of the Company’s common stock at an exercise price of $0.001 per share in connection with the Revolving Loan (see Note 6).

The following represents a summary of all warrant activity for the year ended December 31, 2012:

	Outstanding Warrants
	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)

Outstanding at December 31, 2011 (2)	8,666,666	$0.07	$1,993,333
Grants	24,058,025	0.01
Exercised	(10,000,000)	0.01
Cancelled	-	-

Outstanding and exercisable at December 31, 2012 (2)	22,724,691	$0.03	$6,051,883

(1)	Represents the difference between the exercise price and the estimated fair value of the Company’s common stock at the end of the reporting period.
(2)	The warrants outstanding and exercisable at December 31, 2012 and December 31, 2011 have a weighted-average contractual remaining life of 4.27 years and 5.82 years, respectively.

The following table presents details of the assumptions used to calculate the grant date fair value using the Black-Scholes option-pricing model for non-derivative common stock warrants granted by the Company:

	Year Ended
	December 31, 2012	December 31, 2011

Expected term (in years)	7	7
Expected volatility	68.86% - 74.91%	76%
Risk-free interest rate	0.27% - 1.43%	0.86%
Expected dividends	-	-
Grant date fair value per share	$0.27 - $0.29	$0.29

Derivative Liabilities	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities

8. DERIVATIVE LIABILITIES

We apply the accounting standard that provides guidance for determining whether an equity-linked financial instrument, or embedded feature, is indexed to an entity’s own stock. The standard applies to any freestanding financial instruments or embedded features that have the characteristics of a derivative, and to any freestanding financial instruments that are potentially settled in an entity’s own common stock.

Expected volatility is based primarily on historical volatility of the Company. Historical volatility was computed using weekly pricing observations of the Company based on common stock issued for cash for recent periods that correspond to the expected term. We believe this method produces an estimate that is representative of our expectations of future volatility over the expected term of these warrants.

We currently have no reason to believe future volatility over the expected remaining life of these warrants is likely to differ materially from historical volatility. The expected life is based on the remaining contractual term of the warrants. The risk-free interest rate is based on one-year to five-year U.S. Treasury securities consistent with the remaining term of the warrants.

On December 31, 2010, the Company granted a warrant to purchase 7,000,000 shares of the Company’s common stock at an exercise price of $0.01 per share for services rendered. The warrants may be exercised, in whole or in part, on the earliest of: (i) the seventh anniversary of the grant date; (ii) the date which is 30 days after the date notice is given to the holder of the commencement of a securities offering by the Company in which the Company offers equity securities valued at $1,000,000 or more for sale; (iii) the closing date of a transaction or series of transactions in which the Company sells or otherwise disposes of all or substantially all of its property or business; or (iv) the closing date of a transaction in which the Company merges with or into or consolidates with any other corporation, limited liability company or other entity (other than a wholly-owned subsidiary of the Company) other than a transaction in which the stockholders of the Company immediately prior to the transaction own a majority of the voting power of the surviving corporation following the transaction. The warrant included a down-round provision, which requires adjustments to the exercise price of the warrant if the Company at any time while the warrant remain outstanding shall conduct a private placement to sell shares of common stock at a price per share less than the exercise price of $0.01 per share. The minimum amount that the exercise price may be adjusted down to is $0.005 per share.

The warrant was valued at $1,680,000 on date of grant based on the Black-Scholes option-pricing model. The warrant was expensed entirely at the time of issuance. The fair value of the warrant was $1,680,000 at December 31, 2010. On April 1, 2011, the warrant holder exercised such warrant for 7,000,000 shares of common stock and the Company recorded a reclassification of the fair value of $1,680,000 derivative liability to equity. Based on further analysis during fiscal 2012, the Company determined that this warrant had a fixed or determinable maximum number of shares that may be required to be issued due to the minimum down-round amount of $0.005 per share. Since the derivative liability balance did not change from date of grant through the warrant exercise date (no impact to the consolidated statements of operations or earning (loss) per share) and the Company recorded a reclassification of such derivative liability to equity in April 2011, no further adjustment is considered necessary relating to this instrument.

On December 15, 2010 and December 16, 2010, the Company granted warrants to purchase an aggregate of 2,000,000 shares of the Company’s common stock at an exercise price of $0.25 per share for services rendered. The warrants may be exercised, in whole or in part, on the earliest of: (i) the third anniversary of the grant date; (ii) the date which is 30 days after the date notice is given to the holder of the commencement of a securities offering by the Company in which the Company offers equity securities valued at $1,000,000 or more for sale; (iii) the closing date of a transaction or series of transactions in which the Company sells or otherwise disposes of all or substantially all of its property or business; or (iv) the closing date of a transaction in which the Company merges with or into or consolidates with any other corporation, limited liability company or other entity (other than a wholly-owned subsidiary of the Company) other than a transaction in which the stockholders of the Company immediately prior to the transaction own a majority of the voting power of the surviving corporation following the transaction. The warrants included a down-round provision, which requires adjustments to the exercise price of the warrants if the Company at any time while the warrants remain outstanding shall conduct a private placement to sell shares of common stock at a price per share less than the exercise price of $0.25 per share. The minimum amount that the exercise price may be adjusted down to is $0.125 per share.

The warrant was initially valued at $320,000 based on the Black-Scholes option-pricing model. The warrant was expensed entirely at the time of issuance as a derivative liability was originally established. Based on further analysis during fiscal 2012, the Company determined that these warrants have a fixed or determinable maximum number of shares that may be required to be issued due to the minimum down-round amount of $0.125 per share. Due to the non-derivative treatment of such instruments, on January 1, 2012, the Company reversed the derivative liability of $280,000 recorded at December 31, 2011 to additional paid-in capital. The impact of the $40,000 gain recognized prior to January 1, 2012 is not considered significant to the consolidated financial statements. The fair value of the warrant was $280,000 at December 31, 2011 and is included in derivative liabilities in the accompanying balance sheet.

During the year ended December 31, 2011 and for the period from Inception through December 31, 2012, the Company recognized income of $40,000 related to the change in fair value of derivative liabilities.

The following table summarizes the activity related to the derivative liabilities during the years ended December 31, 2012 and 2011:

	Year Ended
	December 31, 2012	December 31, 2011

Balance at beginning of year	$280,000	$2,000,000
Reclassification to equity	(280,000)	(1,680,000)
Net change in fair value of derivative liabilities	-	(40,000)
Ending balance	$-	$280,000

The following table presents details of the assumptions used to calculate the fair value using the Black-Scholes Option Pricing Model for warrant related derivatives:

Year Ended
	December 31, 2012	December 31, 2011

Expected term (in years)	*	2.21 – 6.76
Expected volatility	*	80.94% - 92.64%
Risk-free interest rate	*	1.29% - 2.90%
Expected dividends	*	-
Grant date fair value per share	*	$0.14 - $0.24

* No derivative liabilities exist during the year ended December 31, 2012.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes

9. INCOME TAXES

The Company is subject to taxation in the United States and California. The Company does not have any income tax provision for the years ended December 31, 2012 and 2011 due to current and historical losses.

The provision for income taxes using the statutory federal income tax rate of 34% as compared to the Company’s effective tax rate is summarized as follows:

	December 31,
	2012	2011

Federal tax benefit at statutory rate	$(3,878,000)	$(1,697,000)
State tax benefit, net	(501,000)	(291,000)
Loss on extinguishment of debt	958,000	-
Other differences	-	-
Change in valuation allowance	3,421,000	1,988,000

Provision for income taxes	$-	$-

At December 31, 2012 and 2011, the Company had a net deferred tax asset of approximately $6,487,000 and $3,066,000, respectively. Due to uncertainties surrounding the Company’s ability to generate future taxable income to realize these assets, a full valuation allowance has been established to offset the net deferred tax asset. Additionally, the future utilization of the Company’s net operating loss to offset future taxable income may be subject to an annual limitation, pursuant to Internal Revenue Code Section 382, as a result of ownership changes that may have occurred previously or that could occur in the future. The Company has not performed a Section 382 analysis to determine the limitation of the net operating loss and research and development credit carry forwards.

Significant components of the Company’s deferred tax assets are as follows:

	December 31,
	2012	2011

Deferred tax assets:
Federal and state net operating loss carryforwards	$3,279,000	$1,821,000
Stock-based compensation	857,000	857,000
California franchise tax	(242,000)	(94,000)
Differences in tax basis	2,430,000	466,000
Accrued expenses and other	163,000	16,000

Total deferred tax assets	6,487,000	3,066,000

Less valuation allowance	(6,487,000)	(3,066,000)

Net deferred income tax asset	$-	$-

Realization of the deferred tax assets is dependent upon the generation of future taxable income, the amount and timing of which are uncertain. Accordingly, the net deferred tax assets have been fully offset by a valuation allowance. The valuation allowance increased by approximately $3,421,000 and $1,988,000 in 2012 and 2011, respectively.

As of December 31, 2012, the company has net operating loss carry forwards to offset future federal taxable income of approximately $7,500,000 and state taxable income of approximately $8,200,000 which begin to expire in 2029 through 2032.

Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 7- RELATED PARTY TRANSACTIONS

The Company has a management fee agreement with Alliance Acquisition Corp. (“Alliance”). At March 31, 2013 and December 31, 2012, Brian Altounian, CEO, owned approximately 34% of Alliance. Alliance provides the Company with general business support services, including, but not limited to, the following: providing executive and administrative level support, general office support, investor relations assistance, human resource assistance, financial and accounting assistance, legal support, office equipment and office space. From time to time Alliance would advance the Company capital and pay expenses on behalf of the Company. Additionally, from time to time, the Company would advance Alliance capital and pay expenses on behalf of Alliance. The monthly fee was $5,000 for the period from November 2011 through March 2013.

The following table summarizes the activity between the Company and Alliance during the three months ended March 31, 2013:

Management fee payable–December 31, 2012	$(3,668)
Management fee	(15,000)
Advances to/payments on behalf of the Company	-
Payments to/on behalf of Alliance	40

Management fee payable - March 31, 2013 (unaudited)	$(18,628)

10. RELATED PARTY TRANSACTIONS

In July 2009, the Company entered into a management fee agreement with Alliance Acquisition Corp. (“Alliance”). At December 31, 2012 and 2011, Alliance held 12,750,000 shares of the Company’s common stock. At December 31, 2012 and 2011, Brian Altounian, CEO, owned approximately 34% of Alliance. Alliance provides the Company with general business support services, including, but not limited to, the following: providing executive and administrative level support, general office support, investor relations assistance, human resource assistance, financial and accounting assistance, legal support, office equipment and office space. From time to time Alliance would advance the Company capital and pay expenses on behalf of the Company. Additionally, from time to time, the Company would advance Alliance capital and pay expenses on behalf of Alliance. Based on the level of support provided/required by the Company, the monthly management fee has been adjusted. Most notably, based on the decline in operations and required support by the Company, in November 2011, the monthly support fee was reduced to $5,000. The monthly fee was $25,000, $40,000 and $5,000 for the period from July 2009 through June 2010, July 2010 through October 2011 and from November 2011 through December 2012, respectively.

The following table summarizes the activity between the Company and Alliance during the period from Inception through December 31, 2012:

Management fee payable – July 1, 2009 (“Inception”)	$-
Management fee	150,000
Payments to/on behalf of Alliance	(113,852)

Management fee payable - December 31, 2009	36,148

Management fee	390,000
Advances to/payments on behalf of the Company	1,419,370
Payments to/on behalf of Alliance	(2,497,067)

Management fee receivable - December 31, 2010	(651,549)

Management fee	410,000
Advances to/payments on behalf of the Company	437,624
Payments to/on behalf of Alliance	(215,332)

Management fee receivable - December 31, 2011	(19,257)

Management fee	60,000
Advances to/payments on behalf of the Company	(1,480)
Payments to/on behalf of Alliance	(35,595)

Management fee payable - December 31, 2012	$3,668

From Inception through December 31, 2012, members of Mr. Altounian’s family have purchased approximately 2,047,000 shares of common stock for $149,000 in connection with various private placement memorandums offered by the Company. Additionally, the Company issued 303,500 shares of common stock valued at $30,350 (based on the estimated fair value of the common stock on the measurement date) for consulting services provided by Mr. Altounian’s brother.

See disclosure of additional related party transactions in Notes 4, 6, 7, 11 and 12.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 8 - COMMITMENT AND CONTINGENCIES

Royalties

In connection with certain of the Company’s acquisitions, the Company has entered into various royalty agreements (see Note 4). Royalty payments related to acquisitions range from 10% to 100% of related revenue, as summarized below:

●	Wowio, LLC - 20% of related revenue until all purchase price consideration has been satisfied, then 10% of related revenue through perpetuity.

●	Duck - 10% of related revenue until all purchase price consideration has been satisfied, with no subsequent royalty amounts due.

●	SDE - 100% of related revenue until all purchase price consideration has been satisfied, with no subsequent royalty amounts due.

Additionally, the Company enters into royalty agreements with the authors of the eBooks included on its websites, which call for royalty payments based on various percentages of revenues earned, less processing fees and in the case of Sponsored Downloads, a fixed price per download.

Management Fees

The Company has entered into a management fee agreement with Alliance to provide various management services for the Company (see Note 7). The agreement may be terminated by either party at any time and requires monthly payments to Alliance in the amount of $5,000.

Employment Agreements

In April 2012, the Company entered into agreements with three executives of the Company, which expire through 2015. The employment agreements require aggregate payments of approximately $330,000, $225,000 and $50,000 for the years ending December 31, 2013, 2014 and 2015, respectively. In addition, the executives are entitled to bonuses ranging from 10% to 100% of their base salaries based on various factors, including but not limited to the Company’s financial performance, amount of financing received and producer fee credits. Pursuant to the agreements, if the executives are terminated without cause, they are entitled to receive an amount equal to six months of their annual base salary.

Indemnities and Guarantees

During the normal course of business, the Company has made certain indemnities and guarantees under which the Company may be required to make payments in relation to certain transactions. These indemnities include certain agreements with its officers under which the Company may be required to indemnify such person for liabilities arising out of their employment relationship. In connection with the Company’s acquisitions, the parties have agreed to indemnify each other from claims relating to the acquisition agreement. In connection with the Company’s publisher office lease and TCA Revolving Loan agreements, the parties have agreed to indemnify each other from certain claims relating to the agreements. The duration of these indemnities and guarantees varies, and in certain cases, is indefinite. The majority of these indemnities and guarantees do not provide for any limitation of the maximum potential future payments we would be obligated to make. Historically, the Company has not been obligated to make significant payments for these obligations and no liability has been recorded for these indemnities and guarantees in the accompanying condensed consolidated balance sheets.

Legal

In the normal course of business, the Company may become involved in various legal proceedings. The Company knows of no pending or threatened legal proceeding to which the Company is or will be a party that, if successful, might result in material adverse change in the Company’s business, properties or financial condition.

11. COMMITMENTS AND CONTINGENCIES

Operating lease

In April 2012, the Company entered into a 39-month non-cancelable operating lease agreement for its facility in Los Angeles, California that expires in July 2015. The lease requires monthly payments ranging from approximately $9,000 to $10,000 per month.

Lease expense for the facility was approximately $69,000 for the year ended December 31, 2012.

Future minimum annual payments under the non-cancelable operating lease are as follows:

Years Ending December 31,

2013	$110,000
2014	113,000
2015	67,000
$290,000

Royalties

In connection with certain of the Company’s acquisitions, the Company has entered into various royalty agreements (see Note 4). Royalty payments related to acquisitions range from 10% to 100% of related revenue, as summarized below:

●	Wowio, LLC - 20% of related revenue until all purchase price consideration has been satisfied, then 10% of related revenue through perpetuity.

●	Duck – 10% of related revenue until all purchase price consideration has been satisfied, with no subsequent royalty amounts due.

●	SDE - 100% of related revenue until all purchase price consideration has been satisfied, with no subsequent royalty amounts due.

Additionally, the Company enters into royalty agreements with the authors of the eBooks included on its websites, which call for royalty payments based on various percentages of revenues earned, less processing fees and in the case of Sponsored Downloads, a fixed price per download.

Management Fees

The Company has entered into a management fee agreement with Alliance to provide various management services for the Company (see Note 10). The agreement may be terminated by either party at any time and requires monthly payments to Alliance in the amount of $5,000.

Employment Agreements

In April 2012, the Company entered into agreements with three executives of the Company, which expire through 2015. The employment agreements require aggregate payments of approximately $330,000, $225,000 and $50,000 for the years ending December 31, 2013, 2014 and 2015, respectively. In addition, the executives are entitled to bonuses ranging from 10% to 100% of their base salaries based on various factors, including but not limited to the Company’s financial performance, amount of financing received and producer fee credits. Pursuant to the agreements, if the executives are terminated without cause, they are entitled to receive an amount equal to six months of their annual base salary.

Indemnities and Guarantees

During the normal course of business, we have made certain indemnities and guarantees under which we may be required to make payments in relation to certain transactions. These indemnities include certain agreements with our officers under which we may be required to indemnify such person for liabilities arising out of their employment relationship. In connection with the Company’s acquisitions, the parties have agreed to indemnify each other from claims relating to the acquisition agreement. In connection with the Company’s publisher office lease and TCA Revolving Loan agreements, the parties have agreed to indemnify each other from certain claims relating to the agreements. The duration of these indemnities and guarantees varies, and in certain cases, is indefinite. The majority of these indemnities and guarantees do not provide for any limitation of the maximum potential future payments we would be obligated to make. Historically, we have not been obligated to make significant payments for these obligations and no liability has been recorded for these indemnities and guarantees in the accompanying balance sheets.

Legal

In the normal course of business, we may become involved in various legal proceedings. We know of no pending or threatened legal proceeding to which we are or will be a party that, if successful, might result in a material adverse change in our business, properties or financial condition.

Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

NOTE 9 - SUBSEQUENT EVENTS

On April 24, 2013 the Company revised a March 2013 Lending Agreement and Promissory Note (see Note 5) to an individual in the initial amount of $60,000 with simple flat interest of $2,500 to $70,000 with simple flat interest of $5,000 with payments due from May 2013 to July 2013. Principal payments with interest shall be paid either directly by the Company or via direct distribution agreements by third party to the holder.

On May 10, 2013, Roger Mincheff returned 2,550,000 shares of common stock to the Company.

On May 24, 2013 the Company entered into an agreement with a consultant to provide and arrange investor meetings to communicate key Company fundamentals, technical aspects and operations to potential retail investors and financial advisors, registered representatives and money managers. In exchange, the Company agreed to pay consultant a monthly fee of $8,500 and issue the consultant 500,000 shares of common stock. Both parties agreed that the consulting services would begin after the Company’s stock is available to retail investors.

On May 29, 2013, TCA formally served the Company with a Demand Notice for repayment of the principal balance of $250,000, the redemption of the three warrants, totaling $90,000 and accrued interest of $11,649 for a total demand of $351,649, payable by June 7, 2013. The Company is currently seeking alternative sources of financing to resolve this obligation.

On June 18, 2013, a convertible promissory note, originally issued on June 18, 2012 for $6,000 became due and the note holder chose to convert the outstanding principal plus accrued interest of $600 into common stock with a conversion price of $0.02 per share. The Company converted the note and issued 330,000 shares of common stock.

On June 18, 2013, the Company issued a total of 2,850,000 shares of common stock to employees as a bonus for continuing to support the Company’s efforts. The Company will record these shares as compensation expense in June 2013 in the consolidated statement of operations.

On June 30, 2013, a warrant for the purchase of 5,000,000 shares of common stock, originally issued on March 5, 2012, was exercised at a conversion price of $0.02 per share. The warrant holder had provided the Company with two loans, one for $75,000 dated January 22, 2013 and one for $25,000 on February 21, 2013 and the Company retired these promissory notes to exercise these warrants for a cashless exercise.

The Company has evaluated subsequent events after the balance sheet date and based upon its evaluation, management has determined that no subsequent events have occurred that would require recognition in the accompanying condensed consolidated financial statements or disclosure in the notes thereto other than as disclosed in the accompanying notes.

12. SUBSEQUENT EVENTS

Notes Payable

On January 16, 2013 the Company issued a 10% promissory note (“January 2013 Promissory Note”) to an individual in the amount of $75,000, which is due on January 16, 2014.

On February 14, 2013, the Company entered into a waiver and amendment #1 agreement to the Secured Note (see Note 6), extending the maturity date of Secured Note from December 20, 2012 to June 20, 2013. In connection with this waiver and amendment #1 agreement, the Company issued a warrant for the purchase of 2,000,000 shares of common stock with an exercise price of $0.015 per share that will expire on February 12, 2016. In addition, the Company agreed to pay interest based on 10% interest rate for the first 4 months and 15% interest for the following 10 months. An additional $5,000 of interest will accrue for the remainder of the term through maturity date.

On February 19, 2013, the Company issued a 10% promissory note (“February 2013 Promissory Note”) to an individual in the amount of $25,000, which is due on February 19, 2014.

On March 17, 2013, the Company entered into an accounts receivable lending agreement and promissory note (“Lending Agreement and Promissory Note”) to an individual in the amount of $60,000 with simple flat interest payment of $2,500. The outstanding principal and interest was originally due and payable on the following dates (i) $21,000 on or before May 20, 2013, (2) $21,000 on or before June 20, 2013 and (iii) $20,500 on or before July 20, 2013. Subsequently, on April 24, 2013, the Lending Agreement and Promissory Note was revised to $70,000 with simple flat interest payment of $5,000. Payments on this note include $20,000 due and payable on May 20, 2013, $25,000 due and payable on or before June 20, 2013 and $30,000 due and payable on or before July 20, 2013. Principal payments with interest shall be paid either directly by the Company or via directed distribution agreements by third party to the holder.

On April 24, 2013 the Company revised the March 2013 Lending Agreement and Promissory Note to an individual in the initial amount of $60,000 with simple flat interest of $2,500 to $70,000 with simple flat interest of $5,000 with payments due from May 2013 to July 2013. Principal payments with interest shall be paid either directly by the Company or via direct distribution agreements by third party to the holder.

On May 29, 2013, TCA formally served the Company with a Demand Notice for repayment of the principal balance of $250,000, the redemption of the three warrants, totaling $90,000 and accrued interest of $11,649 for a total demand of $351,649, payable by June 7, 2013. The Company is currently seeking alternative sources of financing to resolve this obligation.

Common Stock

On January 31, 2013, the Company entered into an agreement (“January 2013 Consulting Agreement”) with a consultant to provide the following services, including, but not limited to: financial management and strategy, establishing strategic partnerships, sales and marketing, business development services, and ongoing strategic business consulting as requested by the Company for a period of one year. In exchange, the Company agreed to issue consultant 3,200,000 shares of common stock.

On February 15, 2013, the Company entered into an agreement (“February 2013 Consulting Agreement”) with a consultant to provide strategic planning services, business development introductions, and other consulting services to the Company for a period of one year. In exchange, the Company agreed to issue Consultant 10,000,000 shares of common stock.

On March 5, 2013, the Company issued 100,000 shares of common stock, at a price of $0.20 per share for cash proceeds of $20,000 to a third party vendor.

On May 10, 2013, Roger Mincheff returned 2,550,000 shares of common stock to the Company.

On May 24, 2013 the Company entered into an agreement with a consultant to provide and arrange investor meetings to communicate key Company fundamentals, technical aspects and operations to potential retail investors and financial advisors, registered representatives and money managers. In exchange, the Company agreed to pay consultant a monthly fee of $8,500 and issue the consultant 500,000 shares of common stock. Both parties agreed that the consulting services would begin after the Company’s stock is available to retail investors.

On June 18, 2013, a convertible promissory note, originally issued on June 18, 2012 for $6,000 became due and the note holder chose to convert the outstanding principal plus accrued interest of $600 into common stock with a conversion price of $0.02 per share. The Company converted the note and issued 330,000 shares of common stock.

On June 18, 2013, the Company issued a total of 2,850,000 shares of common stock to employees as a bonus for continuing to support the Company’s efforts. The Company will record these shares as compensation expense in June 2013 in the consolidated statement of operations.

On June 30, 2013, a warrant for the purchase of 5,000,000 shares of common stock, originally issued on March 5, 2012, was exercised at a conversion price of $0.02 per share. The warrant holder had provided the Company with two loans, one for $75,000 dated January 22, 2013 and one for $25,000 on February 21, 2013 and the Company retired these promissory notes to exercise these warrants for a cashless exercise.

The Company has evaluated subsequent events after the balance sheet date and based upon its evaluation, management has determined that no subsequent events have occurred that would require recognition in the accompanying consolidated financial statements or disclosure in the notes thereto other than as disclosed in the accompanying notes.

Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The interim unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and with the instructions to Securities and Exchange Commission (“SEC”) Form 10-Q and Article 8 of SEC Regulation S-X. These condensed consolidated financial statements do not include all of the information and footnotes required by GAAP for complete financial statements. Therefore, these unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto for the year ended December 31, 2012, included in the Company’s Form S-1.

The condensed consolidated financial statements included herein as of and for the three months ended March 31, 2013 and 2012 are unaudited; however, they contain all normal recurring accruals and adjustments that, in the opinion of the Company’s management, are necessary to present fairly the condensed consolidated financial position of the Company as of March 31, 2013, the condensed consolidated results of its operations for the three months ended March 31, 2013 and 2012 and since June 29, 2009 (“Inception”) through March 31, 2013, and the condensed consolidated cash flows for the three months ended March 31, 2013 and 2012 and since Inception through March 31, 2013. The results of operations for the three months ended March 31, 2013 are not necessarily indicative of the results to be expected for the full year or any future interim periods.

Reclassification	Reclassification Certain amounts presented in the prior periods’ condensed consolidated financial statements have been reclassified to conform to the current periods’ presentation.	Reclassification Certain amounts presented in the prior periods have been reclassed to conform to the current period presentation.
Going Concern

Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company is a development stage enterprise and its revenues since Inception have been nominal. Additionally, since Inception, the Company has had recurring operating losses and negative operating cash flows. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s continuation as a going concern is dependent on its ability to obtain additional financing to fund operations, implement its business model, and ultimately, to attain profitable operations. The Company will need to secure additional funds through various means, including equity and debt financing, funding from a licensing arrangement or any similar financing. There can be no assurance that the Company will be able to obtain additional debt or equity financing, if and when needed, on terms acceptable to the Company. Any additional equity or debt financing may involve substantial dilution to the Company’s stockholders, restrictive covenants or high interest costs. The Company’s long-term liquidity also depends upon its ability to generate revenues from the sale of its products and achieve profitability. The failure to achieve these goals could have a material adverse effect on the execution of the Company’s business plan, operating results and financial condition. The Company intends to raise additional financing.

The condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Development Stage Enterprise

Development Stage Enterprise

The Company is a development stage company as defined by the Financial Accounting Standards Board (the “FASB”). The Company is devoting substantially all of its present efforts to establish a new business, and its planned principal operations have not significantly commenced. All losses accumulated since Inception have been considered as part of the Company’s development stage activities.

These condensed consolidated financial statements contemplate the realization of assets and the satisfaction of liabilities in the normal course of business. The Company is a development stage company and has sustained significant losses since Inception and expects to continue to incur losses through the remainder of 2013.

Development Stage Enterprise

The Company is a development stage enterprise as defined by the Financial Accounting Standards Board (the “FASB”). The Company is devoting substantially all of its present efforts to establish a new business, and its planned principal operations have not significantly commenced. All losses accumulated since Inception, have been considered as part of the Company’s development stage activities.

These consolidated financial statements contemplate the realization of assets and the satisfaction of liabilities in the normal course of business. The Company is a development stage company and has sustained significant losses since Inception and expects to continue to incur losses through 2013.

Principles of Consolidation

Principles of Consolidation

The condensed consolidated financial statements include the accounts of Wowio, Inc. and its wholly-owned subsidiary Carthay Circle Publishing. All intercompany balances and transactions have been eliminated in consolidation.

Principles of Consolidation

The consolidated financial statements include the accounts of Wowio, Inc. and its wholly-owned subsidiary Carthay Circle Publishing. All intercompany balances and transactions have been eliminated in consolidation.

Revenue Recognition and Deferred Revenue

Revenue Recognition and Deferred Revenue

The Company recognizes revenues in accordance with FASB Accounting Standards Codification (“ASC”) Topic 605, which requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) the selling price is fixed and determinable; and (4) collectability is reasonably assured. Determination of criteria (4) will be based on management’s judgments regarding the fixed nature of the selling prices of the products delivered and the collectability of those amounts. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments will be provided for in the same period the related sales are recorded. The Company will defer any revenue for which the product has not been delivered or for which services have not been rendered or are subject to refund until such time that the Company and the customer jointly determine that the product has been delivered or services have been rendered or no refund will be required.

The Company’s primary revenues streams are as follows:

eBooks

For eBook downloads purchased by the customer directly through the Company’s website, the Company recognizes revenue when the right to download content is granted. The Company evaluates whether it is appropriate to record the gross amount of product sales and related costs or the net amount earned. Generally, the Company records such revenues on a net basis due to a general lack of indicators that the Company is the primary obligor primarily due to the Company’s lack of ability to determine price. Typically for these sales, the Company’s net revenues consist of a credit card processing fee along with the majority of the advertising fee when there is an ad sponsor.

Occasionally, the Company sells download cards to retailers and directly to end customers, which are redeemable on its websites for content downloads over an established time frame. The Company records proceeds from the initial sale of the card to deferred revenue, which is included in accounts payable and accrued expenses in the accompanying balance sheets, and is recognized as revenue over the related download period, which approximates the usage period.

Advertising

Visitor demographics and time spent on a website are the primary drivers behind advertising-based revenue models for internet properties. Website advertising revenue is primarily recognized on a flat-fee basis based on cost per thousand impressions (“CPM”). The Company earns CPM revenue from the display of graphical advertisements on its websites. Revenue from flat-fee services is based on a customer’s period of contractual service and is recognized on a straight-line basis over the term of the contract. Proceeds from such contracts are deferred and are included in revenue on a pro-rata basis over the term of the related agreements.

Patent Licensing

The Company owns Patent No. 7,848,951, issued by the USPTO on December 7, 2010, protecting the insertion of ads into eBooks. The Company intends on pursuing patent licensing arrangements with eBook distribution outlets looking to create new revenue streams for eBook downloads. The Company will also pursue any violators who infringe on the patent’s claims, ultimately generating license revenues on a per-book or per-ad basis.

Revenue from patent licensing arrangements is recognized when earned, estimable and realizable. The timing of revenue recognition is dependent on the terms of each license agreement and on the timing of sales of licensed products. The Company generally recognizes royalty revenue when it is reported to the Company by its licensees, which is generally one quarter in arrears from the licensees’ sales. For licensing fees that are not determined by the number of licensed units sold, the Company recognizes license fee revenue on a straight-line basis over the life of the license.

Creative IP Licensing

Revenues are also generated by the exploitation of WOWIO’s own proprietary content of creative material such as comic books, graphic novels, screenplays, and other published and non-published content. The WOWIO-owned Spacedog library is available for sale on wowio.com and the Company retains 90% of all retail sales for that content library.

The Company’s content also generates revenues from licensing stories/characters/concepts to studios and other producing partners. Licensing deals that may generate revenue for the Company includes film option/acquisition fees, television option/acquisition fees, video game licensing, content licensing for apps, apparel and merchandise licensing.

Revenue Recognition and Deferred Revenue

The Company recognizes revenues in accordance with FASB Accounting Standards Codification (“ASC”) Topic 605, which requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) the selling price is fixed and determinable; and (4) collectability is reasonably assured. Determination of criteria (4) will be based on management’s judgments regarding the collectability of those amounts. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments will be provided for in the same period the related sales are recorded. The Company will defer any revenue for which the product has not been delivered or for which services have not been rendered or are subject to refund until such time that the Company and the customer jointly determine that the product has been delivered or services have been rendered or no refund will be required.

The Company’s primary revenues streams are as follows:

eBooks

For eBook downloads purchased by the customer directly through the Company’s website, the Company recognizes revenue when the right to download content is granted. The Company evaluates whether it is appropriate to record the gross amount of product sales and related costs or the net amount. Generally, the Company records such revenues on a net basis due to a general lack of indicators that the Company is the primary obligor primarily due to the Company’s lack of ability to determine price. Typically for these sales, the Company’s net revenues consist of a credit card processing fee along with the majority of the advertising fee when there is an ad sponsor.

Occasionally, the Company sells download cards to retailers and directly to end customers, which are redeemable on its websites for content downloads over an established time frame. The Company records proceeds from the initial sale of the card to deferred revenue, which is included in accounts payable and accrued expenses in the accompanying balance sheets, and is recognized as revenue over the related download period, which approximates the usage period.

Advertising

Visitor demographics and time spent on a website are the primary drivers behind advertising-based revenue models for internet properties. Website advertising revenue is primarily recognized on a flat-fee basis based on cost per thousand impressions (“CPM”). The Company earns CPM revenue from the display of graphical advertisements on its websites. Revenue from flat-fee services is based on a customer’s period of contractual service and is recognized on a straight-line basis over the term of the contract. Proceeds from such contracts are deferred and are included in revenue on a pro-rata basis over the term of the related agreements.

Patent Licensing

The Company owns Patent No. 7,848,951, issued by the USPTO on December 7, 2010, protecting the insertion of ads into eBooks. The Company intends on pursuing patent licensing arrangements with eBook distribution outlets looking to create new revenue streams for eBook downloads. The Company will also pursue any violators who infringe on the patent’s claims, ultimately generating license revenues on a per-book or per-ad basis.

Revenue from patent licensing arrangements is recognized when earned, estimable and realizable. The timing of revenue recognition is dependent on the terms of each license agreement and on the timing of sales of licensed products. The Company generally recognizes royalty revenue when it is reported to the Company by its licensees, which is generally one quarter in arrears from the licensees’ sales. For licensing fees that are not determined by the number of licensed units sold, the Company recognizes license fee revenue on a straight-line basis over the life of the license.

Creative IP Licensing

Revenues are also generated by the exploitation of Wowio’s own proprietary content of creative material such as comic books, graphic novels, screenplays, and other published and non-published content. The Wowio-owned Spacedog library is available for sale on wowio.com and the Company retains 90% of all retail sales for that content library on wowio.com.

The Company’s content also generates revenues from licensing stories/characters/concepts to studios and other producing partners. Licensing deals that may generate revenue for the Company includes film option/acquisition fees, television option/acquisition fees, video game licensing, content licensing for apps, apparel and merchandise licensing.

Concentrations of Credit Risk

Concentrations of Credit Risk

A financial instrument which potentially subjects the Company to concentrations of credit risk is cash. The Company places its cash with financial institutions deemed by management to be of high credit quality. The Federal Deposit Insurance Corporation (“FDIC”) provides basic deposit coverage with limits to $250,000 per owner. At March 31, 2013, there were no uninsured amounts.

Concentrations of Credit Risk

A financial instrument which potentially subjects the Company to concentrations of credit risk is cash. The Company places its cash with financial institutions deemed by management to be of high credit quality. The Federal Deposit Insurance Corporation (“FDIC”) provides basic deposit coverage with limits to $250,000 per owner. In addition to the basic insurance deposit coverage, the FDIC provided temporary unlimited coverage for non-interest-bearing transaction accounts from December 31, 2010 to December 31, 2012. At December 31, 2012 and 2011, there were no uninsured amounts.

Trade Receivables

Trade Receivables

The Company extends credit to its customers on terms consistent with industry standards. Trade receivables are carried at original invoice amount less an estimate for doubtful receivables. Management determines the allowance for doubtful accounts by identifying troubled accounts and by using historical experience applied to an aging of accounts. Trade receivables are written-off when deemed uncollectible. Recoveries of trade receivables previously written-off are recorded when received against amounts written-off. No allowance was deemed necessary as of March 31, 2013 and December 31, 2012.

Trade Receivables

The Company extends credit to its customers on terms consistent with industry standards. Trade receivables are carried at original invoice amount less an estimate for doubtful receivables. Management determines the allowance for doubtful accounts by identifying troubled accounts and by using historical experience applied to an aging of accounts. Trade receivables are written-off when deemed uncollectible. Recoveries of trade receivables previously written-off are recorded when received against amounts written-off.

Business Combinations and Intangible Assets

Business Combinations and Intangible Assets

Business combinations are accounted for using the purchase method of accounting and accordingly, the assets and liabilities of the acquired entities are recorded at their estimated fair values at the acquisition date. The results of operations of acquired businesses are included in the Company’s consolidated financial statements from the acquisition date.

Identifiable intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives. They are reviewed for impairment if indicators of potential impairment exist.

Business Combinations and Intangible Assets

Business combinations are accounted for using the purchase method of accounting and, accordingly, the assets and liabilities of the acquired entities are recorded at their estimated fair values at the acquisition date. The results of operations of acquired businesses are included in the Company’s consolidated financial statements from the acquisition date.

Identifiable intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives. They are reviewed for impairment if indicators of potential impairment exist.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and judgments that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting periods. Significant estimates made by management include, among others, provisions for uncollectible notes receivable, fair value of contingent consideration related to acquisition, fair value of common stock and warrants issued, recoverability of long-lived assets and realization of deferred tax assets. The Company bases its estimates on historical experience, knowledge of current conditions and belief of what could occur in the future considering available information. The Company reviews its estimates on an on-going basis. The actual results experienced by the Company may differ materially and adversely from its estimates. To the extent there are material differences between the estimates and actual results, future results of operations will be affected.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the the United States of America (“GAAP”) requires management to make estimates and judgments that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting periods. Significant estimates made by management include, among others, provisions for uncollectible notes receivable, fair value of contingent consideration related to acquisition, fair value of common stock and warrants issued, recoverability of long-lived assets and realization of deferred tax assets. The Company bases its estimates on historical experience, knowledge of current conditions and its belief of what could occur in the future considering available information. The Company reviews its estimates on an on-going basis. The actual results experienced by the Company may differ materially and adversely from its estimates. To the extent there are material differences between the estimates and actual results, future results of operations will be affected.

Long-Lived Assets

Long-Lived Assets

The Company’s management assesses the recoverability of long-lived assets upon the occurrence of a triggering event by determining whether the carrying value of long-lived assets over their remaining lives can be recovered through projected undiscounted future cash flows. The amount of long-lived asset impairment, if any, is measured based on fair value and is charged to operations in the period in which long-lived asset impairment is determined by management. There can be no assurance, however, that market conditions will not change or demand for the Company’s products and services will continue, which could result in impairment of long-lived assets in the future.

Long-Lived Assets

The Company’s management assesses the recoverability of long-lived assets upon the occurrence of a triggering event by determining whether the carrying value of long-lived assets over their remaining lives can be recovered through projected undiscounted future cash flows. The amount of long-lived asset impairment, if any, is measured based on fair value and is charged to operations in the period in which long-lived asset impairment is determined by management. At December 31, 2012 and 2011 and for the period from June 29, 2009 (Inception) through December 31, 2012, the Company’s management believes there were net impairments on the intangibles assets of $1,393,131, $1,720,229 and $3,623,360, respectively, which is included in the accompanying consolidated statements of operations. There can be no assurance, however, that market conditions will not change or demand for the Company’s products and services will continue, which could result in additional impairment of long-lived assets in the future.

Software Development Costs

Software Development Costs

The Company accounts for the costs of developing the website and any internally developed software in accordance with the provisions of FASB ASC Topic 350. The Company capitalizes the costs during the application development stage when it is probable that the project will be completed and the property will be used to perform the function intended. Such costs are amortized on a straight-line basis over their estimated useful lives, which approximate three years. The recoverability of the software development costs is evaluated periodically, taking into account events or circumstances that warrant revised estimates of useful lives or that indicate that impairment exists.

Software Development Costs

The Company accounts for the costs of developing the website and any internally developed software in accordance with the provisions of FASB ASC Topic 350. The Company capitalizes the costs during the application development stage when it is probable that the project will be completed and the property will be used to perform the function intended. Such costs are amortized on a straight-line basis over their estimated useful lives, which approximate three years. The recoverability of the software development costs is evaluated periodically, taking into account events or circumstances that warrant revised estimates of useful lives or that indicate that impairment exists.

Fair Value Measurements

Fair Value Measurements

Fair value measurements are determined based on the assumptions that market participants would use in pricing an asset or liability. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The established fair value hierarchy prioritizes the use of inputs used in valuation methodologies into the following three levels:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets. A quoted price in an active market provides the most reliable evidence of fair value and must be used to measure fair value whenever available.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability. For example, level 3 inputs would relate to forecasts of future earnings and cash flows used in a discounted future cash flows method.

The Company’s financial instruments consist of cash, accounts receivable, note receivable, accounts payable, accrued expenses, related party payables, notes payable and related party notes payable. The Company cannot determine the estimated fair value of its convertible notes payable as instruments similar to the convertible notes payable could not be found. Other than for convertible notes payable, the carrying value for all such instruments approximates fair value due to the short-term nature of the instruments.

Fair Value Measurements

Fair value measurements are determined based on the assumptions that market participants would use in pricing an asset or liability. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The established fair value hierarchy prioritizes the use of inputs used in valuation methodologies into the following three levels:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets. A quoted price in an active market provides the most reliable evidence of fair value and must be used to measure fair value whenever available.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability. For example, level 3 inputs would relate to forecasts of future earnings and cash flows used in a discounted future cash flows method.

The Company’s financial instruments consist of cash, accounts receivable, related party receivables, notes receivable, accounts payable, accrued expenses, related party payables, acquisition related liabilities, notes payable, related party notes payable, convertible notes payable and derivative liabilities. Except for the convertible notes payable and derivative liabilities, the carrying value for all such instruments approximates fair value due to the short-term nature of the instruments. The Company cannot determine the estimated fair value of its convertible notes payable as instruments similar to the convertible notes payable could not be found. Our derivative liabilities consisted of price protection features on warrants, which were carried at fair value and were classified as Level 3 liabilities. We used the Black-Scholes option pricing model to determine the fair value of these instruments (see below).

Beneficial Conversion Features

Beneficial Conversion Features

In certain instances, the Company has entered into convertible notes that provide for an effective or actual rate of conversion that is below market value, and the embedded beneficial conversion feature (“BCF”) does not qualify for derivative treatment. In these instances, the Company accounts for the value of the BCF as a debt discount, which is then amortized to interest expense over the life of the related debt using the straight-line method, which approximates the effective interest method.

Beneficial Conversion Features

In certain instances, the Company entered into convertible notes that provide for an effective or actual rate of conversion that is below market value, and the embedded beneficial conversion feature (“BCF”) does not qualify for derivative treatment. In these instances, the Company accounts for the value of the BCF as a debt discount, which is then amortized to interest expense over the life of the related debt using the straight-line method, which approximates the effective interest method.

Accounting for Derivative Instruments

Accounting for Derivative Instruments

In connection with the issuance of certain warrants (see Notes 7 and 8), there were exercise features that the Company determined were embedded derivative instruments. The accounting treatment of derivative financial instruments requires that the Company record the related warrants as liabilities at their fair values as of the grant date and to record any adjustments in fair value at each subsequent balance sheet date. For the derivative instruments, the gains and losses are recorded in change in fair value of derivative liabilities in the consolidated statements of operations for the periods presented.

Advertising Expense

Advertising Expense

The Company expenses marketing, promotions and advertising costs as incurred. For the three months ended March 31, 2013 and 2012, such costs totaled $1,500 and $0, respectively. For the period from Inception through March 31, 2013, the Company recorded advertising costs of $2,678,009. Such costs are included in general and administrative expense in the accompanying condensed consolidated statements of operations.

Advertising Expense

The Company expenses marketing, promotions and advertising costs as incurred. For the years ended December 31, 2012 and 2011 and for the period from Inception through December 31, 2012, such costs totaled $0, $43,414 and $2,676,509, respectively, and are included in general and administrative expense in the accompanying consolidated statements of operations.

Stock-Based Compensation

Stock-Based Compensation

All share-based payments, including grants of stock to employees, directors and consultants, are recognized in the consolidated financial statements based upon their estimated fair values.

The Company’s accounting policy for equity instruments issued to consultants and vendors in exchange for goods and services follows ASC Topic 505. As such, the value of the applicable stock-based compensation is periodically remeasured and income or expense is recognized during their vesting terms. The measurement date for the fair value of the equity instruments issued is determined at the earlier of (i) the date at which a commitment for performance by the consultant or vendor is reached or (ii) the date at which the consultant or vendor’s performance is complete. In the case of equity instruments issued to consultants, the fair value of the equity instrument is primarily recognized over the term of the consulting agreement. In accordance with FASB guidance, an asset acquired in exchange for the issuance of fully vested, non-forfeitable equity instruments should not be presented or classified as an offset to equity on the grantor’s balance sheet once the equity instrument is granted for accounting purposes.

Stock-Based Compensation

All stock-based payments, including grants of stock to employees, directors and consultants, are recognized in the consolidated financial statements based upon their estimated fair values.

The Company’s accounting policy for equity instruments issued to consultants and vendors in exchange for goods and services follows ASC Topic 505. As such, the value of the applicable stock-based compensation is periodically re-measured and income or expense is recognized during their vesting terms. The measurement date for the fair value of the equity instruments issued is determined at the earlier of (i) the date at which a commitment for performance by the consultant or vendor is reached or (ii) the date at which the consultant or vendor’s performance is complete. In the case of equity instruments issued to consultants, the fair value of the equity instrument is primarily recognized over the term of the consulting agreement. In accordance with FASB guidance, an asset acquired in exchange for the issuance of fully vested, non-forfeitable equity instruments should not be presented or classified as an offset to equity on the grantor’s balance sheet once the equity instrument is granted for accounting purposes.

Income Taxes

Income Taxes

The Company accounts for income taxes under the provision of ASC 740. As of March 31, 2013 and December 31, 2012, there were no unrecognized tax benefits included in the condensed consolidated balance sheets that would, if recognized, affect the effective tax rate. The Company’s practice is to recognize interest and/or penalties related to income tax matters in income tax expense. The Company had no accrual for interest or penalties on its condensed consolidated balance sheets at March 31, 2013 and December 31, 2012, respectively and have not recognized interest and/or penalties in the condensed consolidated statements of operations for the three months ended March 31, 2013 and 2012 and from Inception through March 31, 2013. The Company is subject to taxation in the United States and California.

Income Taxes

The Company accounts for income taxes under the provision of ASC Topic 740. As of December 31, 2012 and 2011, there were no unrecognized tax benefits included in the balance sheets that would, if recognized, affect the effective tax rate. The Company’s practice is to recognize interest and/or penalties related to income tax matters in income tax expense. The Company had no accrual for interest or penalties on its consolidated balance sheets at December 31, 2012 and 2011, respectively and has not recognized interest and/or penalties in the consolidated statements of operations for the years ended December 31, 2012 and 2011 and from Inception through December 31, 2012. The Company is subject to taxation in the United States, Texas and California. The company’s tax year are subject to examination for 2009 and forward for U.S. Federal tax, and 2008 and forward for Texas and California tax purposes. The company does not foresee material changes to its gross liability of uncertain tax positions within the next twelve months.

Basic and Diluted Loss per Common Share

Basic and Diluted Loss per Common Share

Basic net loss per common share is computed by dividing net loss attributable to common stockholders for the period by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders for the period by the weighted-average number of common and common equivalent shares, such as warrants, preferred stock and convertible notes payable outstanding during the period. Common stock equivalents from warrants and convertible notes payable were approximately 50,700,000, and 14,500,000 for the three months ended March 31, 2013 and 2012, respectively, and are excluded from the calculation of diluted net loss per share for all periods presented because the effect is anti-dilutive.

Basic and Diluted Loss per Common Share

Basic net loss per common share is computed by dividing net loss attributable to common stockholders for the period by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders for the period by the weighted-average number of common and common equivalent shares, such as warrants and convertible notes payable outstanding during the period. Common stock equivalents from warrants, preferred stock, and convertible notes payable were approximately 51,500,000 and 8,131,000 for the years ended December 31, 2012 and 2011, respectively, and are excluded from the calculation of diluted net loss per share for all periods presented because the effect is anti-dilutive.

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Wowio, LLC [Member]
Schedule of Purchase Price Allocation in Business Acquisition

The purchase price approximates the following:

Assumed liabilities	$841,000
Assumed liabilities – related party	795,000
Due under royalty stream (1)	1,017,000

$2,653,000

(1) Management determined that the likelihood of such payable is probable through 2014. Accordingly, it booked the fair value of the $1,514,000 liability herein of $1,017,000 based on expected repayment. At December 31, 2012 and 2011, the fair value of such liability was approximately $1,304,000 and $1,181,000, respectively. The related change in fair value for the year ended December 31, 2012 and 2011 was approximately $123,000 and $0, respectively, was recorded as change in fair value of contingent consideration related to acquisition in the accompanying consolidated statements of operations.

Schedule of Fair Value of the Acquired Assets

The following represents an allocation of the purchase price over the acquisition-date fair value of the acquired assets of Wowio Penn as of June 29, 2009, the effective date of the acquisition:

Identifiable intangibles:
Patent	$2,387,700
Website	265,300

$2,653,000

Drunk Duck [Member]
Schedule of Purchase Price Allocation in Business Acquisition

The purchase price has been determined as follows:

Cash	$350,000
Seller	150,000
Due under royalty stream (1)	362,000

$862,000

(1) Management determined that the likelihood of such payable is probable through 2014. Accordingly, it booked the fair value of the $500,000 liability herein of $362,000 based on estimated repayment. At December 31, 2012 and 2011, the fair value of such liability was approximately $425,000 and $425,000, respectively. The related change in fair value for the years ended December 31, 2012 and 2011 was approximately $0 and $40,000, respectively, was recorded as change in fair value of contingent consideration related to acquisition in the accompanying consolidated statements of operations. There was no change in the fair value of the related liability during 2012 due to a change in the timing of the projected payments.

Schedule of Fair Value of the Acquired Assets

The following represents an allocation of the purchase price over the acquisition-date fair value of the acquired assets of the Duck as of May 5, 2010, the effective date of the acquisition:

Identifiable intangibles:
Website	$862,000

Spacedog Entertainment, Inc.[Member]
Schedule of Purchase Price Allocation in Business Acquisition

The purchase price has been determined as follows:

Cash	$107,000
Common stock (15,430,000 shares)	1,543,000
Due under royalty stream (1)	724,000

$2,374,000

(1) Management determined that the likelihood of such royalty payable is probable through 2014. Accordingly, it booked the fair value of the $1,000,000 liability herein of $724,000 based on estimated repayment. At December 31, 2012 and 2011, the fair value of such liability was $425,459 and $770,000, respectively. The related change in fair value for the years ended December 31, 2012 and 2011 of approximately $81,000 and $0, respectively, was recorded as change in fair value of contingent consideration related to acquisition in the accompanying consolidated statements of operations.

Schedule of Fair Value of the Acquired Assets

The following represents an allocation of the purchase price over the acquisition-date fair value of the acquired assets and liabilities of SDE as of May 15, 2010, the effective date of the acquisition:

Identifiable intangibles:
Content library	$3,334,000
Deferred tax liability	(960,000)

$2,374,000

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets consist of the following as of December 31, 2012 and 2011:

	Estimated			Impairment	Net Carrying Value
	Life in	Allocated	Accumulated	and Other	December 31,
	Years	Value	Amortization	Adjustments	2012

Patent	17	$2,469,226	$(290,472)	$(2,178,754)	$-
Websites	3	1,744,800	(1,575,212)	(169,588)	-
Content library	5	1,613,771	(1,378,523)	(235,248)	-
		$5,827,797	$(3,244,207)	$(2,583,590)	$-

	Estimated				Net Carrying Value
	Life in	Allocated	Accumulated		December 31,
	Years	Value	Amortization	Impairment	2011

Patent	17	$2,468,951	$(145,236)	$-	$2,323,715
Websites	3	1,744,800	(998,658)	-	746,142
Content library	5	3,334,000	(1,055,771)	(1,720,229)	558,000
		$7,547,751	$(2,199,665)	$(1,720,229)	$3,627,857

Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes Payable [Abstract]
Schedule of Notes Payable

Notes payable consist of the following at:

	March 31, 2013	December 31, 2012
		(audited)
Notes payable to various individuals, 12% interest rate, entered into in August 2011, due on demand	$14,948	$14,948

Note payable to an individual, 8% interest rate, entered into in November 2011, due on demand	20,000	20,000

Note payable to an individual, 8% interest rate, entered into in January 2012, due on demand	10,000	10,000

Secured note payable, 10% interest rate, entered into in December 2011, due June 20, 2013, net of discount of $32,986 and $0, respectively	67,014	100,000

Secured note payable to an individual, 10% interest rate, entered into in January 2013, due on January 16, 2014	75,000	-

Secured note payable to an individual, 10% interest rate, entered into in February 2013, due on February 19, 2014	25,000	-

Note payable to an individual, interest due of $2,500, entered into in March 2013, due from May to July 2013	60,000	-

	271,962	144,948

Less current portion	(271,962)	(144,948)

	$-	$-

Notes payable consist of the following at:

	December 31, 2012	December 31, 2011

Notes payable to various individuals, 12% interest rate, entered into in August 2011, due on demand	$14,948	$14,948

Note payable to an individual, 8% interest rate, entered into in November 2011, due on demand	20,000	20,000

Note payable to an individual, 8% interest rate, entered into in January 2012, due on demand	10,000	-

Secured note payable, 10% interest rate, entered into in December 2011, due on demand, net of discount of $0 and $91,120, respectively	100,000	8,880
	144,948	43,828

Less current portion	(144,948)	(43,828)
	$-	$-

Schedule of Convertible Notes Payable

Convertible Notes Payable

	March 31, 2013	December 31, 2012
		(audited)
Convertible notes payable consist of the following at:

Secured convertible note, 8% interest rate, entered into in March 2012, originally due September 2012 (modified from promissory note in July 2012), now due on demand with default interest rate of 13%	100,000	100,000

Secured convertible note, 10% interest rate, entered into in April 2012, now due on demand with default interest rate of 15%	10,000	10,000

Secured convertible notes, 10% interest rate, entered into on May 18, 2012, originally due May 18, 2013, now due on demand with default interest rate of 15%, net of discount of $5,625 and $16,875, respectively	39,375	28,125

Secured convertible note, 10% interest rate, entered into on May 22, 2012, originally due May 22, 2013, now due on demand with default interest rate of 15%, net of discount of $11,667 and $29,167, respectively	58,333	40,833

Secured convertible note, 10% interest rate, entered into in June 2012, originally due June 2013, now due on demand with default interest rate of 15%, net of discount of $11,667 and $25,667, respectively	44,333	30,333

Secured convertible note, 10% interest rate, entered into in July 2012, due July 2013, net of discount of $0 and $8,334, respectively	100,000	91,666

Secured convertible note, 10% interest rate, entered into on August 3, 2012, now due on demand with default interest rate of 15%, net of discount of $0 and $1,667, respectively	10,000	8,333

Secured convertible note, 10% interest rate, entered into on August 8, 2012, originally due February 8, 2013, now due on demand with default interest rate of 15%, net of discount of $0 and $4,166, respectively	25,000	20,834

Secured convertible note, 10% interest rate, entered into on September 2012, due September 2013, net of discount of $4,791 and $7,292, respectively	5,209	2,708
	392,250	332,832
Less current portion	(392,250)	(332,832)
	$-	$-

Convertible notes payable consist of the following at December 31, 2012:

Secured convertible note, 8% interest rate, entered into in March 2012, originally due September 2012 (modified from promissory note in July 2012), now due in March 2013 with default interest rate of 13%	100,000

Secured convertible note, 10% interest rate, entered into in April 2012, originally due October 2012, now due on demand with default interest rate of 15%, net of discount of $0	10,000

Secured convertible note, 10% interest rate, entered into on May 18, 2012, due May 18, 2013, net of discount of $16,875	28,125

Secured convertible note, 10% interest rate, entered into on May 22, 2012, due May 22, 2013, net of discount of $29,167	40,833

Secured convertible note, 10% interest rate, entered into in June 2012, due June 2013, net of discount of $25,667	30,333

Secured convertible note, 10% interest rate, entered into in July 2012, due July 2013, net of discount of $8,334	91,666

Secured convertible note, 10% interest rate, entered into on August 3, 2012, due February 3, 2013, net of discount of $1,667	8,333

Secured convertible note, 10% interest rate, entered into on August 8, 2012, due February 8, 2013, net of discount of $4,166	20,834

Secured convertible note, 10% interest rate, entered into on September 2012, due September 2013, net of discount of $7,292	2,708
332,832

Less current portion	(332,832)

-

Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Schedule of Warrants Activity

The following represents a summary of all warrant activity for the three months ended March 31, 2013:

	Outstanding Warrants
	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)

Outstanding at December 31, 2012 (2)	22,724,691	$0.030	$6,051,883
Grants	2,000,000	0.015
Exercised	-	-
Cancelled/Expired	(1,841,564)	0.001

Outstanding and exercisable at March 31, 2013 (2)	22,883,127	$0.035	$3,882,942

(1)	Represents the difference between the exercise price and the estimated fair value of the Company’s common stock at the end of the reporting period.

(2)	The warrants outstanding and exercisable at March 31, 2013 and December 31, 2012 have a weighted-average contractual remaining life of 4.25 years and 4.27 years, respectively.

The following represents a summary of all warrant activity for the year ended December 31, 2012:

	Outstanding Warrants
	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)

Outstanding at December 31, 2011 (2)	8,666,666	$0.07	$1,993,333
Grants	24,058,025	0.01
Exercised	(10,000,000)	0.01
Cancelled	-	-

Outstanding and exercisable at December 31, 2012 (2)	22,724,691	$0.03	$6,051,883

(1)	Represents the difference between the exercise price and the estimated fair value of the Company’s common stock at the end of the reporting period.
(2)	The warrants outstanding and exercisable at December 31, 2012 and December 31, 2011 have a weighted-average contractual remaining life of 4.27 years and 5.82 years, respectively.

Schedule of Using Block-Scholes Method for Calculating Grant Date Fair Value For Common Stock Warrants

The following table presents details of the assumptions used to calculate the grant date fair value using the Black-Scholes option-pricing model for common stock warrants granted by the Company:

	Three Months Ended
	March 31, 2013	March 31, 2012

Expected term (in years)	3	-
Expected volatility	58.90%	-
Risk-free interest rate	0.42%	-
Expected dividends	-	-
Grant date fair value per share	$0.19	-

The following table presents details of the assumptions used to calculate the grant date fair value using the Black-Scholes option-pricing model for non-derivative common stock warrants granted by the Company:

	Year Ended
	December 31, 2012	December 31, 2011

Expected term (in years)	7	7
Expected volatility	68.86% - 74.91%	76%
Risk-free interest rate	0.27% - 1.43%	0.86%
Expected dividends	-	-
Grant date fair value per share	$0.27 - $0.29	$0.29

Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Derivative Liabilities

The following table summarizes the activity related to the derivative liabilities during the years ended December 31, 2012 and 2011:

	Year Ended
	December 31, 2012	December 31, 2011

Balance at beginning of year	$280,000	$2,000,000
Reclassification to equity	(280,000)	(1,680,000)
Net change in fair value of derivative liabilities	-	(40,000)
Ending balance	$-	$280,000

Schedule of Fair Value Assumptions of Derivative Liabilities

The following table presents details of the assumptions used to calculate the fair value using the Black-Scholes Option Pricing Model for warrant related derivatives:

Year Ended
	December 31, 2012	December 31, 2011

Expected term (in years)	*	2.21 – 6.76
Expected volatility	*	80.94% - 92.64%
Risk-free interest rate	*	1.29% - 2.90%
Expected dividends	*	-
Grant date fair value per share	*	$0.14 - $0.24

* No derivative liabilities exist during the year ended December 31, 2012.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The provision for income taxes using the statutory federal income tax rate of 34% as compared to the Company’s effective tax rate is summarized as follows:

	December 31,
	2012	2011

Federal tax benefit at statutory rate	$(3,878,000)	$(1,697,000)
State tax benefit, net	(501,000)	(291,000)
Loss on extinguishment of debt	958,000	-
Other differences	-	-
Change in valuation allowance	3,421,000	1,988,000

Provision for income taxes	$-	$-

Schedule of Deferred Tax Assets

Significant components of the Company’s deferred tax assets are as follows:

	December 31,
	2012	2011

Deferred tax assets:
Federal and state net operating loss carryforwards	$3,279,000	$1,821,000
Stock-based compensation	857,000	857,000
California franchise tax	(242,000)	(94,000)
Differences in tax basis	2,430,000	466,000
Accrued expenses and other	163,000	16,000

Total deferred tax assets	6,487,000	3,066,000

Less valuation allowance	(6,487,000)	(3,066,000)

Net deferred income tax asset	$-	$-

Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

The following table summarizes the activity between the Company and Alliance during the three months ended March 31, 2013:

Management fee payable–December 31, 2012	$(3,668)
Management fee	(15,000)
Advances to/payments on behalf of the Company	-
Payments to/on behalf of Alliance	40

Management fee payable - March 31, 2013 (unaudited)	$(18,628)

The following table summarizes the activity between the Company and Alliance during the period from Inception through December 31, 2012:

Management fee payable – July 1, 2009 (“Inception”)	$-
Management fee	150,000
Payments to/on behalf of Alliance	(113,852)

Management fee payable - December 31, 2009	36,148

Management fee	390,000
Advances to/payments on behalf of the Company	1,419,370
Payments to/on behalf of Alliance	(2,497,067)

Management fee receivable - December 31, 2010	(651,549)

Management fee	410,000
Advances to/payments on behalf of the Company	437,624
Payments to/on behalf of Alliance	(215,332)

Management fee receivable - December 31, 2011	(19,257)

Management fee	60,000
Advances to/payments on behalf of the Company	(1,480)
Payments to/on behalf of Alliance	(35,595)

Management fee payable - December 31, 2012	$3,668

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	Future minimum annual payments under the non-cancelable operating lease are as follows:
Years Ending December 31,

2013	$110,000
2014	113,000
2015	67,000
$290,000

Summary of Significant Accounting Policies (Details Narrative) (USD $)	3 Months Ended		12 Months Ended		42 Months Ended	45 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Accounting Policies [Abstract]
Company retains percentage of retail sales fort content library	90.00%		90.00%
The Federal Deposit Insurance Corporation (FDIC) provide deposits coverage	$ 250,000		$ 250,000		$ 250,000	$ 250,000
Net impairment of intangible assets			1,393,131	1,720,229	3,623,360	3,113,360
Expenses for marketing, promotions and advertising	$ 1,500	$ 0	$ 0	$ 43,414	$ 2,676,509	$ 2,678,009
Common stock equivalents from warrants and convertible notes payable	50,700,000	14,500,000	51,500,000	8,131,000

Notes Receivable (Details Narrative) (USD $)	12 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended		0 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Oct. 13, 2010 Top Cow Productions [Member]	Mar. 31, 2013 Top Cow Productions [Member]	Dec. 31, 2012 Top Cow Productions [Member]	Dec. 31, 2011 Top Cow Productions [Member]	Dec. 20, 2011 Balsam Ventures, Inc [Member]	Dec. 31, 2012 Balsam Ventures, Inc [Member]	Dec. 31, 2011 Balsam Ventures, Inc [Member]	Jun. 02, 2010 Unsecured Notes Receivable [Member]	Oct. 31, 2012 Unsecured Notes Receivable [Member]
Secured notes receivable		$ 7,452	$ 175,000	$ 177,804	$ 174,389	$ 174,788	$ 31,482	$ 34,225	$ 31,482	$ 7,000
Interest rate			10.00%				5.00%			8.00%
Note receivable principal payment			equal monthly installments of principal over twelve months beginning in May 2011 through April 2012
Accrued interest receivable		452		39,304	35,889	21,288		2,743			1,327
Receivable payment amount					15,000
Company allocated percentage of future revenues derived from assets				80.00%
Consulting services amount	$ 8,327

Acquisitions (10-K) (Details Narrative) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended		45 Months Ended	3 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended		12 Months Ended
	Dec. 12, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Mar. 31, 2013 Wowio, LLC [Member]	Mar. 31, 2012 Wowio, LLC [Member]	Dec. 31, 2012 Wowio, LLC [Member]	Dec. 31, 2011 Wowio, LLC [Member]	Jun. 30, 2009 Wowio, LLC [Member]	May 05, 2010 Drunk Duck [Member]	Mar. 31, 2013 Drunk Duck [Member]	Mar. 31, 2012 Drunk Duck [Member]	Dec. 31, 2012 Drunk Duck [Member]	Dec. 31, 2011 Drunk Duck [Member]	Oct. 31, 2010 Drunk Duck [Member]	May 15, 2010 Spacedog Entertainment, Inc.[Member]	Mar. 31, 2013 Spacedog Entertainment, Inc.[Member]	Mar. 31, 2012 Spacedog Entertainment, Inc.[Member]	Dec. 31, 2012 Spacedog Entertainment, Inc.[Member]	Dec. 31, 2011 Spacedog Entertainment, Inc.[Member]
Purchase consideration in business acquisition											$ 3,150,000	$ 1,000,000						$ 1,650,000
Assumed liabilities									841,000		1,636,000
Due to Brian Altounian									112,535	211,000	794,518
Amount payable on business acquisition											1,514,000					362,000	150,000	1,000,000			724,000
Percentage of royalty payable on business acquisition									10.00%		20.00%							100.00%
Fair value of liabilities							1,338,000		1,304,000	1,181,000	1,514,000	500,000	436,000		425,000	425,000		1,000,000	436,000		425,459	770,000
Expected repayment amount											1,017,000	362,000						724,000
Change in fair value of contingent consideration related to acquisition		(55,142)	(60,208)	(204,485)	(40,000)	(532,627)	33,000	29,000	123,000	0			11,000	11,000	0	40,000			11,000	20,000	0	81,000
Payments to acquire businesses												350,000						1,000,000
Amount payable in quarterly instalments													500,000		500,000
Minimum percentage of net revenue derived from purchased assets													10.00%		10.00%
Percentage of ownership position in the assets												10.00%	6.50%		6.50%	10.00%
Cash															350,000			107,000			107,000
Shares of common stock in business acquisition																		15,430,000
Common stock value in business acquisition																		1,543,000			1,543,000
Impairment charges on content library																						$ 1,720,000
Treasury stock shares acquired																					2,550,000	2,550,000
Contingent liabilities description

On December 12, 2012, the Company entered into a purchase agreement with the original owner of SDE, whereby the original owner re-acquired from the Company 10 specific titles from SDE. In exchange for the purchase of these 10 titles, the original owner is to return 2,550,000 shares of the Company’s common stock to the Company’s treasury and reduce the contingent royalty liability from $1,000,000 to $500,000. In connection with the reduction in the contingent royalty liability, the fair value of the liability based on the estimated repayment was reduced by $425,459.

Stockholder receivable shares				2,550,000															2,550,000

Acquisitions (10-Q) (Details Narrative) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended		45 Months Ended	3 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended		12 Months Ended
	Dec. 12, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Mar. 31, 2013 Wowio, LLC [Member]	Mar. 31, 2012 Wowio, LLC [Member]	Dec. 31, 2012 Wowio, LLC [Member]	Dec. 31, 2011 Wowio, LLC [Member]	Jun. 30, 2009 Wowio, LLC [Member]	May 05, 2010 Drunk Duck [Member]	Mar. 31, 2013 Drunk Duck [Member]	Mar. 31, 2012 Drunk Duck [Member]	Dec. 31, 2012 Drunk Duck [Member]	Dec. 31, 2011 Drunk Duck [Member]	Oct. 31, 2010 Drunk Duck [Member]	May 15, 2010 Spacedog Entertainment, Inc.[Member]	Mar. 31, 2013 Spacedog Entertainment, Inc.[Member]	Mar. 31, 2012 Spacedog Entertainment, Inc.[Member]	Dec. 31, 2012 Spacedog Entertainment, Inc.[Member]	Dec. 31, 2011 Spacedog Entertainment, Inc.[Member]
Purchase consideration in business acquisition											$ 3,150,000	$ 1,000,000						$ 1,650,000
Assumed liabilities									841,000		1,636,000
Due to Brian Altounian (CEO)									112,535	211,000	794,518
Amount payable on business acquisition											1,514,000					362,000	150,000	1,000,000			724,000
Percentage of royalty payable on business acquisition									10.00%		20.00%							100.00%
Percentage of royalty payable on business acquisition generated in perpetuity											10.00%
Fair value of liabilities							1,338,000		1,304,000	1,181,000	1,514,000	500,000	436,000		425,000	425,000		1,000,000	436,000		425,459	770,000
Expected repayment amount											1,017,000	362,000						724,000
Change in fair value of contingent consideration related to acquisition		(55,142)	(60,208)	(204,485)	(40,000)	(532,627)	33,000	29,000	123,000	0			11,000	11,000	0	40,000			11,000	20,000	0	81,000
Payments to acquire businesses												350,000						1,000,000
Amount payable in quarterly instalments													500,000		500,000
Minimum percentage of net revenue derived from purchased assets													10.00%		10.00%
Percentage of ownership position in the assets												10.00%	6.50%		6.50%	10.00%
Cash															350,000			107,000			107,000
Shares of common stock in business acquisition																		15,430,000
Common stock value in business acquisition																		1,543,000			1,543,000
Impairment charges on content library																						$ 1,720,000
Treasury stock shares acquired																					2,550,000	2,550,000
Contingent liabilities description

On December 12, 2012, the Company entered into a purchase agreement with the original owner of SDE, whereby the original owner re-acquired from the Company 10 specific titles from SDE. In exchange for the purchase of these 10 titles, the original owner is to return 2,550,000 shares of the Company’s common stock to the Company’s treasury and reduce the contingent royalty liability from $1,000,000 to $500,000. In connection with the reduction in the contingent royalty liability, the fair value of the liability based on the estimated repayment was reduced by $425,459.

Stockholder receivable shares				2,550,000															2,550,000

Intangible Assets (Details Narrative) (USD $)	3 Months Ended		12 Months Ended		42 Months Ended	45 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of other intangible assets			$ 1,044,542	$ 1,413,215	$ 3,244,207
Impaiment loss of intangible assets			1,393,131	1,720,229	3,623,360	3,113,360
Reduction in contingent royalty liability			425,459
Stockholder receivable	$ 765,000		$ 765,000		$ 765,000	$ 765,000
Common stock shares repurchased			2,550,000

Intangible Assets - Schedule of Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Intangible assets, Allocated Value	$ 5,827,797	$ 7,547,751
Intangible assets, Accumulated Amortization	(3,244,207)	(2,199,665)
Intangible assets, Impairment and Other Adjustments	(2,583,590)	(1,720,229)
Intangible assets, Net Carrying Value		3,627,857
Patents [Member]
Intangible assets, Estimated Life in Years	17 years	17 years
Intangible assets, Allocated Value	2,469,226	2,468,951
Intangible assets, Accumulated Amortization	(290,472)	(145,236)
Intangible assets, Impairment and Other Adjustments	(2,178,754)
Intangible assets, Net Carrying Value		2,323,715
Websites [Member]
Intangible assets, Estimated Life in Years	3 years	3 years
Intangible assets, Allocated Value	1,744,800	1,744,800
Intangible assets, Accumulated Amortization	(1,575,212)	(998,658)
Intangible assets, Impairment and Other Adjustments	(169,588)
Intangible assets, Net Carrying Value		746,142
Content Library [Member]
Intangible assets, Estimated Life in Years	5 years	5 years
Intangible assets, Allocated Value	1,613,771	3,334,000
Intangible assets, Accumulated Amortization	(1,378,523)	(1,055,771)
Intangible assets, Impairment and Other Adjustments	(235,248)	(1,720,229)
Intangible assets, Net Carrying Value		$ 558,000

Acquisitions - Schedule of Purchase Price Allocation in Business Acquisition (Details) (USD $)	Dec. 31, 2012 Wowio, LLC [Member]		Jun. 30, 2009 Wowio, LLC [Member]	Dec. 31, 2012 Drunk Duck [Member]		Dec. 31, 2012 Spacedog Entertainment, Inc.[Member]		May 15, 2010 Spacedog Entertainment, Inc.[Member]
Assumed liabilities	$ 841,000		$ 1,636,000
Assumed liabilities of related party in business acquisition	795,000
Cash				350,000		107,000		107,000
Seller				150,000
Common stock (15,430,000 shares)						1,543,000		1,543,000
Due under royalty stream (1)	1,017,000	[1]		362,000	[2]	724,000	[3]
Total	$ 2,653,000			$ 862,000		$ 2,374,000

[1]	(1) Management determined that the likelihood of such payable is probable through 2014. Accordingly, it booked the fair value of the $1,514,000 liability herein of $1,017,000 based on expected repayment. At December 31, 2012 and 2011, the fair value of such liability was approximately $1,304,000 and $1,181,000, respectively. The related change in fair value for the year ended December 31, 2012 and 2011 was approximately $123,000 and $0, respectively, was recorded as change in fair value of contingent consideration related to acquisition in the accompanying consolidated statements of operations.
[2]	(1) Management determined that the likelihood of such payable is probable through 2014. Accordingly, it booked the fair value of the $500,000 liability herein of $362,000 based on estimated repayment. At December 31, 2012 and 2011, the fair value of such liability was approximately $425,000 and $425,000, respectively. The related change in fair value for the years ended December 31, 2012 and 2011 was approximately $0 and $40,000, respectively, was recorded as change in fair value of contingent consideration related to acquisition in the accompanying consolidated statements of operations. There was no change in the fair value of the related liability during 2012 due to a change in the timing of the projected payments.
[3]	(1) Management determined that the likelihood of such royalty payable is probable through 2014. Accordingly, it booked the fair value of the $1,000,000 liability herein of $724,000 based on estimated repayment. At December 31, 2012 and 2011, the fair value of such liability was $425,459 and $770,000, respectively. The related change in fair value for the years ended December 31, 2012 and 2011 of approximately $81,000 and $0, respectively, was recorded as change in fair value of contingent consideration related to acquisition in the accompanying consolidated statements of operations.

Acquisitions - Schedule of Fair Value of the Acquired Assets (Details) (USD $)	Dec. 31, 2012
Wowio, LLC [Member]
Patent	$ 2,387,700
Website	265,300
Content library
Deferred tax liability
Total	2,653,000
Drunk Duck [Member]
Patent
Website	862,000
Content library
Deferred tax liability
Total	862,000
Spacedog Entertainment, Inc.[Member]
Patent
Website
Content library	3,334,000
Deferred tax liability	(960,000)
Total	$ 2,374,000

Notes Payable (10-K) (Details Narrative) (USD $)	0 Months Ended												1 Months Ended			3 Months Ended		12 Months Ended		45 Months Ended							0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended		2 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended			12 Months Ended				0 Months Ended		3 Months Ended	12 Months Ended
	Oct. 13, 2013	Jun. 30, 2013	Feb. 19, 2013	Feb. 14, 2013	Jan. 16, 2013	Dec. 14, 2012	Dec. 17, 2012	Oct. 13, 2012	Oct. 12, 2012	Apr. 17, 2012	Mar. 13, 2012	Dec. 20, 2011	Aug. 03, 2012	Sep. 30, 2011	Apr. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Jun. 18, 2013	May 29, 2013	Mar. 17, 2013	Jul. 13, 2012	Jun. 15, 2012	Jan. 17, 2012	Feb. 09, 2012 Convertible Notes Payable [Member]	Dec. 31, 2012 Convertible Notes Payable [Member]	Dec. 14, 2012 July Convertible Note [Member]	Jul. 13, 2012 July Convertible Note [Member]	Dec. 31, 2012 July Convertible Note [Member]	Dec. 31, 2012 April Convertible Note [Member]	Jun. 30, 2012 May And June Convertible Notes [Member]	Dec. 31, 2012 August 2012 Convertible Note [Member]	Aug. 08, 2013 August 2012 Convertible Note [Member]	Sep. 24, 2012 September 2012 Convertible Note [Member]	Dec. 31, 2012 September 2012 Convertible Note [Member]	Dec. 14, 2012 December 2012 Convertible Note [Member]	Dec. 31, 2012 December 2012 Convertible Note [Member]	Dec. 31, 2012 Secured Notes [Member]	Dec. 31, 2011 Secured Notes [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Mar. 31, 2013 Notes Payable To One Employee [Member]	Dec. 31, 2012 Notes Payable To One Employee [Member]	May 29, 2013 Revolving Loan [Member]	Sep. 21, 2012 Revolving Loan [Member]	Mar. 31, 2013 Revolving Loan [Member]	Dec. 31, 2012 Revolving Loan [Member]	Jun. 07, 2013 Revolving Loan [Member]	Sep. 28, 2012 Revolving Loan [Member]	Sep. 21, 2012 Revolving Loan [Member] Maximum [Member]
Revolving loan commitment																																															$ 250,000			$ 351,649		$ 2,000,000
Net proceeds received from loan																	29,318	419,497		419,497																											201,775
Interest rate of debt			10.00%		10.00%					10.00%	8.00%	10.00%	10.00%														10.00%			10.00%			10.00%		10.00%	10.00%		10.00%													18.00%	12.00%
Revolving loan renewal fees percentage																																																4.00%	4.00%
Revolving loan transaction advisory fees percentage																																																4.00%	4.00%
Asset monitoring fees																																																1,500	1,500
Due diligence fees on revolving loan																																																10,000	10,000
Document review and legal fees																																																12,500	12,500
Brokerage fees																																																17,500	17,500
Debt issuance costs																																																53,225	53,225
Interest expense amortized											93,447		8,333			238,128	41,880	843,004	(12,265)	1,065,232								50,000		100,000	91,666	10,000	99,291	20,834			2,708		50,000			91,120	3,962					24,394	28,831
Minimum monthly fees as a percentage on revolving loan commitment																																																0.88%	0.88%
Warrant issued to purchase number of common stock		5,000,000		2,000,000			10,000,000		3,333,333	200,000	5,000,000	6,666,666																		10,000,000																	1,841,564
Percentage of issued and outstanding ommon stock shares																																															1.00%
Exercise price of the warrants				$ 0.015			$ 0.01		$ 0.015	$ 0.05	$ 0.02	$ 0.015																		$ 0.01																	$ 0.001
Redemption of warrant in full by payment																																														90,000	30,000
Fair value of the warrants treated as a discount										8,438	93,447	95,082						837,264									47,530			96,667																			217,817
Capital lease obligations, maximum																																															250,000	250,000
Securities available for sale																																															1,000,000	1,000,000
Percentage of cash flows																																															75.00%	75.00%
Amount of principal due																121,815		121,815	139,243	121,815																								10,000	10,000			250,000	250,000
Accrued interest				5,000					2,500							4,102		3,758	965	4,102	600	11,649																		14,319	934			962	802	11,649		4,163	175
Total debt payable																																																		351,649
Issued notes payable to employees in lieu of compensation														157,355				286,763							1,000	10,000
Accrued interest rate on related parties notes payable														2.25%	2.25%	0.80%		0.80%	2.25%
Debt instrument, maturity date			Feb 19, 2014	Jun 20, 2013	Jan 16, 2014	Jul 13, 2013		Mar 13, 2013								Jun 15, 2013		Jun 15, 2013											Jul 13, 2013	Jan 31, 2013		Jun 30, 2013	Jun 30, 2013					Dec 31, 2013
Secured notes payable			25,000		75,000							100,000				271,962		144,948	43,828	271,962			60,000
Warrants expiry date				Feb 12, 2016					Aug 31, 2019	Apr 30, 2019	Mar 31, 2019	Dec 31, 2018	Feb 28, 2013																	Jul 31, 2019						Sep 30, 2013
Debt interest description

Company agreed to pay interest based on 10% interest rate for the first 4 months and 15% interest for the following 10 months. An additional $5,000 of interest will accrue for the remainder of the term through maturity date.

Convertible notes payable									50,000		100,000		10,000			392,250		332,832		392,250							50,000			100,000			171,000		25,000	10,000		50,000
BCF amount limited to face amount of note										1,562			10,000											100,000			2,470			3,333			171,000		25,000	10,000		50,000
Proceeds from convertible notes payable							100,000				71,373																29,318						113,806
Payments of outstanding accounts payable											28,627																20,682						57,194
Common stock conversion price per share	$ 0.3	$ 0.02								$ 0.02			$ 0.02								$ 0.02			$ 0.02			$ 0.015			$ 0.01			$ 0.02		$ 0.02	$ 0.02		$ 0.02
Common stock shares issued on conversion of convertible note	500,000					2,500,000		500,000	3,500,000																				2,500,000									2,500,000
Common shares issued on debt extinguishment																																						2,000,000
Loss on debt extinguishment	15,000																												750,000
Convertible note value																					6,000																	50,000
Outstanding related parties notes payable														$ 157,355				$ 286,763							$ 1,000	$ 10,000

Notes Payable (10-Q) (Details Narrative) (USD $)	0 Months Ended										1 Months Ended			3 Months Ended		12 Months Ended		45 Months Ended											3 Months Ended			0 Months Ended		3 Months Ended	12 Months Ended
	Feb. 19, 2013	Feb. 14, 2013	Jan. 16, 2013	Dec. 14, 2012	Dec. 17, 2012	Oct. 13, 2012	Oct. 12, 2012	Apr. 17, 2012	Mar. 13, 2012	Dec. 20, 2011	Aug. 03, 2012	Sep. 30, 2011	Apr. 30, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Jun. 18, 2013	May 29, 2013	Mar. 17, 2013	Jun. 15, 2012	Jan. 17, 2012	Dec. 31, 2010	Mar. 31, 2013 Notes Payable To One Employee [Member]	Dec. 31, 2012 Notes Payable To One Employee [Member]	Mar. 31, 2013 Notes Payable [Member]	Dec. 31, 2012 Notes Payable [Member]	Mar. 31, 2013 Convertible Debt [Member]	Mar. 31, 2012 Convertible Debt [Member]	Dec. 31, 2012 Convertible Debt [Member]	May 29, 2013 Revolving Loan [Member]	Sep. 21, 2012 Revolving Loan [Member]	Mar. 31, 2013 Revolving Loan [Member]	Dec. 31, 2012 Revolving Loan [Member]	Jun. 07, 2013 Revolving Loan [Member]	Sep. 28, 2012 Revolving Loan [Member]	Sep. 21, 2012 Revolving Loan [Member] Maximum [Member]
Revolving loan commitment																																	$ 250,000			$ 351,649		$ 2,000,000
Net proceeds received from loan															29,318	419,497		419,497															201,775
Interest rate of debt	10.00%		10.00%					10.00%	8.00%	10.00%	10.00%																										18.00%	12.00%
Revolving loan renewal fees percentage																																		4.00%	4.00%
Revolving loan transaction advisory fees percentage																																		4.00%	4.00%
Asset monitoring fees																																		1,500	1,500
Due diligence fees on revolving loan																																		10,000	10,000
Document review and legal fees																																		12,500	12,500
Brokerage fees																																		17,500	17,500
Debt issuance costs																																		53,225	53,225
Interest expense amortized									93,447		8,333			238,128	41,880	843,004	(12,265)	1,065,232											59,418	11,883				24,394	28,831
Minimum monthly fees as a percentage on revolving loan commitment																																		0.88%	0.88%
Common stock shares available for purchases																																	1,841,564
Percentage of issued and outstanding ommon stock shares																																	1.00%
Exercise price of the warrants		$ 0.015			$ 0.01		$ 0.015	$ 0.05	$ 0.02	$ 0.015																							$ 0.001
Redemption of warrant in full by payment																																90,000	30,000
Accounts payable and accrued expenses														111,277	140,336	928,355	472,745	1,875,863																30,000
Fair value of the warrants treated as a discount										95,082				79,167		837,264	95,082																	217,817
Interest expense																																		90,758
Capital lease obligations, maximum																																	250,000	250,000
Securities available for sale																																	1,000,000	1,000,000
Percentage of cash flows																																	75.00%	75.00%
Amount of principal due														121,815		121,815	139,243	121,815							10,000	10,000								250,000	250,000
Accrued interest		5,000					2,500							4,102		3,758	965	4,102	600	11,649					962	802	14,881	14,319	36,131		25,995	11,649		4,163	175
Total debt payable																																				351,649
Issued notes payable to employees in lieu of compensation												157,355				286,763						1,000	10,000
Accrued interest rate on related parties notes payable												2.25%	2.25%	0.80%		0.80%	2.25%
Debt instrument, maturity date	Feb 19, 2014	Jun 20, 2013	Jan 16, 2014	Jul 13, 2013		Mar 13, 2013								Jun 15, 2013		Jun 15, 2013
Secured notes payable	25,000		75,000							100,000				271,962		144,948	43,828	271,962			60,000
Warrants expiry date		Feb 12, 2016					Aug 31, 2019	Apr 30, 2019	Mar 31, 2019	Dec 31, 2018	Feb 28, 2013
Fair value of warrants																320,000	280,000							1,680,000	380,000
Warrants expect term														3 years
Warrants volatility percentage														58.90%				58.90%
Warrants discount rate														0.42%				0.42%
Debt interest description

Company agreed to pay interest based on 10% interest rate for the first 4 months and 15% interest for the following 10 months. An additional $5,000 of interest will accrue for the remainder of the term through maturity date.

Amortized value of convertible debt instrument																													79,167	140,977
Outstanding employee notes payable																													$ 571,763

Notes Payable - Schedule of Notes Payable (Details) (USD $)	Mar. 31, 2013	Mar. 17, 2013	Feb. 19, 2013	Jan. 16, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 20, 2011
Notes payable total	$ 271,962	$ 60,000	$ 25,000	$ 75,000	$ 144,948	$ 43,828	$ 100,000
Less current portion	271,962				144,948	43,828
Notes payable non-current	0				0	0
12% Notes Payable Entered In August 2011 [Member]
Notes payable total	14,948				14,948
12% Notes Payable Entered In August 2011 [Member]
Notes payable total						14,948
8% Notes Payable Entered In November 2011 [Member]
Notes payable total	20,000				20,000	20,000
8% Notes Payable Entered In January 2012 [Member]
Notes payable total	10,000				10,000
10% Secured Notes Payable Entered In December 2011 [Member]
Notes payable total	67,014				100,000	8,880
10% Secured Notes Payable To Individual [Member]
Notes payable total	75,000
10% Secured Notes Payable To Individual 1 [Member]
Notes payable total	25,000
Notes Payable To Individual [Member]
Notes payable total	$ 60,000

Notes Payable - Schedule of Notes Payable (Details) (Parenthetical) (USD $)	Mar. 31, 2013	Feb. 19, 2013	Jan. 16, 2013	Dec. 31, 2012	Aug. 03, 2012	Apr. 17, 2012	Mar. 13, 2012	Dec. 31, 2011	Dec. 20, 2011
Notes payable interest rate		10.00%	10.00%		10.00%	10.00%	8.00%		10.00%
Discount on secured notes payable	$ 33,750			$ 93,168
12% Notes Payable Entered In August 2011 [Member]
Notes payable interest rate	12.00%			12.00%
Discount on secured notes payable	32,986
12% Notes Payable Entered In August 2011 [Member]
Notes payable interest rate								12.00%
8% Notes Payable Entered In November 2011 [Member]
Notes payable interest rate	8.00%			8.00%				8.00%
8% Notes Payable Entered In January 2012 [Member]
Notes payable interest rate	8.00%			8.00%				8.00%
10% Secured Notes Payable Entered In December 2011 [Member]
Notes payable interest rate	10.00%			10.00%				10.00%
Discount on secured notes payable				0				91,120
10% Secured Notes Payable [Member]
Notes payable interest rate	10.00%
10% Secured Notes Payable To Individual 1 [Member]
Notes payable interest rate	10.00%
Notes Payable To Individual [Member]
Interest due	$ 2,500

Notes Payable - Schedule of Convertible Notes Payable (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Oct. 12, 2012	Aug. 03, 2012	Mar. 13, 2012	Dec. 31, 2011
Convertible notes payable total	$ 392,250	$ 332,832	$ 50,000	$ 10,000	$ 100,000
Less current portion	392,250	332,832
Convertible notes payable, noncurrent	0	0
8% Secured Convertible Notes Payable Entered In March 2012 [Member]
Convertible notes payable total	100,000	100,000
10% Secured Convertible Notes Payable Entered In April 2012 [Member]
Convertible notes payable total	10,000	10,000
10% Secured Convertible Notes Payable Entered In May 18, 2012 [Member]
Convertible notes payable total	39,375	28,125
10% Secured Convertible Notes Payable Entered In May 22, 2012 [Member]
Convertible notes payable total	58,333	40,833
10% Secured Convertible Notes Payable Entered In June 2012 [Member]
Convertible notes payable total	44,333	30,333
10% Secured Convertible Notes Payable Entered In July 2012 [Member]
Convertible notes payable total	100,000	91,666
10% Secured Convertible Notes Payable Entered In August 3, 2012 [Member]
Convertible notes payable total	10,000	8,333
10% Secured Convertible Notes Payable Entered In August 8, 2012 [Member]
Convertible notes payable total	25,000	20,834
10% Secured Convertible Notes Payable Entered In September 2012 [Member]
Convertible notes payable total	$ 5,209	$ 2,708

Notes Payable - Schedule of Convertible Notes Payable (Details) (Parenthetical) (USD $)	0 Months Ended					3 Months Ended	12 Months Ended
	Feb. 19, 2013	Feb. 14, 2013	Jan. 16, 2013	Dec. 14, 2012	Oct. 13, 2012	Mar. 31, 2013	Dec. 31, 2012	Aug. 03, 2012	Apr. 17, 2012	Mar. 13, 2012	Dec. 31, 2011	Dec. 20, 2011
Secured convertible notes payable interest rate	10.00%		10.00%					10.00%	10.00%	8.00%		10.00%
Discount on convertible secured notes payable						$ 33,750	$ 93,168
Secured convertible notes payable due date	Feb 19, 2014	Jun 20, 2013	Jan 16, 2014	Jul 13, 2013	Mar 13, 2013	Jun 15, 2013	Jun 15, 2013
8% Secured Convertible Notes Payable Entered In March 2012 [Member]
Secured convertible notes payable interest rate						8.00%	8.00%
Secured convertible notes payable interest rate default						13.00%
Secured convertible notes payable due date						Sep 30, 2012	Mar 31, 2013
10% Secured Convertible Notes Payable Entered In April 2012 [Member]
Secured convertible notes payable interest rate						10.00%	10.00%
Secured convertible notes payable interest rate default						15.00%
Discount on convertible secured notes payable							0
Secured convertible notes payable due date							Oct 31, 2012
10% Secured Convertible Notes Payable Entered In May 18, 2012 [Member]
Secured convertible notes payable interest rate						10.00%	10.00%
Secured convertible notes payable interest rate default						15.00%
Discount on convertible secured notes payable						5,625	16,875
Secured convertible notes payable due date						May 18, 2013	May 18, 2013
10% Secured Convertible Notes Payable Entered In May 22, 2012 [Member]
Secured convertible notes payable interest rate						10.00%	10.00%
Secured convertible notes payable interest rate default						15.00%
Discount on convertible secured notes payable						11,667	29,167
Secured convertible notes payable due date						May 22, 2013	May 22, 2013
10% Secured Convertible Notes Payable Entered In June 2012 [Member]
Secured convertible notes payable interest rate						10.00%	10.00%
Secured convertible notes payable interest rate default						15.00%
Discount on convertible secured notes payable						11,667	25,667
Secured convertible notes payable due date						Jun 30, 2013	Jun 30, 2013
10% Secured Convertible Notes Payable Entered In July 2012 [Member]
Secured convertible notes payable interest rate						10.00%	10.00%
Discount on convertible secured notes payable						0	8,334
Secured convertible notes payable due date						Jul 31, 2013	Jul 31, 2013
10% Secured Convertible Notes Payable Entered In August 3, 2012 [Member]
Secured convertible notes payable interest rate						10.00%	10.00%
Secured convertible notes payable interest rate default						15.00%
Discount on convertible secured notes payable						0	1,667
Secured convertible notes payable due date							Feb 3, 2013
10% Secured Convertible Notes Payable Entered In August 8, 2012 [Member]
Secured convertible notes payable interest rate						10.00%	10.00%
Secured convertible notes payable interest rate default						15.00%
Discount on convertible secured notes payable						0	4,166
Secured convertible notes payable due date						Feb 8, 2013	Feb 8, 2013
10% Secured Convertible Notes Payable Entered In September 2012 [Member]
Secured convertible notes payable interest rate						10.00%	10.00%
Discount on convertible secured notes payable						$ 4,791	$ 7,292
Secured convertible notes payable due date						Sep 30, 2013	Sep 30, 2013

Stockholders' Equity (10-K) (Details Narrative) (USD $)	0 Months Ended																				3 Months Ended		12 Months Ended			42 Months Ended	45 Months Ended					0 Months Ended										1 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended			12 Months Ended		0 Months Ended					1 Months Ended				12 Months Ended				1 Months Ended	0 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	0 Months Ended			3 Months Ended	1 Months Ended	3 Months Ended			12 Months Ended	0 Months Ended					0 Months Ended
	Oct. 13, 2013	Jun. 30, 2013	Jun. 18, 2013	May 24, 2013	May 05, 2013	Feb. 19, 2013	Feb. 15, 2013	Feb. 14, 2013	Jan. 31, 2013	Jan. 16, 2013	Dec. 14, 2012	Dec. 17, 2012	Oct. 13, 2012	Oct. 12, 2012	Oct. 12, 2012	Sep. 10, 2012	Apr. 17, 2012	Apr. 02, 2012	Mar. 13, 2012	Dec. 20, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Mar. 31, 2013	Dec. 12, 2012 Minimum [Member]	Apr. 02, 2012 Minimum [Member]	Dec. 12, 2012 Maximum [Member]	Apr. 02, 2012 Maximum [Member]	Feb. 14, 2013 Warrant [Member]	Sep. 21, 2012 Warrant [Member]	Jul. 13, 2012 Warrant [Member]	Apr. 17, 2012 Warrant [Member]	Mar. 13, 2012 Warrant [Member]	Feb. 09, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 20, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 15, 2010 Warrant [Member]	Apr. 30, 2011 Warrant [Member]	Mar. 31, 2013 Warrant [Member]	Mar. 31, 2012 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Mar. 31, 2011 Warrant [Member]	Jun. 30, 2010 Member's Unit [Member]	May 31, 2010 Member's Unit [Member]	Jan. 31, 2010 Member's Unit [Member]	Dec. 31, 2010 Member's Unit [Member]	Dec. 31, 2009 Member's Unit [Member]	Mar. 05, 2013 Common Stock [Member]	Dec. 19, 2012 Common Stock [Member]	Dec. 17, 2012 Common Stock [Member]	Dec. 12, 2012 Common Stock [Member]	Oct. 12, 2012 Common Stock [Member]	Mar. 31, 2012 Common Stock [Member]	Feb. 29, 2012 Common Stock [Member]	Aug. 31, 2010 Common Stock [Member]	Jun. 30, 2010 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member] C Corporation [Member]	Jun. 30, 2010 Common Stock [Member] Advisory Board Service [Member]	Jun. 19, 2012 Common Stock [Member] Consulting Agreement [Member]	Dec. 31, 2011 Common Stock One [Member]	Dec. 31, 2010 Common Stock One [Member]	Mar. 31, 2013 Common Stock One [Member] Consulting Agreement [Member]	Dec. 31, 2011 Common Stock Two [Member]	Feb. 15, 2013 Consulting Agreement [Member] Common Stock [Member]	Jan. 31, 2013 Consulting Agreement [Member] Common Stock [Member]	Sep. 07, 2012 Consulting Agreement [Member] Common Stock [Member]	Mar. 31, 2013 Consulting Agreement [Member] Common Stock [Member]	Feb. 29, 2012 Advisory Board Service [Member] Common Stock [Member]	Mar. 31, 2013 Advisory Board Service [Member] Common Stock [Member]	Mar. 31, 2012 Advisory Board Service [Member] Common Stock [Member]	Mar. 09, 2012 CEO Brian Altounian [Member]	Dec. 31, 2011 Employee [Member]	Jun. 19, 2012 Employee [Member] Common Stock [Member]	Mar. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Sep. 10, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Jun. 19, 2012 Series A [Member] Consulting Agreement [Member]	Mar. 09, 2012 Series A [Member] Brian Altounian [Member]	Jun. 19, 2012 Series A [Member] Employee Stock [Member]	Mar. 31, 2013 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Apr. 02, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]
Designated shares, number																																																																																				5,000,000							2,000,000
Preferred stock, par value																																																																																		$ 0.0001	$ 0.0001	$ 0.001	$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Voting Rights

The holders of Series A are entitled to receive dividends in preference to dividends on common stock and are entitled to vote together with the holders of common stock with a voting right equivalent to 50 votes of common stock for each share of Series A held.

The holders of Series B are entitled to receive dividends in preference to any dividends on common stock and are entitled to vote together with the holders of common stock with a voting right equivalent to 300 votes of common stock for each share of Series B held.

Stock conversion, description

Holders of Series A may transfer their shares into two shares of common stock with the consent of all Series A holders or one share of common stock without such consent. In the event of liquidation, the holders of Series A shall be issued one share of common stock for every 50 shares of Series A.

																		In the event of liquidation, the holders of Series B shall be issued one share of common stock for every 300 shares of Series B.
Stock issued during period for consideration of services, shares				500,000			10,000,000		3,200,000																	303,500																						2,024,000				82,000,000								20,000	873,700	11,000,000	183,400	873,700		2,500,000	5,000,000	183,400				10,000,000	3,200,000	2,800,000		2,000,000				1,509,750						850,000	3,300,000	850,000
Stock issued during period for consideration of services																							$ 3,300,000	$ 55,020	$ 87,370	$ 30,350																						$ 202,400													$ 87,370	$ 1,100	$ 18	$ 87		$ 250,000	$ 1,500,000	$ 55,020				$ 2,000,000	$ 640,000	$ 840,000		$ 600,000				$ 452,925						$ 255,000	$ 66,000	$ 255,000
Estimated fair value of preferred stock																																																																															990,000
Stock issued, price per share					$ 0.2																																					$ 0.01						$ 0.1	$ 0.1	$ 0.05	$ 0.1	$ 0.05	$ 0.2	$ 0.3	$ 0.01	$ 0.3				$ 0.1	$ 0.1					$ 0.1	$ 0.3	$ 0.3	$ 0.25		$ 0.25	$ 0.2	$ 0.2	$ 0.3		$ 0.3				$ 0.3	$ 0.3						$ 0.3
Sale of stock, per share																																																										$ 0.3	$ 0.3
Loss on settlement of accrued expenses																																																						210,000																				784,000													924,000
Compensation expense																							142,995																																																					525,000
Preferred stock, shares authorized																																																																																		5,000,000	5,000,000	5,000,000	5,000,000				2,000,000	2,000,000	2,000,000	2,000,000
Percentage of outstanding common stock used for acquire business																		20.00%
Stock issued during the period for cash, shares					100,000																																													100,000	17,352,000	19,640,000	100,000								50,000	63,501	888,070	10,542,000				704,070	10,492,000		184,000										6,000,000
Stock issued during the period for cash																							19,050	257,220	2,625,000																									5,000	1,735,200	982,000	20,000								5,000	6	89	1,054				211,220	2,620,000		46,000
Stock issued during the period for consideration of accounts payable, shares																																																				3,200,000
Stock issued during the period for consideration of accounts payable																																																				114,000
Difference in members unit issued estimated fair value and accounts payable																																																				46,000
Stock issued during period for acquisitions, shares																																																	20,430,000
Stock issued during period for acquisitions																																																	2,043,000
Stock issued during period for exercise of warrants, shares																																										7,000,000													10,000,000
Stock issued during period for exercise of warrants																																										70,000													100,000
Stock issued during period for accrued expenses, shares																																																						750,000					30,000
Stock issued during period for accrued expenses																																																						225,000					9,000
Number of shares issued during the period																																																														2,000,000		2,500,000	144,746,000
Common stock, par value																		$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, authorized																					500,000,000		500,000,000	500,000,000		500,000,000	500,000,000		300,000,000		500,000,000
Sale of stock during period, number																																																										46,834	16,667
Sale of stock during period																																																										14,050	5,000
Sale of stock, price per share																																																										$ 0.3	$ 0.3
General and administrative expense																					745,374	390,685	5,033,512	1,433,843			12,154,055																																																						1,800,000
Amortized general and administrative expenses																					7,305		841,146																																															106,667					42,969		75,000	75,000
Accrued expenses for services																																																						15,000																				56,000
Debt instrument, converted, principal															50,000
Debt instrument, converted, accrued interest															2,500
Debt instrument, conversion, shares issued			330,000																																																						3,500,000
Number of shares issued during the period for convertible debt	500,000										2,500,000		500,000	3,500,000																																																6,000,000
Debt instrument, maturity date						Feb 19, 2014		Jun 20, 2013		Jan 16, 2014	Jul 13, 2013		Mar 13, 2013								Jun 15, 2013		Jun 15, 2013
Stock issued for conversion. number											2,500,000
Number of common share need to be returned																																																								2,550,000
Contingent royalty liability																												500,000		1,000,000
Warrant issued to purchase number of common stock		5,000,000						2,000,000				10,000,000		3,333,333			200,000		5,000,000	6,666,666												2,000,000	5,524,692	10,000,000	200,000	5,000,000	3,333,333		6,666,666	7,000,000	2,000,000
Warrants exercise price																																0.015	0.001	0.01	0.05	0.02	0.015		0.015	0.01	0.25
Warrant value																																									320,000
Fair value of the warrant																				95,082	79,167		837,264	95,082														280,000	95,082	1,680,000
Warrants exchanged with additional consulting services for the amount																																														70,000
Derivative liability																																															$ 1,680,000
Weighted-average contractual remaining life																																											4 years 3 months	4 years 3 months 7 days	4 years 3 months 7 days	5 years 9 months 26 days

Stockholders' Equity (10-Q) (Details Narrative) (USD $)	0 Months Ended													1 Months Ended	3 Months Ended	12 Months Ended			42 Months Ended	0 Months Ended									1 Months Ended	3 Months Ended		12 Months Ended		0 Months Ended				1 Months Ended			12 Months Ended			0 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended					0 Months Ended			3 Months Ended	1 Months Ended	3 Months Ended						0 Months Ended
	Jun. 30, 2013	May 24, 2013	May 05, 2013	Feb. 15, 2013	Feb. 14, 2013	Jan. 31, 2013	Dec. 17, 2012	Oct. 12, 2012	Sep. 10, 2012	Apr. 17, 2012	Apr. 02, 2012	Mar. 13, 2012	Dec. 20, 2011	Aug. 03, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Feb. 14, 2013 Warrant [Member]	Sep. 21, 2012 Warrant [Member]	Jul. 13, 2012 Warrant [Member]	Apr. 17, 2012 Warrant [Member]	Mar. 13, 2012 Warrant [Member]	Feb. 09, 2012 Warrant [Member]	Dec. 20, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 15, 2010 Warrant [Member]	Apr. 30, 2011 Warrant [Member]	Mar. 31, 2013 Warrant [Member]	Mar. 31, 2012 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Mar. 05, 2013 Common Stock [Member]	Dec. 19, 2012 Common Stock [Member]	Dec. 17, 2012 Common Stock [Member]	Dec. 12, 2012 Common Stock [Member]	Feb. 29, 2012 Common Stock [Member]	Aug. 31, 2010 Common Stock [Member]	Jun. 30, 2010 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Jun. 19, 2012 Common Stock [Member] Consulting Agreement [Member]	Dec. 31, 2011 Common Stock One [Member]	Dec. 31, 2010 Common Stock One [Member]	Mar. 31, 2013 Common Stock One [Member] Consulting Agreement [Member]	Dec. 31, 2011 Common Stock Two [Member]	Mar. 31, 2013 Common Stock Two [Member] Consulting Agreement 2 [Member]	Dec. 12, 2012 Minimum [Member]	Apr. 02, 2012 Minimum [Member]	Dec. 12, 2012 Maximum [Member]	Apr. 02, 2012 Maximum [Member]	Feb. 15, 2013 Consulting Agreement [Member] Common Stock [Member]	Jan. 31, 2013 Consulting Agreement [Member] Common Stock [Member]	Sep. 07, 2012 Consulting Agreement [Member] Common Stock [Member]	Mar. 31, 2013 Consulting Agreement [Member] Common Stock [Member]	Feb. 29, 2012 Advisory Board Service [Member] Common Stock [Member]	Mar. 31, 2013 Advisory Board Service [Member] Common Stock [Member]	Mar. 31, 2012 Advisory Board Service [Member] Common Stock [Member]	Mar. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Sep. 10, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Jun. 19, 2012 Series A [Member] Consulting Agreement [Member]	Mar. 31, 2013 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Apr. 02, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]
Designated shares, number																																																															5,000,000					2,000,000
Preferred stock, par value																																																													$ 0.0001	$ 0.0001	$ 0.001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized																																																													5,000,000	5,000,000	5,000,000	5,000,000		2,000,000	2,000,000	2,000,000	2,000,000
Common Stock, Voting Rights

The holders of Series A are entitled to receive dividends in preference to dividends on common stock and are entitled to vote together with the holders of common stock with a voting right equivalent to 50 votes of common stock for each share of Series A held.

The holders of Series B are entitled to receive dividends in preference to any dividends on common stock and are entitled to vote together with the holders of common stock with a voting right equivalent to 300 votes of common stock for each share of Series B held.

Stock conversion, description

Holders of Series A may transfer their shares into two shares of common stock with the consent of all Series A holders or one share of common stock without such consent. In the event of liquidation, the holders of Series A shall be issued one share of common stock for every 50 shares of Series A.

											In the event of liquidation, the holders of Series B shall be issued one share of common stock for every 300 shares of Series B.
Stock issued during period for consideration of services, shares		500,000		10,000,000		3,200,000													303,500																				20,000	873,700	11,000,000	183,400	873,700	5,000,000	183,400									10,000,000	3,200,000	2,800,000		2,000,000							850,000
Stock issued during period for consideration of services																$ 3,300,000	$ 55,020	$ 87,370	$ 30,350																					$ 87,370	$ 1,100	$ 18	$ 87	$ 1,500,000	$ 55,020									$ 2,000,000	$ 640,000	$ 840,000		$ 600,000							$ 255,000
Amortized general and administrative expenses															7,305	841,146																															106,667		250,000								42,969		75,000	75,000
Percentage of outstanding common stock used for acquire business											20.00%
Common stock, par value											$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, authorized															500,000,000	500,000,000	500,000,000		500,000,000																																300,000,000		500,000,000
Stock issued, price per share			$ 0.2																										$ 0.01					$ 0.2	$ 0.3	$ 0.01	$ 0.3		$ 0.1	$ 0.1				$ 0.3	$ 0.3	$ 0.25		$ 0.25						$ 0.2	$ 0.2	$ 0.3		$ 0.3
Stock issued during period for accrued expenses, shares																																			750,000			30,000
Stock issued during period for accrued expenses																																			225,000			9,000
Accrued expenses for services																																			15,000																					56,000
Loss on settlement of accrued expenses																																			210,000																					784,000
Stock issued during the period for cash, shares			100,000																															100,000						50,000	63,501	888,070	10,542,000		704,070	10,492,000		184,000
Stock issued during the period for cash																19,050	257,220	2,625,000																20,000						5,000	6	89	1,054		211,220	2,620,000		46,000
Warrant issued to purchase number of common stock	5,000,000				2,000,000		10,000,000	3,333,333		200,000		5,000,000	6,666,666							2,000,000	5,524,692	10,000,000	200,000	5,000,000	3,333,333	6,666,666	7,000,000	2,000,000
Warrants exercise price																				0.015	0.001	0.01	0.05	0.02	0.015	0.015	0.01	0.25
Warrants expiry date					Feb 12, 2016			Aug 31, 2019		Apr 30, 2019		Mar 31, 2019	Dec 31, 2018	Feb 28, 2013						Feb 12, 2016
Number of common share need to be returned																																					2,550,000
Contingent royalty liability																																																		$ 500,000		$ 1,000,000
Weighted-average contractual remaining life																														4 years 3 months	4 years 3 months 7 days	4 years 3 months 7 days	5 years 9 months 26 days

Stockholders' Equity - Schedule of Warrants Activity (Details) (Warrant [Member], USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012
Warrant [Member]
Number of Shares, Oustanding beginning	22,724,691		8,666,666
Grants	2,000,000		24,058,025
Exercised			(10,000,000)
Cancelled	(1,841,564)	[1]		[1]
Number of Shares, Oustanding ending	22,883,127		22,724,691
Outstanding, Weighted Average Exercise Price	$ 0.03		$ 0.07
Granted	$ 0.015		$ 0.01
Exercised			$ 0.01
Cancelled	$ 0.001
Outstanding, Weighted Average Exercise Price	$ 0.035		$ 0.03
Aggregate Intrinsic Value, beginning	$ 6,051,883	[1],[2]	$ 1,993,333	[1],[2]
Aggregate Intrinsic Value, ending	$ 6,051,883	[1],[3]	$ 6,051,883	[1],[2]

[1]	(1) Represents the difference between the exercise price and the estimated fair value of the Companys common stock at the end of the reporting period.
[2]	(2) The warrants outstanding and exercisable at December 31, 2012 and December 31, 2011 have a weighted-average contractual remaining life of 4.27 years and 5.82 years, respectively.
[3]	(2) The warrants outstanding and exercisable at March 31, 2013 and December 31, 2012 have a weighted-average contractual remaining life of 4.25 years and 4.27 years, respectively.

Stockholders' Equity - Schedule of Using Block-Scholes Method for Calculating Grant Date Fair Value For Common Stock Warrants (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011
Expected term (in years)			0 years	[1]
Expected volatility			0.00%	[1]
Risk-free interest rate			0.00%	[1]
Expected dividends			0.00%	[1]
Minimum [Member]
Expected term (in years)					2 years 2 months 16 days
Expected volatility					80.94%
Risk-free interest rate					1.29%
Maximum [Member]
Expected term (in years)					6 years 9 months 4 days
Expected volatility					92.64%
Risk-free interest rate					2.90%
Warrant [Member]
Expected term (in years)	3 years		7 years		7 years
Expected volatility	58.90%				76.00%
Risk-free interest rate	0.42%				0.86%
Expected dividends
Grant date fair value per share	$ 0.19				$ 0.29
Warrant [Member] | Minimum [Member]
Expected volatility			68.86%
Risk-free interest rate			0.27%
Grant date fair value per share			$ 0.27
Warrant [Member] | Maximum [Member]
Expected volatility			74.91%
Risk-free interest rate			1.43%
Grant date fair value per share			$ 0.29

[1]	No derivative liabilities exist during the year ended December 31, 2012.

Derivative Liabilities (Details Narrative) (USD $)	0 Months Ended		3 Months Ended		12 Months Ended		45 Months Ended
	Dec. 31, 2010	Dec. 16, 2010	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrants granted to purchase common stock	7,000,000	2,000,000
Warrants Exericse price	$ 0.01	$ 0.25
Warrants adjusted exericse price	$ 0.005	$ 0.125
Value of equity securities	$ 1,000,000	$ 1,000,000
Fair value of warrants	1,680,000				320,000	280,000
Reclassification of derivative liability to equity	1,680,000			280,000	(280,000)	(1,680,000)	280,000
Change in fair value of derivative liabilities						$ (40,000)	$ (40,000)

Derivative Liabilities - Summary of Derivative Liabilities (Details) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended		45 Months Ended
	Dec. 31, 2010	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Balance at beginning of year			$ 280,000	$ 280,000	$ 2,000,000
Reclassification to equity	1,680,000		280,000	(280,000)	(1,680,000)	280,000
Net change in fair value of derivative liabilities					(40,000)	(40,000)
Ending balance	$ 2,000,000				$ 280,000

Derivative Liabilities - Schedule of Fair Value Assumptions of Derivative Liabilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]
Expected term (in years)	0 years	[1]	2 years 2 months 16 days	6 years 9 months 4 days
Expected volatility	0.00%	[1]	80.94%	92.64%
Risk-free interest rate	0.00%	[1]	1.29%	2.90%
Expected dividends	0.00%	[1]
Grant date fair value per share	$ 0	[1]	$ 0.14	$ 0.24

[1]	No derivative liabilities exist during the year ended December 31, 2012.

Income Taxes (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Provision for income taxes using the statutory federal income tax rate	34.00%
Deferred Tax Assets, Net	$ 6,487,000	$ 3,066,000
Valuation Allowance, Deferred Tax Asset, Change in Amount	3,421,000	1,988,000
Net operating loss carry forwards, expiration period	Begin to expire in 2029 through 2032.
Federal Taxable Income [Member]
Net operating loss carry forwards	7,500,000
State Taxable Income [Member]
Net operating loss carry forwards	$ 8,200,000

Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal tax benefit at statutory rate	$ (3,878,000)	$ (1,697,000)
State tax benefit, net	(501,000)	(291,000)
Loss on extinguishment of debt	958,000
Other differences
Change in valuation allowance	3,421,000	1,988,000
Provision for income taxes

Income Taxes - Schedule of Deferred Tax Assets (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal and state net operating loss carryforwards	$ 3,279,000	$ 1,821,000
Stock-based compensation	857,000	857,000
California franchise tax	(242,000)	(94,000)
Differences in tax basis	2,430,000	466,000
Accrued expenses and other	163,000	16,000
Total deferred tax assets	6,487,000	3,066,000
Less valuation allowance	(6,487,000)	(3,066,000)
Net deferred income tax asset

Related Party Transactions (10-K) (Details Narrative) (USD $)	0 Months Ended			1 Months Ended	12 Months Ended				14 Months Ended	16 Months Ended	17 Months Ended	42 Months Ended
	May 24, 2013	Feb. 15, 2013	Jan. 31, 2013	Nov. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2012	Oct. 31, 2011	Mar. 31, 2013	Dec. 31, 2012
Monthly support fee				$ 5,000				$ 25,000	$ 5,000	$ 40,000	$ 5,000
Number of shares issued by the company, value					600,000		250,000
Stock issued during period for consideration of services, shares	500,000	10,000,000	3,200,000									303,500
Number of shares issued during the period for service, value					3,300,000	55,020	87,370					30,350
Alliance Acquisition Corp [Member]
Number of shares held by related parties					12,750,000	12,750,000			12,750,000			12,750,000
Brian Altounian [Member]
Noncontrolling Interest, Ownership Percentage					34.00%	34.00%			34.00%		34.00%	34.00%
Number of shares issued by the company												2,047,000
Number of shares issued by the company, value												$ 149,000

Related Party Transactions (10-Q) (Details Narrative) (USD $)	1 Months Ended	12 Months Ended	14 Months Ended	16 Months Ended	17 Months Ended
	Nov. 30, 2011	Jun. 30, 2010	Dec. 31, 2012	Oct. 31, 2011	Mar. 31, 2013	Mar. 31, 2013 Brian Altounian [Member]	Dec. 31, 2012 Brian Altounian [Member]	Dec. 31, 2011 Brian Altounian [Member]
Noncontrolling Interest, Ownership Percentage						34.00%	34.00%	34.00%
Monthly fee	$ 5,000	$ 25,000	$ 5,000	$ 40,000	$ 5,000

Related Party Transactions - Schedule of Related Party Transactions (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Management fee payable, balance at the beginning	$ 3,668		$ (19,257)	$ (651,549)	$ 36,148
Management fee	(15,000)	150,000	60,000	410,000	390,000
Advances to/payments on behalf of the Company			(1,480)	437,624	1,419,370
Payments to/on behalf of Alliance	40	(113,852)	(35,595)	(215,332)	(2,497,067)
Management fee payable, balance at the end	$ (18,628)	$ 36,148	$ 3,668	$ (19,257)	$ (651,549)

Commitments and Contingencies (10-K) (Details Narrative) (USD $)	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Two Thousand Thirteen [Member]	Dec. 31, 2012 Two Thousand Thirteen [Member]	Mar. 31, 2013 Two Thousand Fourteen [Member]	Dec. 31, 2012 Two Thousand Fourteen [Member]	Mar. 31, 2013 Two Thousand Fifteen [Member]	Dec. 31, 2012 Two Thousand Fifteen [Member]	Apr. 30, 2012 Employment Agreements [Member]	Mar. 31, 2013 Wowio, LLC [Member]	Dec. 31, 2012 Wowio, LLC [Member]	Mar. 31, 2013 Drunk Duck [Member]	Dec. 31, 2012 Drunk Duck [Member]	Mar. 31, 2013 Spacedog Entertainment, Inc.[Member]	Dec. 31, 2012 Spacedog Entertainment, Inc.[Member]	Mar. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Mar. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Apr. 30, 2012 Operating Lease [Member]	Apr. 30, 2012 Operating Lease [Member] Minimum [Member]	Apr. 30, 2012 Operating Lease [Member] Maximum [Member]
Lease Expiration Date																				Jul 31, 2015
Require monthly payment for lease																					$ 9,000	$ 10,000
Lease expense		69,000
Percentage of royalty payments related to acquisitions										20.00%	20.00%	10.00%	10.00%	100.00%	100.00%	10.00%	10.00%	100.00%	100.00%
Percentage of royalty payments related to acquisitions through perpetuity										10.00%	10.00%
Payment by party for termination of the lease	5,000	5,000
Employment agreement expire year									Expire through 2015.
Required employee agreement payment			$ 330,000	$ 330,000	$ 225,000	$ 225,000	$ 50,000	$ 50,000
Percentage of employee bonus																10.00%	10.00%	100.00%	100.00%

Commitments and Contingencies (10-Q) (Details Narrative) (USD $)	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Two Thousand Thirteen [Member]	Dec. 31, 2012 Two Thousand Thirteen [Member]	Mar. 31, 2013 Two Thousand Fourteen [Member]	Dec. 31, 2012 Two Thousand Fourteen [Member]	Mar. 31, 2013 Two Thousand Fifteen [Member]	Dec. 31, 2012 Two Thousand Fifteen [Member]	Apr. 30, 2012 Employment Agreements [Member]	Mar. 31, 2013 Wowio, LLC [Member]	Dec. 31, 2012 Wowio, LLC [Member]	Mar. 31, 2013 Drunk Duck [Member]	Dec. 31, 2012 Drunk Duck [Member]	Mar. 31, 2013 Spacedog Entertainment, Inc.[Member]	Dec. 31, 2012 Spacedog Entertainment, Inc.[Member]	Mar. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Mar. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]
Percentage of royalty payments related to acquisitions										20.00%	20.00%	10.00%	10.00%	100.00%	100.00%	10.00%	10.00%	100.00%	100.00%
Percentage of royalty payments related to acquisitions through perpetuity										10.00%	10.00%
Payment by party for termination of the lease	$ 5,000	$ 5,000
Employment agreement expire year									Expire through 2015.
Required employee agreement payment			$ 330,000	$ 330,000	$ 225,000	$ 225,000	$ 50,000	$ 50,000
Percentage of employee bonus																10.00%	10.00%	100.00%	100.00%

Commitments and Contingencies - Schedule of Future Minimum Rental Payments for Operating Leases (Details) (USD $)	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
2013	$ 110,000
2014	113,000
2015	67,000
Operating Leases, Future Minimum Payments Due	$ 290,000

Subsequent Events (Details Narratives) (USD $)	0 Months Ended																							3 Months Ended		12 Months Ended		42 Months Ended	45 Months Ended						0 Months Ended																1 Months Ended
	Jul. 20, 2013	Jun. 30, 2013	Jun. 18, 2013	Jun. 20, 2013	May 29, 2013	May 24, 2013	May 20, 2013	May 10, 2013	May 05, 2013	Mar. 17, 2013	Feb. 19, 2013	Feb. 14, 2013	Feb. 15, 2013	Feb. 14, 2013	Jan. 31, 2013	Jan. 16, 2013	Dec. 14, 2012	Dec. 17, 2012	Oct. 13, 2012	Oct. 12, 2012	Apr. 17, 2012	Mar. 13, 2012	Dec. 20, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Oct. 13, 2013	Feb. 21, 2013	Jan. 22, 2013	Aug. 03, 2012	Jul. 13, 2012	Jul. 20, 2013 Promissory Note Revised Agreement [Member]	Jun. 20, 2013 Promissory Note Revised Agreement [Member]	May 20, 2013 Promissory Note Revised Agreement [Member]	Apr. 24, 2013 Promissory Note Revised Agreement [Member]	Apr. 24, 2013 March 2013 Lending Agreement And Promissory Note [Member]	Apr. 24, 2013 March 2013 Lending Agreement And Promissory Note [Member] Minimum [Member]	Apr. 24, 2013 March 2013 Lending Agreement And Promissory Note [Member] Maximum [Member]	Feb. 14, 2013 Warrant [Member]	Sep. 21, 2012 Warrant [Member]	Jul. 13, 2012 Warrant [Member]	Apr. 17, 2012 Warrant [Member]	Mar. 13, 2012 Warrant [Member]	Feb. 09, 2012 Warrant [Member]	Dec. 20, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 15, 2010 Warrant [Member]	Apr. 30, 2011 Warrant [Member]
Notes payable										$ 60,000	$ 25,000					$ 75,000							$ 100,000	$ 271,962		$ 144,948	$ 43,828	$ 144,948	$ 271,962									$ 70,000	$ 60,000
Notes payable interest rate											10.00%					10.00%					10.00%	8.00%	10.00%										10.00%
Debt instrument, maturity date											Feb 19, 2014			Jun 20, 2013		Jan 16, 2014	Jul 13, 2013		Mar 13, 2013					Jun 15, 2013		Jun 15, 2013
Company issued a warrant for the purchase common stock																																										2,000,000
Warrants exercise price																																										$ 0.015
Warrants expire date																																										Feb 12, 2016
Interest rate for the first Four months												10.00%
Interest for the following Ten months												15.00%
Accrued interest			600		11,649							5,000		5,000						2,500				4,102		3,758	965	3,758	4,102
Interest payment										2,500																												5,000	5,000	2,500	70,000
Outstanding principal and interest due and payable	20,500			21,000	351,649		21,000																												30,000	25,000	20,000
Repayment of debt					250,000
Redemption of warrants					90,000
Common stock shares issued to consultant						500,000							10,000,000		3,200,000													303,500
Common stock issued for cash, shares									100,000
Proceeds from common stock									200,000															20,000	19,050	19,050	257,220		2,921,270
Common stock price per share									$ 0.2																																										$ 0.01
Common stock shares returned by the officer								2,550,000
Consulting fee						8,500
Convertible promissory note			6,000
Common stock issued on conversion of notes			330,000
Common stock conversion price		$ 0.02	$ 0.02																		$ 0.02									$ 0.3			$ 0.02	$ 0.02
Warrant issued to purchase number of common stock		5,000,000												2,000,000				10,000,000		3,333,333	200,000	5,000,000	6,666,666																			2,000,000	5,524,692	10,000,000	200,000	5,000,000	3,333,333	6,666,666	7,000,000	2,000,000
Number of common stock issued to employees			2,850,000
Loan from Holder																															$ 25,000	$ 75,000